UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2024:
John Hancock Funds II
  John Hancock Disciplined Value Emerging Markets Equity Fund (formerly John Hancock Emerging Markets Fund)
  John Hancock Emerging Markets Debt Fund
  John Hancock Floating Rate Income Fund
  John Hancock Multi-Asset High Income Fund
  John Hancock Opportunistic Fixed Income Fund
  John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class A/JIPAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$113	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class A/JIPAX) returned 7.44% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class A/JIPAX)	3.09%	0.96%	1.87%
Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge	7.44%	1.78%	2.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827274

356A-A
8/24
10/24

John Hancock Strategic Income Opportunities Fund
Class C/JIPCX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$185	1.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class C/JIPCX) returned 6.69% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class C/JIPCX)	5.69%	1.07%	1.57%
Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge	6.69%	1.07%	1.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827274

356A-C
8/24
10/24

John Hancock Strategic Income Opportunities Fund
Class I/JIPIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$82	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class I/JIPIX) returned 7.76% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class I/JIPIX)	7.76%	2.08%	2.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827274

356A-I
8/24
10/24

John Hancock Strategic Income Opportunities Fund
Class NAV/JHSEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$70	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class NAV/JHSEX) returned 7.89% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class NAV/JHSEX)	7.89%	2.20%	2.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827274

356A-NAV
8/24
10/24

John Hancock Strategic Income Opportunities Fund
Class R2/JIPPX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$120	1.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R2/JIPPX) returned 7.46% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R2/JIPPX)	7.46%	1.70%	2.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827274

356A-R2
8/24
10/24

John Hancock Strategic Income Opportunities Fund
Class R6/JIPRX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$70	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R6/JIPRX) returned 7.98% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R6/JIPRX)	7.98%	2.21%	2.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827274

356A-R6
8/24
10/24

John Hancock Opportunistic Fixed Income Fund
Class 1/JIGDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$88	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class 1/JIGDX) returned 6.78% for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class 1/JIGDX)	6.78%	1.65%	1.76%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

The fund has designated Bloomberg Global Aggregate Bond (USD Hedged) Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827252

476A-1
8/24
10/24

John Hancock Opportunistic Fixed Income Fund
Class A/JABWX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$121	1.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class A/JABWX) returned 6.53% (excluding sales charges) for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class A/JABWX)	2.29%	0.65%	1.25%
Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge	6.53%	1.47%	1.67%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

The fund has designated Bloomberg Global Aggregate Bond (USD Hedged) Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum up-front sales charge on Class A shares was reduced from 5% to 4% of purchase price, and the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827252

476A-A
8/24
10/24

John Hancock Opportunistic Fixed Income Fund
Class C/JABOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$197	1.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class C/JABOX) returned 5.64% (excluding sales charges) for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class C/JABOX)	4.64%	0.97%	1.42%
Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge	5.64%	0.97%	1.42%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

The fund has designated Bloomberg Global Aggregate Bond (USD Hedged) Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class C shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827252

476A-C
8/24
10/24

John Hancock Opportunistic Fixed Income Fund
Class I/JABTX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$95	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class I/JABTX) returned 6.72% for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class I/JABTX)	6.72%	1.63%	1.75%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

The fund has designated Bloomberg Global Aggregate Bond (USD Hedged) Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827252

476A-I
8/24
10/24

John Hancock Opportunistic Fixed Income Fund
Class R6/JABUX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$84	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class R6/JABUX) returned 6.90% for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class R6/JABUX)	6.90%	1.71%	1.78%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

The fund has designated Bloomberg Global Aggregate Bond (USD Hedged) Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827252

476A-R6
8/24
10/24

John Hancock Multi-Asset High Income Fund
Class A/JIAFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$96	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class A/JIAFX) returned 14.91% (excluding sales charges) for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class A/JIAFX)	9.70%	3.49%	3.47%
Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge	14.91%	4.46%	3.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827231

448A-A
8/24
10/24

John Hancock Multi-Asset High Income Fund
Class C/JIAGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$175	1.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class C/JIAGX) returned 13.95% (excluding sales charges) for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class C/JIAGX)	12.95%	3.67%	3.19%
Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge	13.95%	3.67%	3.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827231

448A-C
8/24
10/24

John Hancock Multi-Asset High Income Fund
Class I/JIAIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$69	0.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class I/JIAIX) returned 15.19% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class I/JIAIX)	15.19%	4.72%	4.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827231

448A-I
8/24
10/24

John Hancock Multi-Asset High Income Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$56	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class NAV) returned 15.29% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class NAV)	15.29%	4.66%	3.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class NAV shares were first offered 6-4-20. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827231

448A-NAV
8/24
10/24

John Hancock Multi-Asset High Income Fund
Class R6/JIASX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$57	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class R6/JIASX) returned 15.30% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class R6/JIASX)	15.30%	4.84%	4.36%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827231

448A-R6
8/24
10/24

John Hancock Floating Rate Income Fund
Class 1/JFIHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$73	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class 1/JFIHX) returned 9.21% for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.

TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.

The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class 1/JFIHX)	9.21%	4.95%	3.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827195

328A-1
8/24
10/24

John Hancock Floating Rate Income Fund
Class A/JFIAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$104	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class A/JFIAX) returned 8.89% (excluding sales charges) for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.

TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.

The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class A/JFIAX)	6.12%	4.14%	3.22%
Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge	8.89%	4.67%	3.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827195

328A-A
8/24
10/24

John Hancock Floating Rate Income Fund
Class C/JFIGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$182	1.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class C/JFIGX) returned 8.08% (excluding sales charges) for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.

TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.

The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class C/JFIGX)	7.08%	3.87%	2.72%
Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge	8.08%	3.87%	2.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827195

328A-C
8/24
10/24

John Hancock Floating Rate Income Fund
Class I/JFIIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$81	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class I/JFIIX) returned 9.13% for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.

TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.

The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class I/JFIIX)	9.13%	4.88%	3.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827195

328A-I
8/24
10/24

John Hancock Floating Rate Income Fund
Class NAV/JFIDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$69	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class NAV/JFIDX) returned 9.26% for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.

TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.

The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class NAV/JFIDX)	9.26%	5.00%	3.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827195

328A-NAV
8/24
10/24

John Hancock Floating Rate Income Fund
Class R6/JFIRX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$69	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class R6/JFIRX) returned 9.39% for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.

TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.

The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class R6/JFIRX)	9.39%	5.02%	3.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827195

328A-R6
8/24
10/24

John Hancock Disciplined Value Emerging Markets Equity Fund
Class A/JEVAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$142	1.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX) returned 1.12% (excluding sales charges) for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.

TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	(3.97)%	2.32%	0.64%
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge	1.12%	3.37%	1.16%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827161

368A-A
8/24
10/24

John Hancock Disciplined Value Emerging Markets Equity Fund
Class C/JEVCX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$211	2.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX) returned 0.34% (excluding sales charges) for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.

TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	(0.65)%	2.65%	0.43%
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge	0.34%	2.65%	0.43%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827161

368A-C
8/24
10/24

John Hancock Disciplined Value Emerging Markets Equity Fund
Class I/JEVIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$112	1.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX) returned 1.40% for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.

TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	1.40%	3.67%	1.46%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827161

368A-I
8/24
10/24

John Hancock Disciplined Value Emerging Markets Equity Fund
Class NAV/JEVNX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$101	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX) returned 1.53% for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.

TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	1.53%	3.80%	1.58%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827161

368A-NAV
8/24
10/24

John Hancock Disciplined Value Emerging Markets Equity Fund
Class R6/JEVRX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$101	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX) returned 1.53% for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.

TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	1.53%	3.79%	1.58%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827161

368A-R6
8/24
10/24

John Hancock Emerging Markets Debt Fund
Class A/JMKAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$126	1.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class A/JMKAX) returned 14.09% (excluding sales charges) for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.

TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class A/JMKAX)	9.57%	0.64%	2.05%
Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge	14.09%	1.47%	2.46%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

The fund has designated JP Morgan EMBI Global Diversified Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827170

358A-A
8/24
10/24

John Hancock Emerging Markets Debt Fund
Class C/JMKCX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$201	1.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class C/JMKCX) returned 13.19% (excluding sales charges) for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.

TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class C/JMKCX)	12.19%	0.74%	1.71%
Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge	13.19%	0.74%	1.71%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

The fund has designated JP Morgan EMBI Global Diversified Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827170

358A-C
8/24
10/24

John Hancock Emerging Markets Debt Fund
Class I/JMKIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$95	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class I/JMKIX) returned 14.28% for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.

TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class I/JMKIX)	14.28%	1.72%	2.75%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

The fund has designated JP Morgan EMBI Global Diversified Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827170

358A-I
8/24
10/24

John Hancock Emerging Markets Debt Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$83	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class NAV) returned 14.44% for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.

TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class NAV)	14.44%	1.85%	2.88%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

The fund has designated JP Morgan EMBI Global Diversified Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827170

358A-NAV
8/24
10/24

John Hancock Emerging Markets Debt Fund
Class R2/JHEMX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R2/JHEMX)	$109	1.02%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class R2/JHEMX) returned 14.16% for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.

TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class R2/JHEMX)	14.16%	1.56%	2.56%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

The fund has designated JP Morgan EMBI Global Diversified Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827170

358A-R2
8/24
10/24

John Hancock Emerging Markets Debt Fund
Class R6/JEMIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$83	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class R6/JEMIX) returned 14.42% for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.

TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class R6/JEMIX)	14.42%	1.86%	2.85%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

The fund has designated JP Morgan EMBI Global Diversified Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827170

358A-R6
8/24
10/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $433,304 and $417,821 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $4,578 and $3,676 for fiscal years ended August 31, 2024 and August 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,986 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,382 and $12,129 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $2,216 and $0 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $871,936 for the fiscal year ended August 31, 2024 and $1,431,046 for the fiscal year ended August 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2024 for the following funds:

John Hancock Funds II

  John Hancock Disciplined Value Emerging Markets Equity Fund (formerly John Hancock Emerging Markets Fund)

  John Hancock Emerging Markets Debt Fund

  John Hancock Floating Rate Income Fund

  John Hancock Multi-Asset High Income Fund

  John Hancock Opportunistic Fixed Income Fund

  John Hancock Strategic Income Opportunities Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Emerging Markets Equity Fund (formerly John Hancock Emerging Markets Fund)
International equity
August 31, 2024

John Hancock
Disciplined Value Emerging Markets Equity Fund

2	Fund’s investments
11	Financial statements
15	Financial highlights
20	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 96.2%		$149,108,083
(Cost $163,342,431)
Austria 0.8%		1,296,667
Erste Group Bank AG	23,690	1,296,667
Brazil 11.1%		17,158,242
Atacadao SA (A)	659,100	1,049,003
BRF SA (A)	503,100	2,341,453
Eletromidia SA	17,644	56,351
Embraer SA (A)	181,400	1,507,281
Hypera SA	234,900	1,189,515
Itau Unibanco Holding SA, ADR	353,144	2,302,499
JBS SA	355,200	2,205,839
Lojas Renner SA	589,500	1,779,185
Magazine Luiza SA (A)	298,100	643,174
Marfrig Global Foods SA (A)	200,700	518,491
Minerva SA (A)	325,900	433,111
Rede D’Or Sao Luiz SA (B)	343,300	1,944,937
TIM SA	374,700	1,187,403
Chile 0.3%		541,290
Cementos BIO BIO SA	2,795	2,141
Cencosud SA	256,285	518,898
Molibdenos y Metales SA	5,001	20,251
China 33.8%		52,363,643
AAC Technologies Holdings, Inc.	206,500	877,269
Alibaba Group Holding, Ltd.	590,500	6,120,276
Angel Yeast Company, Ltd., Class A	272,400	1,199,124
Aowei Holdings, Ltd. (A)	9,109,000	478,942
Central China Management Company, Ltd. (C)	54,538	692
Chengxin Lithium Group Company, Ltd., Class A	266,600	450,218
Chervon Holdings, Ltd.	109,700	269,144
China Animal Healthcare, Ltd. (A)(C)	182,000	0
China Dili Group (A)(C)	120,400	7,133
China Huiyuan Juice Group, Ltd. (A)(C)	141,000	0
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	664,200	1,129,351
China Renaissance Holdings, Ltd. (A)(B)(C)	12,200	5,118
China Taifeng Beddings Holdings, Ltd. (A)(C)	46,000	0
China Tianrui Group Cement Company, Ltd. (A)(C)	25,000	154
China Zhongwang Holdings, Ltd. (A)(C)	54,200	0
Chongqing Baiya Sanitary Products Company, Ltd., Class A	265,400	843,883
Contemporary Amperex Technology Company, Ltd., Class A	13,000	336,933
COSCO SHIPPING Holdings Company, Ltd., Class A	563,300	994,357
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	2

	Shares	Value
China (continued)
CT Environmental Group, Ltd. (A)(C)	154,000	$0
Fuguiniao Company, Ltd., H Shares (A)(C)	116,600	0
GDS Holdings, Ltd., ADR (A)(D)	115,093	1,960,034
Ginlong Technologies Company, Ltd., Class A	116,700	978,985
Gree Electric Appliances, Inc. of Zhuhai, Class A	66,000	368,954
Hainan Poly Pharm Company, Ltd., Class A (A)	5,500	7,148
Hang Zhou Great Star Industrial Company, Ltd., Class A	471,100	1,772,535
Hangzhou Chang Chuan Technology Company, Ltd., Class A	187,700	808,995
Harmonicare Medical Holdings, Ltd. (A)(B)(C)	44,000	0
HOSA International, Ltd. (A)(C)	86,000	0
Hoymiles Power Electronics, Inc., Class A	104,661	1,950,015
Huafon Chemical Company, Ltd., Class A	606,000	632,696
JD.com, Inc., ADR	140,785	3,801,195
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	634,900	1,681,340
Link Motion, Inc., ADR (A)(C)	6,959	0
Luxi Chemical Group Company, Ltd., Class A	1,259,800	1,908,158
Ningbo Deye Technology Company, Ltd., Class A	69,400	885,586
Peijia Medical, Ltd. (A)(B)	37,000	12,965
Quectel Wireless Solutions Company, Ltd., Class A	104,700	645,002
Qunxing Paper Holdings Company, Ltd. (A)(C)	969,268	0
Redco Properties Group, Ltd. (A)(B)(C)	46,000	5,100
Shengyi Technology Company, Ltd., Class A	279,300	695,856
Shenzhen Topband Company, Ltd., Class A	815,900	1,132,934
Silergy Corp.	212,000	3,131,364
Sinosoft Company, Ltd., Class A	1,400	3,174
STO Express Company, Ltd., Class A	716,600	917,100
Sunny Optical Technology Group Company, Ltd.	132,200	810,366
Sunwoda Electronic Company, Ltd., Class A	460,500	1,088,378
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	1,350,300	960,007
Tencent Holdings, Ltd.	96,927	4,699,668
Tenwow International Holdings, Ltd. (A)(C)	177,000	0
Tian Shan Development Holding, Ltd. (A)(C)	32,000	0
Tianqi Lithium Corp., Class A	120,500	446,157
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(C)	6,000	3,027
Will Semiconductor Company, Ltd., Class A	37,600	479,513
Wuxi NCE Power Company, Ltd., Class A	803,600	3,377,949
Youyuan International Holdings, Ltd. (A)(C)	26,000	0
Yunnan Yuntianhua Company, Ltd., Class A	774,000	2,251,722
Zhejiang Glass Company, Ltd., H Shares (A)(C)	172,000	0
Zhejiang NHU Company, Ltd., Class A	522,600	1,423,489
Zhejiang Taihua New Material Group Company, Ltd., Class A	549,600	811,637
Zhongtian Financial Group Company, Ltd., Class A (A)(C)	101,900	0
3	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Greece 0.7%		$1,007,165
FF Group (A)(C)	6,657	0
Hellenic Telecommunications Organization SA	62,120	1,007,165
Hong Kong 4.3%		6,695,566
Anxin-China Holdings, Ltd. (A)(C)	1,988,000	0
Bosideng International Holdings, Ltd.	1,508,000	739,212
CECEP COSTIN New Materials Group, Ltd. (A)(C)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (A)(C)	2,486,000	68,544
China Fiber Optic Network System Group, Ltd. (A)(C)	419,600	0
China Lumena New Materials Corp. (A)(C)	31,800	0
China Metal Recycling Holdings, Ltd. (A)(C)	14,579,934	0
China Properties Group, Ltd. (A)(C)	19,000	910
CWT International, Ltd. (A)	680,000	7,691
DBA Telecommunication Asia Holdings, Ltd. (A)(C)	32,000	0
Geely Automobile Holdings, Ltd.	893,000	999,383
Glorious Property Holdings, Ltd. (A)	516,000	662
Hua Han Health Industry Holdings, Ltd. (A)(C)	1,111,910	0
Mingfa Group International Company, Ltd. (A)	982,000	24,722
Nan Hai Corp., Ltd. (A)(C)	1,900,000	0
REXLot Holdings, Ltd. (A)(C)	2,065,304	0
Sino Biopharmaceutical, Ltd.	2,204,000	904,711
SMI Holdings Group, Ltd. (A)(C)	228,889	0
Tech Pro Technology Development, Ltd. (A)(C)	966,000	0
Techtronic Industries Company, Ltd.	199,000	2,666,364
WH Group, Ltd. (B)	1,769,500	1,283,367
Hungary 0.3%		428,264
Richter Gedeon NYRT	14,130	428,264
India 4.8%		7,386,815
Adani Wilmar, Ltd. (A)	277,267	1,197,853
Bajaj Auto, Ltd.	4,023	522,734
Bandhan Bank, Ltd. (B)	820,767	1,970,125
Chambal Fertilisers & Chemicals, Ltd.	154,414	959,332
Chennai Super Kings Cricket, Ltd. (A)(C)	271,316	7,279
Kennametal India, Ltd.	385	14,465
Kirloskar Ferrous Industries, Ltd.	3,950	32,375
Kovai Medical Center and Hospital	325	20,739
Natco Pharma, Ltd.	28,748	530,636
UPL, Ltd.	122,891	876,172
Zydus Lifesciences, Ltd.	94,210	1,255,105
Indonesia 0.3%		518,491
Arwana Citramulia Tbk PT	32,400	1,456
Bakrie Telecom Tbk PT (A)(C)	22,579,900	0
Capital Financial Indonesia Tbk PT (A)	55,900	1,801
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	4

	Shares	Value
Indonesia (continued)
Hanson International Tbk PT (A)(C)	4,000,200	$0
Inovisi Infracom Tbk PT (A)(C)	671,012	0
Kalbe Farma Tbk PT	3,786,500	404,066
Paninvest Tbk PT (A)	12,600	790
Pool Advista Indonesia Tbk PT (A)(C)	37,300	121
Rimo International Lestari Tbk PT (A)(C)	2,464,700	7,974
Sampoerna Agro Tbk PT	302,400	38,953
Sinar Mas Multiartha Tbk PT (A)	23,400	22,028
Sri Rejeki Isman Tbk PT (A)(C)	937,100	8,853
Sugih Energy Tbk PT (A)(C)	8,409,300	0
Suryainti Permata Tbk PT (A)(C)	1,802,000	0
Trada Alam Minera Tbk PT (A)(C)	1,919,200	2,794
Trias Sentosa Tbk PT (A)	697,400	21,703
Truba Alam Manunggal Engineering PT (A)(C)	19,436,000	0
Tunas Baru Lampung Tbk PT	106,114	4,357
Waskita Karya Persero Tbk PT (A)(C)	458,390	3,595
Israel 2.0%		3,133,466
ICL Group, Ltd.	149,217	682,913
Teva Pharmaceutical Industries, Ltd., ADR (A)	129,865	2,450,553
Jordan 0.6%		927,311
Hikma Pharmaceuticals PLC	35,477	927,311
Luxembourg 0.3%		415,572
Millicom International Cellular SA, SDR (A)	16,188	415,572
Malaysia 0.6%		928,642
IHH Healthcare BHD	640,000	928,642
Mexico 7.5%		11,660,333
Alpek SAB de CV (A)	518,000	333,511
America Movil SAB de CV (A)	5,279,100	4,363,901
Coca-Cola Femsa SAB de CV, ADR	10,889	917,289
Dine SAB de CV (A)	103,700	108,996
Fibra Uno Administracion SA de CV	724,300	853,967
Genomma Lab Internacional SAB de CV, Class B	395,000	380,875
Gruma SAB de CV, Class B	24,350	448,146
Grupo Bimbo SAB de CV, Series A	224,700	806,760
Grupo Comercial Chedraui SA de CV	61,400	467,119
Grupo Gigante SAB de CV (A)	166,847	196,208
Grupo Hotelero Santa Fe SAB de CV (A)	42,273	8,157
Grupo Industrial Saltillo SAB de CV	14,645	15,616
Grupo KUO SAB de CV, Series B	136,788	291,020
Grupo Simec SAB de CV, Series B (A)	2,350	22,075
Industrias CH SAB de CV, Series B (A)	8,023	76,383
5	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	505,200	$829,334
Minera Frisco SAB de CV, Series A1 (A)(D)	465,479	75,633
Organizacion Soriana SAB de CV, Series B	297,958	440,411
Prologis Property Mexico SA de CV	322,500	1,024,932
Peru 0.0%		4
Fossal SAA, ADR (A)	2	4
Philippines 0.0%		36,702
ACR Mining Corp. (A)(C)	3,145	1,003
Phoenix Petroleum Philippines, Inc. (A)(C)	68,600	4,076
Top Frontier Investment Holdings, Inc. (A)	20,722	25,845
Vistamalls, Inc.	165,400	5,778
Poland 0.0%		25
TEN Square Games SA (A)	1	25
Russia 0.0%		0
Gazprom PJSC, ADR (A)(C)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(C)	2,363	0
MMC Norilsk Nickel PJSC, ADR (A)(C)	5,418	0
Mobile TeleSystems PJSC, ADR (A)(C)	7,477	0
Novatek PJSC, GDR (A)(C)	143	0
PhosAgro PJSC, GDR (A)(C)	13	0
Rostelecom PJSC, ADR (A)(C)	3,714	0
RusHydro PJSC, ADR (A)(C)	28,619	0
Sberbank of Russia PJSC, ADR (A)(C)	23,885	0
Severstal PAO, GDR (A)(C)	2,129	0
VTB Bank PJSC, GDR (A)(C)	23,800	0
Saudi Arabia 0.0%		28,798
Al Hassan Ghazi Ibrahim Shaker Company (A)	1,854	14,206
Arab National Bank	2,832	14,592
Singapore 0.2%		315,545
DBS Group Holdings, Ltd.	11,300	315,545
South Africa 1.4%		2,135,357
Life Healthcare Group Holdings, Ltd.	200,393	161,159
Mr. Price Group, Ltd.	71,943	972,992
Sasol, Ltd.	50,521	387,925
Vodacom Group, Ltd.	99,240	613,281
South Korea 14.3%		22,230,447
Chorokbaem Media Company, Ltd. (A)(C)	888	3,590
CJ ENM Company, Ltd. (A)	8,162	443,984
Ehwa Technologies Information Company, Ltd. (A)(C)	6,572	4,423
GS Engineering & Construction Corp. (A)	31,739	488,103
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	6

	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	6,366	$295,540
HD Hyundai Company, Ltd.	7,659	464,276
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	3,548	509,104
HLB Life Science Company, Ltd. (A)	81	719
Hyundai Glovis Company, Ltd.	9,175	771,299
Hyundai Rotem Company, Ltd.	16,072	650,099
Jeil Savings Bank (A)(C)	1,850	0
Kangwon Land, Inc.	114,960	1,376,398
KCC Corp.	2,223	477,355
KEPCO Plant Service & Engineering Company, Ltd.	12,686	395,412
Korea Zinc Company, Ltd.	3,210	1,285,468
Korean Air Lines Company, Ltd.	78,360	1,294,046
Krafton, Inc. (A)	6,299	1,541,551
KT Corp.	42,457	1,230,384
Kumho Petrochemical Company, Ltd.	13,861	1,421,461
Kyongbo Pharmaceutical Company, Ltd. (C)	455	2,534
LG Electronics, Inc.	16,487	1,229,292
LG Innotek Company, Ltd.	4,130	861,463
Samsung E&A Company, Ltd. (A)	46,003	875,914
Samsung Electro-Mechanics Company, Ltd.	18,322	1,962,207
Samsung Electronics Company, Ltd.	28,119	1,561,682
Samsung Securities Company, Ltd.	24,459	866,403
Sewon E&C Company, Ltd. (A)(C)	4,490	854
SK Telecom Company, Ltd.	39,481	1,629,200
SOOP Company, Ltd.	7,564	581,547
Unison Company, Ltd. (A)	11,144	6,139
Taiwan 7.0%		10,796,555
Eva Airways Corp.	1,933,000	2,138,396
Evergreen Marine Corp. Taiwan, Ltd.	232,000	1,364,518
Genius Electronic Optical Company, Ltd.	42,000	742,394
Giant Manufacturing Company, Ltd.	104,000	776,036
Largan Precision Company, Ltd.	11,000	1,072,734
Nien Made Enterprise Company, Ltd.	38,000	556,133
Pharmally International Holding Company, Ltd. (A)(C)	3,533	0
Prodisc Technology, Inc. (A)(C)	540,000	0
Sino-American Electronic Company, Ltd. (A)(C)	10,961	0
Taiwan Kolin Company, Ltd. (A)(C)	400,000	0
Taiwan Land Development Corp. (A)(C)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	98,000	2,901,327
Tofu Restaurant Company, Ltd.	1,000	7,993
Walsin Technology Corp.	115,000	398,964
Wintek Corp. (A)(C)	819,661	0
Yageo Corp.	15,402	317,048
7	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Zhen Ding Technology Holding, Ltd.	123,000	$521,012
Thailand 4.0%		6,145,207
Cal-Comp Electronics Thailand PCL	320,014	36,646
Com7 PCL, NVDR	812,900	588,383
CP ALL PCL, NVDR	658,500	1,173,883
Group Lease PCL, NVDR (A)(C)	54,000	1,037
Hana Microelectronics PCL	19,800	22,839
Kasikornbank PCL, NVDR	549,800	2,322,707
Krung Thai Bank PCL, NVDR	1,706,100	920,928
Mega Lifesciences PCL	11,600	12,963
Ngern Tid Lor PCL	33,716	16,385
Polyplex Thailand PCL	14,100	5,781
Siam Global House PCL	39,276	17,096
Srisawad Corp. PCL	2,270	2,541
Star Petroleum Refining PCL	71,900	15,086
Thai Beverage PCL	2,481,800	1,008,932
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,847	0
United Arab Emirates 0.4%		624,898
Abu Dhabi Commercial Bank PJSC	1	2
Abu Dhabi Islamic Bank PJSC	179,546	617,058
SHUAA Capital PSC (A)	124,409	7,838
United Kingdom 0.4%		619,011
Pepco Group NV (A)	132,424	619,011
United States 1.1%		1,714,067
Cognizant Technology Solutions Corp., Class A	9,974	775,678
Diodes, Inc. (A)	6,632	462,184

The Mosaic Company	16,668	476,205
Preferred securities 1.0%		$1,584,062
(Cost $1,665,405)
India 0.0%		9
Sundaram-Clayton, Ltd. (A)(C)	38	9
South Korea 1.0%		1,584,053

Samsung Electronics Company, Ltd.	35,255	1,584,053
Warrants 0.0%		$735
(Cost $0)
Better World Green PCL (Expiration Date: 8-13-25; Strike Price: THB 0.70) (A)	42,666	50
Diagnosticos da America SA (Expiration Date: 4-30-25; Strike Price: BRL 8.50) (A)	24	1
Grupo Casas Bahia SA (Expiration Date: 9-19-24; Strike Price: BRL 20.00) (A)	37,100	66
Northeast Rubber PCL (Expiration Date: 5-15-26; Strike Price: THB 5.50) (A)	13,316	315
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	8

	Shares	Value

Thaifoods Group PCL (Expiration Date: 5-14-27; Strike Price: THB 3.80) (A)	11,270	$303

	Yield (%)	Shares	Value
Short-term investments 1.0%			$1,624,466
(Cost $1,624,591)
Short-term funds 1.0%			1,624,466
John Hancock Collateral Trust (E)	5.2747(F)	162,453	1,624,466

Total investments (Cost $166,632,427) 98.2%	$152,317,346
Other assets and liabilities, net 1.8%	2,736,269
Total net assets 100.0%	$155,053,615

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is on loan as of 8-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $167,419,645. Net unrealized depreciation aggregated to $15,102,299, of which $11,042,906 related to gross unrealized appreciation and $26,145,205 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 8-31-24:
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
9	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	10

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $165,007,836) including $1,611,389 of securities loaned	$150,692,880
Affiliated investments, at value (Cost $1,624,591)	1,624,466
Total investments, at value (Cost $166,632,427)	152,317,346
Cash	2,102,550
Foreign currency, at value (Cost $558,984)	561,859
Dividends and interest receivable	307,236
Receivable for fund shares sold	75,876
Receivable for investments sold	5,107,521
Receivable for securities lending income	479
Receivable from affiliates	12,206
Other assets	40,977
Total assets	160,526,050
Liabilities
Foreign capital gains tax payable	53,307
Payable for investments purchased	3,391,167
Payable for fund shares repurchased	175,706
Payable upon return of securities loaned	1,624,665
Payable to affiliates
Accounting and legal services fees	5,445
Transfer agent fees	9,402
Trustees’ fees	168
Other liabilities and accrued expenses	212,575
Total liabilities	5,472,435
Net assets	$155,053,615
Net assets consist of
Paid-in capital	$144,422,399
Total distributable earnings (loss)	10,631,216
Net assets	$155,053,615

11	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-24  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($34,381,577 ÷ 3,180,409 shares)[1]	$10.81
Class C ($920,252 ÷ 85,114 shares)[1]	$10.81
Class I ($61,534,397 ÷ 5,692,712 shares)	$10.81
Class R6 ($1,297,128 ÷ 120,174 shares)	$10.79
Class NAV ($56,920,261 ÷ 5,267,182 shares)	$10.81
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.38

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	12

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$5,133,277
Interest	51,561
Securities lending	17,844
Less foreign taxes withheld	(566,688)
Total investment income	4,635,994
Expenses
Investment management fees	1,345,026
Distribution and service fees	128,351
Accounting and legal services fees	35,312
Transfer agent fees	132,858
Trustees’ fees	4,807
Custodian fees	398,906
State registration fees	69,543
Printing and postage	27,680
Professional fees	116,024
Other	65,828
Total expenses	2,324,335
Less expense reductions	(301,203)
Net expenses	2,023,132
Net investment income	2,612,862
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	26,547,823[1]
Affiliated investments	(129)
Futures contracts	183,588
26,731,282
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(26,258,591)[2]
Affiliated investments	(131)
Futures contracts	2,332
(26,256,390)
Net realized and unrealized gain	474,892
Increase in net assets from operations	$3,087,754

[1]	Net of foreign capital gains taxes of $2,374,119.
[2]	Net of $1,309,385 decrease in deferred foreign withholding taxes.
13	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,612,862	$3,556,303
Net realized gain	26,731,282	763,936
Change in net unrealized appreciation (depreciation)	(26,256,390)	6,305,773
Increase in net assets resulting from operations	3,087,754	10,626,012
Distributions to shareholders
From earnings
Class A	(1,056,553)	(740,947)
Class C	(25,090)	(14,558)
Class I	(2,263,667)	(973,909)
Class R6	(23,089)	(14,197)
Class NAV	(1,881,018)	(1,715,785)
Total distributions	(5,249,417)	(3,459,396)
From fund share transactions	(19,381,756)	10,510,623
Total increase (decrease)	(21,543,419)	17,677,239
Net assets
Beginning of year	176,597,034	158,919,795
End of year	$155,053,615	$176,597,034
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	14

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.94	$10.54	$13.27	$10.51	$10.10
Net investment income[1]	0.13	0.18	0.25	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.04	0.41	(2.65)	2.78	0.50
Total from investment operations	0.17	0.59	(2.40)	2.89	0.63
Less distributions
From net investment income	(0.30)	(0.19)	(0.33)	(0.13)	(0.22)
Net asset value, end of period	$10.81	$10.94	$10.54	$13.27	$10.51
Total return (%)[2,3]	1.12	5.73	(18.46)	27.61	6.11
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$40	$43	$57	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	1.55	1.49	1.54	1.57
Expenses including reductions	1.41	1.42	1.42	1.51	1.56
Net investment income	1.19	1.74	2.09	0.87	1.30
Portfolio turnover (%)	194[4]	21	24	10	14

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
15	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.95	$10.54	$13.26	$10.52	$10.11
Net investment income[1]	0.05	0.11	0.16	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.03	0.41	(2.65)	2.78	0.50
Total from investment operations	0.08	0.52	(2.49)	2.80	0.56
Less distributions
From net investment income	(0.22)	(0.11)	(0.23)	(0.06)	(0.15)
Net asset value, end of period	$10.81	$10.95	$10.54	$13.26	$10.52
Total return (%)[2,3]	0.34	5.14	(19.08)	26.65	5.40
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.28	2.25	2.19	2.24	2.27
Expenses including reductions	2.11	2.12	2.12	2.21	2.26
Net investment income	0.43	1.03	1.36	0.12	0.59
Portfolio turnover (%)	194[4]	21	24	10	14

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	16

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.94	$10.54	$13.27	$10.51	$10.10
Net investment income[1]	0.17	0.24	0.28	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.03	0.38	(2.64)	2.77	0.51
Total from investment operations	0.20	0.62	(2.36)	2.92	0.66
Less distributions
From net investment income	(0.33)	(0.22)	(0.37)	(0.16)	(0.25)
Net asset value, end of period	$10.81	$10.94	$10.54	$13.27	$10.51
Total return (%)[2]	1.40	6.07	(18.20)	27.93	6.41
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$67	$38	$46	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	1.25	1.19	1.24	1.27
Expenses including reductions	1.11	1.12	1.12	1.21	1.26
Net investment income	1.53	2.30	2.32	1.21	1.43
Portfolio turnover (%)	194[3]	21	24	10	14

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
17	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.93	$10.52	$13.26	$10.49	$10.09
Net investment income[1]	0.21	0.22	0.29	0.06	0.18
Net realized and unrealized gain (loss) on investments	(0.01)[2]	0.43	(2.65)	2.88	0.48
Total from investment operations	0.20	0.65	(2.36)	2.94	0.66
Less distributions
From net investment income	(0.34)	(0.24)	(0.38)	(0.17)	(0.26)
Net asset value, end of period	$10.79	$10.93	$10.52	$13.26	$10.49
Total return (%)[3]	1.53	6.30	(18.20)	28.20	6.42
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.15	1.08	1.13	1.16
Expenses including reductions	1.00	1.01	1.01	1.10	1.15
Net investment income	1.85	2.14	2.38	0.53	1.75
Portfolio turnover (%)	194[4]	21	24	10	14

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	18

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.94	$10.54	$13.28	$10.51	$10.10
Net investment income[1]	0.18	0.23	0.30	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.03	0.41	(2.66)	2.78	0.49
Total from investment operations	0.21	0.64	(2.36)	2.94	0.67
Less distributions
From net investment income	(0.34)	(0.24)	(0.38)	(0.17)	(0.26)
Net asset value, end of period	$10.81	$10.94	$10.54	$13.28	$10.51
Total return (%)[2]	1.53	6.21	(18.15)	28.16	6.53
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$67	$76	$91	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.14	1.07	1.12	1.14
Expenses including reductions	1.00	1.01	1.00	1.09	1.14
Net investment income	1.61	2.16	2.55	1.30	1.77
Portfolio turnover (%)	194[3]	21	24	10	14

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
19	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Emerging Markets Equity Fund (formerly John Hancock Emerging Markets Fund) (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to May 30, 2024, the fund was known as John Hancock Emerging Markets Fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	20

ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$1,296,667	—	$1,296,667	—
Brazil	17,158,242	$17,158,242	—	—
Chile	541,290	541,290	—	—
China	52,363,643	5,761,229	46,581,190	$21,224
Greece	1,007,165	—	1,007,165	—
Hong Kong	6,695,566	—	6,626,112	69,454
Hungary	428,264	—	428,264	—
India	7,386,815	—	7,379,536	7,279
Indonesia	518,491	—	495,154	23,337
Israel	3,133,466	2,450,553	682,913	—
Jordan	927,311	—	927,311	—
Luxembourg	415,572	—	415,572	—
Malaysia	928,642	—	928,642	—
Mexico	11,660,333	11,660,333	—	—
Peru	4	—	4	—
Philippines	36,702	—	31,623	5,079
Poland	25	—	25	—
Russia	—	—	—	—
Saudi Arabia	28,798	—	28,798	—
21	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Singapore	$315,545	—	$315,545	—
South Africa	2,135,357	—	2,135,357	—
South Korea	22,230,447	—	22,219,046	$11,401
Taiwan	10,796,555	—	10,796,555	—
Thailand	6,145,207	—	6,144,170	1,037
Turkey	—	—	—	—
United Arab Emirates	624,898	—	624,898	—
United Kingdom	619,011	—	619,011	—
United States	1,714,067	$1,714,067	—	—
Preferred securities
India	9	—	—	9
South Korea	1,584,053	—	1,584,053	—
Warrants	735	735	—	—
Short-term investments	1,624,466	1,624,466	—	—
Total investments in securities	$152,317,346	$40,910,915	$111,267,611	$138,820
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	22

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $1,611,389 and received $1,624,665 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
23	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2024 were $4,048.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$5,249,417	$3,459,396
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $1,403,289 of undistributed ordinary income and $24,392,629 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, foreign currency transactions, foreign capital gains tax reclass and wash sale loss deferrals
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	24

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2024, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging up to $1.4 million, as measured at each quarter end. There were no open futures contracts as of August 31, 2024.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$183,588
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$2,332
25	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.780% of the first $100 million of the fund’s aggregate net assets; (b) 0.750% of the next $900 million of the fund’s aggregate net assets; (c) 0.740% of the next $1 billion of the fund’s aggregate net assets; and (d) 0.730% of the excess over $2 billion of the fund’s aggregate net assets. Prior to May 30, 2024, the annual rates were (a) 0.800% of the first $100 million of the fund’s aggregate net assets and (b) 0.750% of the excess over $100 million of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Disciplined Value Emerging Markets Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective May 30, 2024, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) management fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	26

For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$66,976
Class C	1,946
Class I	123,935
Class	Expense reduction
Class R6	$1,817
Class NAV	106,529
Total	$301,203

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,503 for the year ended August 31, 2024. Of this amount, $2,755 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,748 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $31 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
27	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$116,798	$45,373
Class C	11,553	1,347
Class I	—	86,087
Class R6	—	51
Total	$128,351	$132,858
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,241,667	12	5.809%	$(6,277)
Lender	2,400,000	1	5.800%	387
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	189,637	$2,110,802	184,361	$1,956,552
Distributions reinvested	94,976	1,042,831	71,593	730,960
Repurchased	(765,217)	(8,470,773)	(636,136)	(6,678,661)
Net decrease	(480,604)	$(5,317,140)	(380,182)	$(3,991,149)
Class C shares
Sold	16,130	$182,040	10,086	$105,639
Distributions reinvested	2,275	25,090	1,417	14,558
Repurchased	(50,180)	(559,645)	(30,075)	(308,391)
Net decrease	(31,775)	$(352,515)	(18,572)	$(188,194)
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	28

	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	3,688,477	$40,696,490	4,324,850	$45,694,356
Distributions reinvested	206,318	2,261,247	95,377	971,892
Repurchased	(4,335,270)	(47,590,089)	(1,939,643)	(20,501,382)
Net increase (decrease)	(440,475)	$(4,632,352)	2,480,584	$26,164,866
Class R6 shares
Sold	87,895	$991,649	22,457	$245,390
Distributions reinvested	2,111	23,076	1,382	14,054
Repurchased	(37,333)	(407,541)	(22,267)	(231,360)
Net increase	52,673	$607,184	1,572	$28,084
Class NAV shares
Sold	952,269	$10,351,937	825,926	$8,714,680
Distributions reinvested	171,939	1,881,018	168,545	1,715,785
Repurchased	(2,018,960)	(21,919,888)	(2,019,195)	(21,933,449)
Net decrease	(894,752)	$(9,686,933)	(1,024,724)	$(11,502,984)
Total net increase (decrease)	(1,794,933)	$(19,381,756)	1,058,678	$10,510,623
Affiliates of the fund owned 30% of shares of Class NAV on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $334,435,446 and $362,038,016, respectively, for the year ended August 31, 2024.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	162,453	$165,600	$6,782,330	$(5,323,204)	$(129)	$(131)	$17,844	—	$1,624,466

29	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Disciplined Value Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Emerging Markets Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
31	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $7,362,958. The fund intends to pass through foreign tax credits of $2,957,637.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	32

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Gobal Investors Inc. (the Subadvisor) for John Hancock Disciplined Value Emerging Markets Equity Fund (formerly John Hancock Emerging Markets Fund) (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
33	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	34

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed the benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2023.The Board also noted that the fund outperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance including the favorable performance relative to the benchmark index and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and net total expenses are equal to the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged
35	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	36

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
37	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	38

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
39	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

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MF3827161	368A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Debt Fund
Fixed income
August 31, 2024

John Hancock
Emerging Markets Debt Fund

2	Fund’s investments
15	Financial statements
19	Financial highlights
25	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

Fund’s investments
AS OF 8-31-24
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 49.8%					$570,372,974
(Cost $610,405,624)
Angola 0.7%					8,176,698
Republic of Angola
Bond	8.750	04-14-32		5,500,000	4,983,990
Bond (A)	9.125	11-26-49		3,000,000	2,520,540
Bond	9.125	11-26-49		800,000	672,168
Argentina 2.0%					23,372,376
Provincia de Buenos Aires
Bond (6.375% to 9-1-24, then 6.625% thereafter) (A)	6.375	09-01-37		10,493,718	4,709,056
Bond (6.375% to 9-1-24, then 6.625% thereafter)	6.375	09-01-37		2,945,100	1,321,614
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		2,188,543	1,718,006
Republic of Argentina
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		35,207,840	15,623,700
Bahrain 2.6%					30,185,924
Kingdom of Bahrain
Bond (A)(B)	5.250	01-25-33		6,000,000	5,555,874
Bond	5.250	01-25-33		1,800,000	1,666,674
Bond	6.750	09-20-29		4,400,000	4,551,571
Bond (A)	7.375	05-14-30		8,700,000	9,264,212
Bond	7.375	05-14-30		2,500,000	2,662,175
Bond (A)	7.750	04-18-35		4,650,000	4,983,428
Bond	7.750	04-18-35		1,400,000	1,501,990
Brazil 1.7%					19,647,177
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	113,000,000	19,647,177
Colombia 2.1%					24,226,229
Republic of Colombia
Bond	3.125	04-15-31		10,070,000	8,217,488
Bond	5.000	06-15-45		8,900,000	6,449,801
Bond	5.200	05-15-49		3,900,000	2,855,491
Bond	7.500	02-02-34		6,500,000	6,703,449
Costa Rica 0.6%					6,704,167
Republic of Costa Rica
Bond (A)	7.300	11-13-54		4,700,000	5,082,191
Bond	7.300	11-13-54		1,500,000	1,621,976
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	2

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic 3.1%					$35,286,715
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	4,521,319
Bond	5.300	01-21-41		1,400,000	1,265,969
Bond (A)	5.875	01-30-60		5,350,000	4,917,131
Bond	5.875	01-30-60		3,500,000	3,216,815
Bond (A)	5.950	01-25-27		1,500,000	1,509,150
Bond	5.950	01-25-27		1,600,000	1,609,760
Bond	6.850	01-27-45		7,050,000	7,392,842
Bond	6.875	01-29-26		800,000	812,800
Bond (A)	6.875	01-29-26		2,650,000	2,692,400
Bond	10.750	06-01-36	DOP	418,700,000	7,348,529
Ecuador 1.2%					13,610,500
Republic of Ecuador
Bond (5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.000	07-31-40		13,500,000	6,790,500
Bond (5.500% to 7-31-25, then 6.900% thereafter)	5.500	07-31-35		12,400,000	6,820,000
Egypt 5.1%					58,819,729
Arab Republic of Egypt
Bill (C)	29.366	03-18-25	EGP	1,364,000,000	24,332,523
Bond (A)	3.875	02-16-26		5,000,000	4,712,190
Bond (B)	3.875	02-16-26		1,400,000	1,319,413
Bond (A)	5.875	06-11-25		3,000,000	2,968,125
Bond	5.875	06-11-25		800,000	791,500
Bond (A)	7.500	01-31-27		3,700,000	3,615,640
Bond	7.500	01-31-27		900,000	879,480
Bond (A)	7.903	02-21-48		9,200,000	6,750,202
Bond	7.903	02-21-48		5,100,000	3,741,960
Bond	8.500	01-31-47		5,700,000	4,404,629
Bond (A)	8.875	05-29-50		6,000,000	4,749,660
Bond	8.875	05-29-50		700,000	554,407
El Salvador 0.6%					7,046,280
Republic of El Salvador
Bond	6.375	01-18-27		1,741,000	1,624,560
Bond (B)	9.500	07-15-52		6,400,000	5,421,720
Ghana 0.8%					8,761,039
Republic of Ghana
Bond	7.625	05-16-29		4,275,000	2,221,854
Bond (A)	7.875	02-11-35		1,200,000	630,116
Bond	7.875	02-11-35		400,000	210,092
Bond	8.125	01-18-26		4,050,000	2,119,280
3	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Ghana (continued)
Bond	8.950	03-26-51		6,800,000	$3,579,697
Hungary 2.1%					23,412,366
Republic of Hungary
Bond (A)	5.500	03-26-36		7,300,000	7,347,450
Bond (A)	6.125	05-22-28		2,800,000	2,903,404
Bond	6.125	05-22-28		800,000	829,600
Bond	6.250	09-22-32		11,530,000	12,331,912
India 1.0%					11,614,223
Republic of India
Bond	7.180	08-14-33	INR	960,000,000	11,614,223
Iraq 0.4%					5,006,730
Republic of Iraq
Bond	5.800	01-15-28		5,284,125	5,006,730
Ivory Coast 0.9%					10,389,447
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	7,995,565
Bond	4.875	01-30-32	EUR	2,500,000	2,393,882
Jordan 1.0%					11,161,348
Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		11,000,000	11,161,348
Kenya 0.6%					6,535,234
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,662,444
Bond	8.000	05-22-32		800,000	709,990
Bond (A)	8.250	02-28-48		3,100,000	2,451,170
Bond	8.250	02-28-48		900,000	711,630
Morocco 0.5%					6,106,349
Kingdom of Morocco
Bond (A)(B)	4.000	12-15-50		6,500,000	4,725,110
Bond	4.000	12-15-50		1,900,000	1,381,239
Nigeria 2.2%					25,342,952
Federal Republic of Nigeria
Bond	7.625	11-28-47		3,250,000	2,453,022
Bond (A)	7.696	02-23-38		2,600,000	2,086,071
Bond	7.696	02-23-38		800,000	641,868
Bond (A)	7.875	02-16-32		2,000,000	1,779,760
Bond	7.875	02-16-32		6,500,000	5,784,220
Bond (A)	8.375	03-24-29		5,500,000	5,328,400
Bond	8.375	03-24-29		1,600,000	1,550,080
Bond	9.248	01-21-49		6,400,000	5,719,531
Oman 0.8%					8,984,605
Sultanate of Oman
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	4

	Rate (%)	Maturity date	Par value^	Value
Oman (continued)
Bond (A)	7.000	01-25-51	6,250,000	$6,975,625
Bond	7.000	01-25-51	1,800,000	2,008,980
Panama 2.0%				22,288,442
Republic of Panama
Bond	2.252	09-29-32	9,500,000	7,124,115
Bond	6.700	01-26-36	3,950,000	4,019,061
Bond	6.853	03-28-54	3,700,000	3,620,740
Bond	6.875	01-31-36	7,350,000	7,524,526
Poland 0.7%				7,985,040
Republic of Poland
Bond	4.875	10-04-33	3,920,000	3,970,960
Bond	5.500	04-04-53	3,920,000	4,014,080
Qatar 2.3%				26,524,080
State of Qatar
Bond (A)	4.817	03-14-49	10,000,000	9,818,880
Bond	4.817	03-14-49	11,800,000	11,593,821
Bond (A)	5.103	04-23-48	4,250,000	4,344,672
Bond	5.103	04-23-48	750,000	766,707
Romania 2.1%				23,984,305
Government of Romania
Bond	3.625	03-27-32	7,240,000	6,360,521
Bond	6.625	02-17-28	5,820,000	6,053,981
Bond	7.125	01-17-33	10,700,000	11,569,803
Saudi Arabia 3.8%				43,783,846
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,421,276
Bond	2.250	02-02-33	1,900,000	1,572,250
Bond (A)	5.000	01-18-53	12,600,000	11,687,634
Bond	5.000	01-18-53	2,600,000	2,411,734
Bond (A)	5.250	01-16-50	18,650,000	18,263,013
Bond	5.250	01-16-50	3,500,000	3,427,939
Senegal 0.2%				2,689,250
Republic of Senegal
Bond (A)(B)	6.250	05-23-33	1,600,000	1,388,000
Bond	6.250	05-23-33	1,500,000	1,301,250
South Africa 1.8%				20,200,887
Republic of South Africa
Bond	4.300	10-12-28	4,300,000	4,091,665
Bond	5.875	04-20-32	9,800,000	9,543,142
Bond	7.300	04-20-52	6,800,000	6,566,080
Sri Lanka 0.5%				5,058,785
Republic of Sri Lanka
5	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Sri Lanka (continued)
Bond	6.750	04-18-28	9,500,000	$5,058,785
Turkey 5.2%				59,267,828
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25	8,150,000	8,055,295
Bond	6.375	12-09-25	2,400,000	2,372,087
Bond (A)	10.500	12-06-28	4,750,000	5,181,941
Bond	10.500	12-06-28	1,400,000	1,527,372
Republic of Turkey
Bond	4.250	04-14-26	3,200,000	3,140,851
Bond	5.875	06-26-31	12,900,000	12,239,391
Bond	5.950	01-15-31	6,400,000	6,120,320
Bond	6.000	01-14-41	24,050,000	20,630,571
Ukraine 1.0%				11,450,423
Republic of Ukraine
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30	766,241	326,802
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34	2,863,326	869,735
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35	2,419,709	1,016,278
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36	2,016,426	846,899
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-34	2,104,097	923,699
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-35	4,909,561	2,106,201
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-36	7,013,659	2,945,809
GDP-Linked Bond (D)*	7.750	05-31-40	3,500,000	2,415,000
Venezuela 0.2%				2,750,000
Republic of Venezuela

Bond (E)	7.650	04-21-25	20,000,000	2,750,000
Corporate bonds 47.3%				$540,867,467
(Cost $577,478,918)
Bermuda 0.1%				1,090,060
Investment Energy Resources, Ltd. (B)	6.250	04-26-29	1,100,000	1,090,060
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	6

	Rate (%)	Maturity date	Par value^	Value
Brazil 2.2%				$25,013,093
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	6,371,858
Globo Comunicacao e Participacoes SA	4.875	01-22-30	2,000,000	1,842,545
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,756,218
Globo Comunicacao e Participacoes SA	5.500	01-14-32	800,000	734,794
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,614,768	5,056,152
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	1,403,692	1,264,038
Odebrecht Holdco Finance, Ltd. (A)(C)	19.724	09-10-58	1,671,394	3,343
Odebrecht Holdco Finance, Ltd. (C)	19.724	09-10-58	1,396,835	2,794
OEC Finance, Ltd. (1.838% Cash and 5.119% PIK) (E)	6.957	12-27-33	1,426,287	46,354
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(E)(F)	7.500	09-30-24	1,912,777	66,182
Petrobras Global Finance BV	6.850	06-05-15	7,276,000	6,868,815
Canada 0.3%				3,747,900
St. Marys Cement, Inc. (A)	5.750	04-02-34	3,700,000	3,747,900
Chile 2.6%				29,972,968
Antofagasta PLC (A)	6.250	05-02-34	4,900,000	5,231,710
Colbun SA	3.950	10-11-27	5,200,000	5,047,770
Corp. Nacional del Cobre de Chile	4.500	08-01-47	7,200,000	6,014,274
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,728,459
Corp. Nacional del Cobre de Chile	5.125	02-02-33	5,500,000	5,418,022
Empresa Nacional del Petroleo (A)	5.950	07-30-34	3,400,000	3,532,733
China 0.7%				7,365,544
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	7,235,000	7,365,544
Colombia 1.0%				11,643,577
Ecopetrol SA	5.875	05-28-45	12,000,000	8,920,452
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,087,736
Empresas Publicas de Medellin ESP	4.250	07-18-29	700,000	635,389
Costa Rica 1.0%				11,771,346
Instituto Costarricense de Electricidad	6.375	05-15-43	13,080,000	11,771,346
7	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Dominican Republic 0.2%				$2,448,500
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	2,360,000	2,448,500
Guatemala 0.9%				10,435,306
CT Trust (A)	5.125	02-03-32	5,600,000	5,033,712
CT Trust	5.125	02-03-32	1,600,000	1,437,739
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,963,855
Hong Kong 0.5%				5,630,659
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	5,100,000	5,630,659
India 2.7%				31,160,292
Adani Green Energy UP, Ltd. (A)	6.700	03-12-42	7,500,000	7,225,817
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,786,675
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	500,000	420,645
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,926,403
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,259,225
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29	300,000	279,362
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	5,100,000	5,246,625
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,344,000	3,026,210
Shriram Finance, Ltd. (A)	6.625	04-22-27	3,950,000	3,989,330
Indonesia 6.8%				77,629,108
Freeport Indonesia PT (B)	6.200	04-14-52	10,900,000	11,332,632
Indika Energy Tbk PT (A)	8.750	05-07-29	5,800,000	5,903,196
Indonesia Asahan Aluminium PT	5.450	05-15-30	6,900,000	6,960,589
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	6,212,500
Pertamina Persero PT	4.700	07-30-49	1,500,000	1,331,250
Pertamina Persero PT	6.000	05-03-42	13,300,000	13,865,250
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	14,907,749
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	9,286,250
Pertamina Persero PT	6.450	05-30-44	1,900,000	2,075,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	6,700,000	5,753,942
Luxembourg 3.2%				36,454,235
Ambipar Lux Sarl (A)	9.875	02-06-31	10,300,000	10,308,477
FORESEA Holding SA (A)	7.500	06-15-30	164,787	155,939
Greensaif Pipelines Bidco Sarl (A)	6.103	08-23-42	11,375,000	11,669,169
Raizen Fuels Finance SA (A)	6.950	03-05-54	3,000,000	3,204,036
Rede D’or Finance Sarl	4.500	01-22-30	1,200,000	1,129,208
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	8

	Rate (%)	Maturity date	Par value^	Value
Luxembourg (continued)
Rede D’Or Finance Sarl (A)	4.500	01-22-30	4,265,000	$4,013,395
Simpar Europe SA (A)(B)	5.200	01-26-31	5,220,000	4,463,799
Simpar Europe SA	5.200	01-26-31	1,766,000	1,510,212
Mauritius 0.6%				7,064,716
Diamond II, Ltd.	7.950	07-28-26	3,100,000	3,135,560
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,900,000	3,929,156
Mexico 7.3%				83,903,521
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	2,215,728
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (F)	7.500	06-27-29	1,630,000	1,641,656
Braskem Idesa SAPI (A)	6.990	02-20-32	3,490,000	2,713,380
Braskem Idesa SAPI (B)	6.990	02-20-32	5,200,000	4,042,858
Cemex SAB de CV (A)	3.875	07-11-31	3,000,000	2,729,837
Cemex SAB de CV (B)	3.875	07-11-31	2,200,000	2,001,993
Credito Real SAB de CV (E)(F)	9.125	11-29-27	3,500,000	1,750
Credito Real SAB de CV (A)(E)	9.500	02-07-26	11,760,000	1,225,980
Metalsa Sapi de CV (B)	3.750	05-04-31	12,300,000	10,305,787
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,081,171
Mexico City Airport Trust (B)	5.500	10-31-46	2,000,000	1,712,964
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,909,689
Mexico City Airport Trust	5.500	07-31-47	7,200,000	6,166,632
Petroleos Mexicanos	6.625	06-15-35	14,080,000	11,087,327
Petroleos Mexicanos	7.690	01-23-50	17,240,000	12,826,634
Petroleos Mexicanos (B)	10.000	02-07-33	2,951,000	3,031,548
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	6,061,674
Trust Fibra Uno	6.950	01-30-44	1,670,000	1,534,252
Trust Fibra Uno (A)	7.375	02-13-34	2,550,000	2,612,661
Morocco 0.8%				9,512,445
OCP SA	3.750	06-23-31	5,000,000	4,468,445
OCP SA	6.875	04-25-44	5,000,000	5,044,000
Netherlands 3.0%				33,960,840
Braskem Netherlands Finance BV (A)	4.500	01-10-28	8,150,000	7,608,569
Braskem Netherlands Finance BV	4.500	01-10-28	3,000,000	2,800,700
Coruripe Netherlands BV	10.000	02-10-27	5,350,000	5,068,239
Metinvest BV	7.750	10-17-29	8,300,000	5,460,819
Prosus NV (A)	4.027	08-03-50	8,870,000	6,177,431
Prosus NV	4.027	08-03-50	2,600,000	1,814,322
Yinson Boronia Production BV (A)	8.947	07-31-42	4,800,000	5,030,760
9	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Oman 0.6%					$7,319,033
EDO Sukuk, Ltd. (A)	5.662	07-03-31		7,202,000	7,319,033
Panama 0.3%					3,886,892
AES Panama Generation Holdings SRL (A)	4.375	05-31-30		3,377,959	3,023,138
AES Panama Generation Holdings SRL	4.375	05-31-30		965,131	863,754
Paraguay 0.3%					3,161,445
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27		2,500,000	2,469,879
Telefonica Celular del Paraguay SA	5.875	04-15-27		700,000	691,566
Peru 4.7%					53,865,036
Atlantica Transmision Sur SA (A)	6.875	04-30-43		5,715,000	6,045,281
Atlantica Transmision Sur SA	6.875	04-30-43		941,832	996,262
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)(B)	6.200	06-07-34		6,900,000	7,130,812
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26		4,000,000	3,931,908
Cia de Minas Buenaventura SAA	5.500	07-23-26		1,100,000	1,081,735
Consorcio Transmantaro SA (A)	5.200	04-11-38		5,000,000	4,868,131
Consorcio Transmantaro SA	5.200	04-11-38		1,500,000	1,460,749
InRetail Consumer (A)(B)	3.250	03-22-28		6,000,000	5,594,815
InRetail Consumer	3.250	03-22-28		1,800,000	1,678,471
Petroleos del Peru SA	4.750	06-19-32		7,500,000	5,637,653
Petroleos del Peru SA (A)	5.625	06-19-47		9,180,000	5,824,405
Petroleos del Peru SA	5.625	06-19-47		7,100,000	4,504,714
Volcan Cia Minera SAA (A)	4.375	02-11-26		6,000,000	5,110,100
Saudi Arabia 0.5%					5,142,500
Gaci First Investment Company	5.375	01-29-54		5,500,000	5,142,500
Singapore 1.4%					16,395,519
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39		5,410,732	5,572,978
LLPL Capital Pte, Ltd.	6.875	02-04-39		1,285,030	1,323,563
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		5,522,000	5,497,262
Medco Bell Pte, Ltd.	6.375	01-30-27		1,600,000	1,592,832
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		2,381,000	2,408,884
South Africa 0.6%					6,545,713
Eskom Holdings SOC, Ltd.	8.450	08-10-28		6,300,000	6,545,713
Supranational 0.9%					10,526,740
European Bank for Reconstruction & Development	5.000	01-27-25	BRL	60,700,000	10,526,740
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	10

	Rate (%)	Maturity date	Par value^	Value
Thailand 0.4%				$4,043,823
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,446,243
Thaioil Treasury Center Company, Ltd.	3.750	06-18-50	600,000	433,873
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	1,693,336
Thaioil Treasury Center Company, Ltd.	5.375	11-20-48	500,000	470,371
Togo 0.5%				5,337,365
Banque Ouest Africaine de Developpement (A)(B)	5.000	07-27-27	4,200,000	4,075,806
Banque Ouest Africaine de Developpement	5.000	07-27-27	1,300,000	1,261,559
Turkey 0.2%				2,522,837
Ulker Biskuvi Sanayi AS (A)	7.875	07-08-31	2,443,000	2,522,837
United Kingdom 1.4%				15,945,860
IHS Holding, Ltd. (A)(B)	6.250	11-29-28	5,800,000	5,307,232
IHS Holding, Ltd.	6.250	11-29-28	1,700,000	1,555,568
MARB BondCo PLC (A)	3.950	01-29-31	8,000,000	6,791,073
MARB BondCo PLC	3.950	01-29-31	2,700,000	2,291,987
United States 1.3%				14,517,912
Kosmos Energy, Ltd. (A)(B)	7.750	05-01-27	3,200,000	3,164,281
Kosmos Energy, Ltd.	7.750	05-01-27	900,000	889,621
Sasol Financing USA LLC	5.500	03-18-31	11,900,000	10,464,010
Venezuela 0.3%				2,852,682
Petroleos de Venezuela SA (E)	6.000	11-15-26	28,450,000	2,852,682

	Shares	Value
Common stocks 0.1%		$714,280
(Cost $6,135,046)
Canada 0.0%		353,807
Frontera Energy Corp. (D)	62,290	353,807
Luxembourg 0.1%		360,473
FORESEA Holding SA, Class B (A)(D)	1,602	36,045
FORESEA Holding SA, Class C (A)(D)	14,419	324,428

	Par value^	Value
Escrow certificates 0.0%		$345,000
(Cost $11,439,501)
Unifin Financiera SAB de CV (D)	11,500,000	345,000
Unifin Financiera SAB de CV (D)(G)	11,500,000	0

11	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.2%				$48,501,150
(Cost $48,495,058)
U.S. Government Agency 1.2%				13,992,051
Federal Home Loan Bank Discount Note	5.160	09-03-24	14,000,000	13,992,051

	Yield (%)	Shares	Value
Short-term funds 3.0%			34,509,099
John Hancock Collateral Trust (H)	5.2747(I)	3,458,449	34,509,099

Total investments (Cost $1,253,954,147) 101.4%	$1,160,800,871
Other assets and liabilities, net (1.4%)	(16,100,922)
Total net assets 100.0%	$1,144,699,949

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
INR	Indian Rupee

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $470,462,103 or 41.1% of the fund’s net assets as of 8-31-24.
(B)	All or a portion of this security is on loan as of 8-31-24.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 8-31-24:
Foreign government obligations	49.8%
Energy	15.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	12

Materials	8.6%
Utilities	6.3%
Financials	5.5%
Industrials	4.7%
Communication services	2.8%
Consumer staples	2.1%
Consumer discretionary	1.6%
Health care	0.5%
Information technology	0.3%
Short-term investments and other	2.8%
TOTAL	100.0%
13	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	210,177,642	USD	11,616,425	MSCS	9/18/2024	—	$(969,272)
MXN	210,177,642	USD	11,356,427	SSB	9/18/2024	—	(709,275)
TRY	497,517,220	USD	12,200,000	CITI	2/19/2025	—	(114,810)
TRY	1,170,400,000	USD	28,556,092	GSI	2/19/2025	—	(125,907)
USD	60,694,716	CNY	440,571,975	SSB	9/19/2024	—	(1,599,988)
USD	9,702,525	EUR	8,940,000	BMO	9/18/2024	—	(186,532)
USD	11,722,424	MXN	210,177,642	JPM	9/18/2024	$1,075,271	—
USD	11,527,633	MXN	210,177,642	SSB	9/18/2024	880,480	—
						$1,955,751	$(3,705,784)

Derivatives Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar

Derivatives Abbreviations
BMO	Bank of Montreal
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $1,257,589,606. Net unrealized depreciation aggregated to $98,538,768, of which $14,992,576 related to gross unrealized appreciation and $113,531,344 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	14

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $1,219,455,076) including $33,850,170 of securities loaned	$1,126,291,772
Affiliated investments, at value (Cost $34,499,071)	34,509,099
Total investments, at value (Cost $1,253,954,147)	1,160,800,871
Unrealized appreciation on forward foreign currency contracts	1,955,751
Cash	1,062,451
Foreign currency, at value (Cost $30)	31
Collateral segregated at custodian for OTC derivative contracts	2,510,000
Dividends and interest receivable	14,982,395
Receivable for fund shares sold	791,351
Receivable for investments sold	1,107,552
Receivable for securities lending income	30,122
Other assets	76,579
Total assets	1,183,317,103
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,705,784
Distributions payable	106,706
Payable for fund shares repurchased	29,177
Payable upon return of securities loaned	34,547,110
Payable to affiliates
Accounting and legal services fees	36,724
Transfer agent fees	2,763
Trustees’ fees	1,076
Other liabilities and accrued expenses	187,814
Total liabilities	38,617,154
Net assets	$1,144,699,949
Net assets consist of
Paid-in capital	$1,355,521,335
Total distributable earnings (loss)	(210,821,386)
Net assets	$1,144,699,949

15	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-24  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,823,462 ÷ 232,513 shares)[1]	$7.84
Class C ($219,747 ÷ 28,105 shares)[1]	$7.82
Class I ($27,975,937 ÷ 3,569,918 shares)	$7.84
Class R2 ($39,803 ÷ 5,087 shares)	$7.82
Class R6 ($2,508,780 ÷ 320,373 shares)	$7.83
Class NAV ($1,112,132,220 ÷ 142,119,498 shares)	$7.83
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	16

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Interest	$74,723,722
Dividends	23,262
Securities lending	320,153
Less foreign taxes withheld	(73,679)
Total investment income	74,993,458
Expenses
Investment management fees	7,266,208
Distribution and service fees	8,074
Accounting and legal services fees	205,459
Transfer agent fees	32,125
Trustees’ fees	22,801
Custodian fees	259,377
State registration fees	93,238
Printing and postage	22,201
Professional fees	142,339
Other	59,189
Total expenses	8,111,011
Less expense reductions	(81,480)
Net expenses	8,029,531
Net investment income	66,963,927
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(38,514,672)
Affiliated investments	(8,492)
Futures contracts	2,158,914
Forward foreign currency contracts	3,901,844
(32,462,406)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	107,912,050
Affiliated investments	8,892
Futures contracts	(651,610)
Forward foreign currency contracts	(1,750,033)
105,519,299
Net realized and unrealized gain	73,056,893
Increase in net assets from operations	$140,020,820
17	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$66,963,927	$53,412,561
Net realized loss	(32,462,406)	(29,632,802)
Change in net unrealized appreciation (depreciation)	105,519,299	35,738,685
Increase in net assets resulting from operations	140,020,820	59,518,444
Distributions to shareholders
From earnings
Class A	(109,753)	(99,714)
Class C	(10,965)	(14,111)
Class I	(1,542,485)	(1,325,101)
Class R2	(2,263)	(2,120)
Class R6	(131,662)	(111,660)
Class NAV	(63,061,116)	(53,191,981)
Total distributions	(64,858,244)	(54,744,687)
From fund share transactions	153,011,872	(22,170,353)
Total increase (decrease)	228,174,448	(17,396,596)
Net assets
Beginning of year	916,525,501	933,922,097
End of year	$1,144,699,949	$916,525,501
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	18

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.28	$7.24	$9.45	$9.21	$9.33
Net investment income[1]	0.44	0.38	0.41	0.37	0.41
Net realized and unrealized gain (loss) on investments	0.55	0.06	(2.22)	0.23	(0.11)
Total from investment operations	0.99	0.44	(1.81)	0.60	0.30
Less distributions
From net investment income	(0.43)	(0.40)	(0.40)	(0.36)	(0.36)
From tax return of capital	—	—	—	—	(0.06)
Total distributions	(0.43)	(0.40)	(0.40)	(0.36)	(0.42)
Net asset value, end of period	$7.84	$7.28	$7.24	$9.45	$9.21
Total return (%)[2,3]	14.09	6.37	(19.55)	6.61	3.36
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.20	1.18	1.17	1.20
Expenses including reductions	1.18	1.19	1.17	1.17	1.19
Net investment income	5.82	5.27	4.87	4.01	4.54
Portfolio turnover (%)	38	22	9	18	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
19	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.27	$7.24	$9.44	$9.20	$9.32
Net investment income[1]	0.39	0.34	0.35	0.31	0.35
Net realized and unrealized gain (loss) on investments	0.54	0.05	(2.21)	0.22	(0.12)
Total from investment operations	0.93	0.39	(1.86)	0.53	0.23
Less distributions
From net investment income	(0.38)	(0.36)	(0.34)	(0.29)	(0.30)
From tax return of capital	—	—	—	—	(0.05)
Total distributions	(0.38)	(0.36)	(0.34)	(0.29)	(0.35)
Net asset value, end of period	$7.82	$7.27	$7.24	$9.44	$9.20
Total return (%)[2,3]	13.19	5.50	(20.04)	5.87	2.65
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.90	1.88	1.87	1.90
Expenses including reductions	1.89	1.89	1.87	1.87	1.89
Net investment income	5.31	4.78	4.17	3.32	3.85
Portfolio turnover (%)	38	22	9	18	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	20

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.28	$7.25	$9.46	$9.22	$9.34
Net investment income[1]	0.47	0.41	0.43	0.41	0.44
Net realized and unrealized gain (loss) on investments	0.54	0.05	(2.22)	0.21	(0.12)
Total from investment operations	1.01	0.46	(1.79)	0.62	0.32
Less distributions
From net investment income	(0.45)	(0.43)	(0.42)	(0.38)	(0.38)
From tax return of capital	—	—	—	—	(0.06)
Total distributions	(0.45)	(0.43)	(0.42)	(0.38)	(0.44)
Net asset value, end of period	$7.84	$7.28	$7.25	$9.46	$9.22
Total return (%)[2]	14.28	6.53	(19.30)	6.91	3.67
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$31	$19	$18	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.90	0.88	0.87	0.90
Expenses including reductions	0.89	0.89	0.87	0.87	0.89
Net investment income	6.28	5.73	5.21	4.36	4.83
Portfolio turnover (%)	38	22	9	18	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
21	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.27	$7.24	$9.45	$9.21	$9.32
Net investment income[1]	0.46	0.41	0.42	0.38	0.42
Net realized and unrealized gain (loss) on investments	0.53	0.04	(2.22)	0.22	(0.11)
Total from investment operations	0.99	0.45	(1.80)	0.60	0.31
Less distributions
From net investment income	(0.44)	(0.42)	(0.41)	(0.36)	(0.36)
From tax return of capital	—	—	—	—	(0.06)
Total distributions	(0.44)	(0.42)	(0.41)	(0.36)	(0.42)
Net asset value, end of period	$7.82	$7.27	$7.24	$9.45	$9.21
Total return (%)[2]	14.16	6.40	(19.32)	6.52	3.49
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.05	1.02	1.15	1.18
Expenses including reductions	1.02	1.04	1.01	1.15	1.17
Net investment income	6.18	5.66	5.06	4.04	4.60
Portfolio turnover (%)	38	22	9	18	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	22

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.28	$7.25	$9.44	$9.21	$9.33
Net investment income[1]	0.48	0.42	0.44	0.41	0.45
Net realized and unrealized gain (loss) on investments	0.53	0.04	(2.20)	0.21	(0.12)
Total from investment operations	1.01	0.46	(1.76)	0.62	0.33
Less distributions
From net investment income	(0.46)	(0.43)	(0.43)	(0.39)	(0.39)
From tax return of capital	—	—	—	—	(0.06)
Total distributions	(0.46)	(0.43)	(0.43)	(0.39)	(0.45)
Net asset value, end of period	$7.83	$7.28	$7.25	$9.44	$9.21
Total return (%)[2]	14.42	6.66	(19.04)	6.92	3.79
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.77	0.77	0.78
Expenses including reductions	0.77	0.79	0.76	0.76	0.78
Net investment income	6.45	5.91	5.28	4.44	4.96
Portfolio turnover (%)	38	22	9	18	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
23	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.27	$7.24	$9.44	$9.21	$9.33
Net investment income[1]	0.48	0.42	0.44	0.42	0.45
Net realized and unrealized gain (loss) on investments	0.54	0.05	(2.21)	0.20	(0.11)
Total from investment operations	1.02	0.47	(1.77)	0.62	0.34
Less distributions
From net investment income	(0.46)	(0.44)	(0.43)	(0.39)	(0.40)
From tax return of capital	—	—	—	—	(0.06)
Total distributions	(0.46)	(0.44)	(0.43)	(0.39)	(0.46)
Net asset value, end of period	$7.83	$7.27	$7.24	$9.44	$9.21
Total return (%)[2]	14.44	6.68	(19.14)	6.93	3.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1,112	$882	$911	$1,175	$1,014
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.76	0.76	0.77
Expenses including reductions	0.77	0.78	0.75	0.75	0.76
Net investment income	6.45	5.91	5.31	4.49	4.97
Portfolio turnover (%)	38	22	9	18	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	24

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
25	JOHN HANCOCK Emerging Markets Debt Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$570,372,974	—	$570,372,974	—
Corporate bonds	540,867,467	—	540,867,467	—
Common stocks	714,280	$353,807	360,473	—
Escrow certificates	345,000	—	345,000	—
Short-term investments	48,501,150	34,509,099	13,992,051	—
Total investments in securities	$1,160,800,871	$34,862,906	$1,125,937,965	—
Derivatives:
Assets
Forward foreign currency contracts	$1,955,751	—	$1,955,751	—
Liabilities
Forward foreign currency contracts	(3,705,784)	—	(3,705,784)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
| JOHN HANCOCK Emerging Markets Debt Fund	26

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $33,850,170 and received $34,547,110 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
27	JOHN HANCOCK Emerging Markets Debt Fund |

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $6,886.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $23,146,877 and a long-term capital loss carryforward of $94,623,440 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK Emerging Markets Debt Fund	28

The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$64,858,244	$54,744,687
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $5,613,428 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
29	JOHN HANCOCK Emerging Markets Debt Fund |

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2024, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging from $50.1 million to $76.0 million., as measured at each quarter end. There were no open futures contracts as of August 31, 2024.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $157.4 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$1,955,751	$(3,705,784)
| JOHN HANCOCK Emerging Markets Debt Fund	30

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$2,158,914	—	$2,158,914
Currency	—	$3,901,844	3,901,844
Total	$2,158,914	$3,901,844	$6,060,758
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(651,610)	—	$(651,610)
Currency	—	$(1,750,033)	(1,750,033)
Total	$(651,610)	$(1,750,033)	$(2,401,643)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
31	JOHN HANCOCK Emerging Markets Debt Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$148
Class C	17
Class I	1,972
Class R2	3
Class	Expense reduction
Class R6	$166
Class NAV	79,174
Total	$81,480

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
| JOHN HANCOCK Emerging Markets Debt Fund	32

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $177 for the year ended August 31, 2024. Of this amount, $25 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $152 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,839	$2,264
Class C	2,140	250
Class I	—	29,499
Class R2	95	2
Class R6	—	110
Total	$8,074	$32,125
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$8,350,000	2	5.810%	$2,695
33	JOHN HANCOCK Emerging Markets Debt Fund |

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24[1]		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,497,359	$18,635,960	2,793,871	$20,465,377
Distributions reinvested	12,305	91,794	13,426	96,444
Repurchased	(2,505,488)	(18,732,088)	(2,797,582)	(20,523,474)
Net increase (decrease)	4,176	$(4,334)	9,715	$38,347
Class C shares
Sold	2,493	$18,858	14,716	$104,770
Distributions reinvested	1,465	10,877	1,961	14,067
Repurchased	(15,613)	(110,653)	(14,900)	(107,973)
Net increase (decrease)	(11,655)	$(80,918)	1,777	$10,864
Class I shares
Sold	3,977,431	$29,562,334	7,911,995	$56,440,767
Distributions reinvested	61,629	458,729	84,482	607,758
Repurchased	(4,701,438)	(34,605,798)	(6,345,878)	(45,410,011)
Net increase (decrease)	(662,378)	$(4,584,735)	1,650,599	$11,638,514
Class R6 shares
Sold	124,578	$942,141	67,416	$483,764
Distributions reinvested	17,565	131,421	15,238	109,401
Repurchased	(79,962)	(603,141)	(84,598)	(611,037)
Net increase (decrease)	62,181	$470,421	(1,944)	$(17,872)
Class NAV shares
Sold	44,600,483	$334,928,915	3,068,931	$21,950,559
Distributions reinvested	8,430,254	63,061,105	7,411,620	53,191,981
Repurchased	(32,142,984)	(240,778,582)	(15,087,526)	(108,982,746)
Net increase (decrease)	20,887,753	$157,211,438	(4,606,975)	$(33,840,206)
Total net increase (decrease)	20,280,077	$153,011,872	(2,946,828)	$(22,170,353)

[1]	There were no share transactions for Class R2 for the years ended August 31, 2024 and August 31, 2023.
Affiliates of the fund owned 100%, 56% and 100% of shares of Class R2, Class R6 and Class NAV, respectively on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $492,515,489 and $376,025,498, respectively, for the year ended August 31, 2024.
| JOHN HANCOCK Emerging Markets Debt Fund	34

Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 97.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.8%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.6%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,458,449	$5,786,747	$163,233,433	$(134,511,481)	$(8,492)	$8,892	$320,153	—	$34,509,099

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
35	JOHN HANCOCK Emerging Markets Debt Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Debt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Emerging Markets Debt Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	36

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
37	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	38

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
39	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods and underperformed its benchmark index for the ten-year period ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three- and five-year periods and relative to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees and net total expenses are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex,  including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	40

assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
41	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	42

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
43	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

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MF3827170	358A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Floating Rate Income Fund
Fixed income
August 31, 2024

John Hancock
Floating Rate Income Fund

2	Fund’s investments
34	Financial statements
38	Financial highlights
44	Notes to financial statements
55	Report of independent registered public accounting firm
56	Tax information
57	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FLOATING RATE INCOME FUND |

Fund’s investments
AS OF 8-31-24
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 87.0%					$954,601,330
(Cost $967,834,682)
Communication services 7.3%					79,719,625
Diversified telecommunication services 1.9%
Cincinnati Bell, Inc., 2021 Term Loan B2 (1 month CME Term SOFR + 3.250%)	8.597	11-22-28		4,714,600	4,701,635
Connect Finco Sarl, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	9.747	09-27-29		2,990,614	2,904,634
Eircom Finco Sarl, 2024 EUR Term Loan B (1 month EURIBOR + 3.250%)	6.842	05-15-29	EUR	3,000,000	3,318,620
Frontier Communications Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.832	07-01-31		2,748,068	2,748,068
Voyage Digital NZ, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	8.352	05-11-29		3,950,416	3,955,354
Zacapa Sarl, 2022 Term Loan (3 month CME Term SOFR + 4.000%)	9.335	03-22-29		2,866,078	2,865,906
Entertainment 0.2%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (B)	8.795	06-05-30	EUR	732,727	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 0.500%)	4.054	09-15-26	EUR	729,038	2,418
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	10.085	04-02-29		2,216,109	2,210,569
Interactive media and services 1.1%
Knot Worldwide, Inc., 2023 Term Loan (1 month CME Term SOFR + 4.500%)	9.771	01-31-28		5,426,736	5,433,520
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	9.502	05-03-28		6,927,818	6,905,788
Media 3.3%
1000732905 Ontario, Inc., Term Loan B (3 month CME Term SOFR + 4.500%)	9.835	03-03-31		1,306,251	1,312,782
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Altice Financing SA, 2022 USD Term Loan (3 month CME Term SOFR + 5.000%)	10.301	10-31-27	4,782,787	$4,256,681
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.801	08-15-28	1,832,324	1,388,755
Cengage Learning, Inc., 2024 Term Loan B (6 month CME Term SOFR + 4.250%)	9.538	03-22-31	2,284,471	2,290,182
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.611	03-23-28	4,373,543	4,294,294
CSC Holdings LLC, 2022 Term Loan B6 (1 month CME Term SOFR + 4.500%)	9.837	01-18-28	2,334,288	2,223,409
Digital Media Solutions LLC, 2024 PIK Term Loan A (B)(C)	0.000	02-25-26	267,690	247,861
Digital Media Solutions LLC, 2024 PIK Term Loan B (B)(C)	0.000	05-25-26	755,281	489,422
Digital Media Solutions LLC, Term Loan B (C)	0.000	05-25-26	2,210,910	218,327
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	9.685	08-19-28	2,876,569	2,851,399
Planet US Buyer LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.604	02-07-31	1,278,001	1,285,030
Plano HoldCo, Inc., Term Loan B (D)	TBD	08-15-31	888,325	890,546
Radiate Holdco LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.611	09-25-26	3,106,411	2,486,682
Research Now Group LLC, 2024 First Lien First Out Term Loan (3 month CME Term SOFR + 5.000%)	10.380	07-15-28	479,938	482,338
Research Now Group LLC, 2024 First Lien Second Out Term Loan (3 month CME Term SOFR + 5.500%)	10.880	10-15-28	3,405,038	3,185,413
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	7.453	04-30-28	2,000,000	1,942,500
United Talent Agency LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	9.040	07-07-28	3,467,428	3,471,762
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	8.701	01-31-29	3,046,999	2,930,451
3	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.8%
Crown Subsea Communications Holding, Inc., 2024 Term Loan B1 (3 month CME Term SOFR + 4.000%)	9.252	01-30-31		5,083,162	$5,112,797
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	09-20-30		3,327,021	3,312,482
Consumer discretionary 12.0%					131,681,170
Automobile components 1.1%
IXS Holdings, Inc., 2020 Term Loan B (1 month CME Term SOFR + 4.250%)	9.597	03-05-27		3,945,561	3,831,298
Parts Europe SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	7.188	02-03-31	EUR	840,511	929,603
Tenneco, Inc., 2022 Term Loan A (1 and 3 month CME Term SOFR + 4.750%)	10.186	11-17-28		1,376,729	1,312,078
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	10.229	11-17-28		1,978,929	1,899,158
Wheel Pros LLC, 2023 3rd Amendment Term Loan (3 month CME Term SOFR + 4.500%)	10.041	05-11-28		4,908,342	2,699,588
Wheel Pros LLC, 2023 FILO Term Loan (C)	0.000	02-10-28		1,116,805	1,207,266
Broadline retail 0.4%
Peer Holding III BV, 2023 USD Term Loan B4 (3 month CME Term SOFR + 3.250%)	8.585	10-28-30		2,135,845	2,142,530
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	8.497	01-30-31		2,289,312	2,291,212
Diversified consumer services 2.3%
Europa University Education Group SL, EUR Term Loan B (6 month EURIBOR + 4.500%)	7.876	11-30-29	EUR	2,982,651	3,301,143
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	9.264	08-31-28		2,435,072	2,313,319
Fugue Finance LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.057	01-31-28		1,014,712	1,019,359
Fugue Finance LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.807	02-26-31		2,961,320	2,979,088
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
GBT US III LLC, Term Loan B (3 month CME Term SOFR + 3.000%)	8.279	07-25-31		3,106,462	$3,106,462
Learning Care Group US No 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	9.248	08-11-28		852,187	854,957
Markermeer Finance BV, 2020 EUR Term Loan B (3 month EURIBOR + 3.000%)	6.644	01-29-27	EUR	3,326,262	3,580,737
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.529	07-25-30		1,319,376	1,323,506
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	7.342	07-18-31		2,894,228	2,875,097
Whatabrands LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.997	08-03-28		4,396,054	4,397,725
Hotels, restaurants and leisure 4.7%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month CME Term SOFR + 3.750%)	9.111	02-02-26		4,325,215	4,210,770
Aimbridge Acquisition Company, Inc., 2020 Incremental Term Loan B (1 month CME Term SOFR + 4.750%)	10.111	02-02-26		2,623,925	2,564,074
Allwyn Entertainment Financing US LLC, Term Loan B (3 month CME Term SOFR + 2.250%)	7.554	06-02-31		1,004,550	1,006,439
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.997	02-06-31		2,799,640	2,794,965
Crown Finance US, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 1.500% and 7.000% PIK)	13.861	07-31-28		1,877,861	1,906,029
Entain PLC, 2024 USD Term Loan B3 (6 month CME Term SOFR + 2.750%)	8.014	10-31-29		1,548,135	1,550,070
Great Canadian Gaming Corp., 2021 Term Loan (3 month CME Term SOFR + 4.000%)	9.609	11-01-26		2,345,088	2,339,225
Hurtigruten Group AS, 2024 EUR Holdco Term Loan (0.020% Cash and 3 month EURIBOR + 8.500% PIK)	12.431	02-23-29	EUR	3,065,641	241,449
Hurtigruten Group AS, 2024 EUR OpCo Exit Term Loan (3 month EURIBOR + 7.500%)	11.025	06-30-27	EUR	916,599	1,026,826
5	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.097	12-15-27		5,834,115	$5,836,274
Lakeland Holdings LLC, 2020 HoldCo Term Loan (8.000% Cash or 13.250% PIK)	8.000	09-25-27		562,012	98,352
Light & Wonder International, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	7.592	04-14-29		3,445,130	3,443,408
MIC Glen LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.861	07-21-28		3,183,150	3,188,720
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.997	09-20-30		3,213,657	3,186,051
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	9.585	08-01-30		786,609	786,326
Playa Resorts Holding BV, 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	8.028	01-05-29		4,252,682	4,243,964
QSRP Finco BV, EUR Term Loan B (3 month EURIBOR + 5.250%)	8.955	06-19-31	EUR	1,502,546	1,659,353
Scientific Games Holdings LP, 2024 USD Term Loan B (3 month CME Term SOFR + 3.000%)	8.318	04-04-29		4,488,581	4,466,721
Six Flags Entertainment Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.342	05-01-31		859,559	860,633
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	03-14-31		2,372,727	2,370,900
Tacala Investment Corp., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.247	01-31-31		1,906,963	1,916,193
TAIT LLC, 2024 Term Loan B (D)	TBD	08-14-31		1,632,108	1,623,947
Household durables 0.3%
Keter Group BV, 2024 EUR Opco Reinstated Term Loan (3 month EURIBOR + 4.750%)	8.386	12-31-29	EUR	2,008,990	2,109,700
Keter Group BV, 2024 EUR PIK Term Loan B (3 month EURIBOR + 0.025% and 5.000% PIK)	8.886	12-28-29	EUR	960,889	884,254
Leisure products 0.6%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.997	12-21-28		5,046,057	5,057,612
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products (continued)
J&J Ventures Gaming LLC, 2023 Incremental Term Loan B (1 month CME Term SOFR + 4.250%)	9.611	04-26-28		1,436,373	$1,431,589
Specialty retail 2.2%
Amer Sports Company, USD Term Loan (3 month CME Term SOFR + 3.250%)	8.346	02-17-31		518,560	519,208
Artemis Acquisitions UK, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 3.750%)	7.451	07-04-31	EUR	1,442,533	1,591,593
Eyemart Express LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.367	08-31-27		2,392,819	2,344,962
Harbor Freight Tools USA, Inc., 2024 Term Loan B (1 and 6 month CME Term SOFR + 2.500%)	7.687	06-05-31		1,286,970	1,268,541
Leslie’s Poolmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.111	03-09-28		1,321,766	1,264,494
Mavis Tire Express Services Topco Corp., 2024 Term Loan (1 month CME Term SOFR + 3.500%)	8.747	05-04-28		5,754,318	5,757,310
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.247	03-27-31		574,953	575,401
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	8.846	03-03-28		3,610,734	3,330,469
Runner Buyer, Inc., 2021 Term Loan B (3 month CME Term SOFR + 5.500%)	10.672	10-20-28		2,623,849	1,313,577
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.097	10-15-28		2,357,861	2,343,549
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.846	04-15-28		4,945,761	4,040,588
Textiles, apparel and luxury goods 0.4%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	8.611	04-16-28		4,457,936	4,463,508
7	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 2.0%					$22,363,708
Beverages 0.1%
Pegasus Bidco BV, 2024 EUR Fungible Term Loan B (D)	TBD	07-12-29	EUR	1,325,380	1,464,166
Food products 1.3%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.361	12-08-28		2,202,357	2,200,991
Froneri US, Inc., 2020 USD Term Loan (1 month CME Term SOFR + 2.250%)	7.597	01-29-27		3,480,600	3,484,324
Peralta Inversiones Globales SL, 2024 EUR Term Loan (D)	TBD	07-18-31	EUR	1,447,909	1,598,854
Saratoga Food Specialties LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	9.093	03-07-29		765,137	766,576
Upfield BV, 2024 EUR Term Loan B9 (6 month EURIBOR + 4.500%)	8.180	01-03-28	EUR	3,000,618	3,311,144
Upfield USA Corp., 2024 USD Term Loan B10 (6 month CME Term SOFR + 4.250%)	9.765	01-03-28		3,242,189	3,233,500
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	9.314	06-27-31		3,364,207	3,307,855
Personal care products 0.3%
Rainbow UK Bidco, Ltd., GBP Term Loan B (SONIA + 4.750%)	9.700	02-26-29	GBP	2,302,480	2,996,298
Energy 2.3%					24,795,492
Oil, gas and consumable fuels 2.3%
CD&R Firefly Bidco PLC, 2024 EUR Term Loan B7 (3 month EURIBOR + 4.500%)	8.136	06-21-28	EUR	1,803,951	2,003,340
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	8.847	11-19-29		3,967,318	3,964,025
EG Finco, Ltd., 2023 EUR Term Loan B (3 month EURIBOR + 5.500%)	9.222	02-07-28	EUR	4,016,978	4,458,528
GIP III Stetson I LP, 2023 Term Loan B (1 month CME Term SOFR + 3.500%)	8.747	10-31-28		1,440,504	1,443,212
M6 ETX Holdings II Midco LLC, Term Loan B (1 month CME Term SOFR + 4.500%)	9.847	09-19-29		2,671,152	2,677,002
NGL Energy Operating LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.997	02-02-31		2,646,329	2,638,284
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.500%)	7.832	08-16-30		2,791,887	$2,801,491
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.441	10-05-28		4,798,382	4,809,610
Financials 9.8%					107,198,357
Capital markets 2.3%
Aretec Group, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	9.247	08-09-30		3,188,166	3,117,580
Emerald X, Inc., 2017 Term Loan B (1 month CME Term SOFR + 5.000%)	10.347	05-22-26		2,293,787	2,301,907
Hightower Holding LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.748	04-21-28		5,665,842	5,672,925
Jane Street Group LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.861	01-26-28		5,186,600	5,188,882
Jump Financial LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	10.096	08-07-28		4,320,644	4,299,041
LSF11 Trinity Bidco, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.811	06-14-30		2,004,981	1,994,956
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 3.000%)	8.335	08-18-28		2,411,359	2,417,387
Financial services 3.5%
Aragorn Parent Corp., Term Loan (1 month CME Term SOFR + 4.250%)	9.561	12-15-28		2,820,719	2,826,897
Ascensus Holdings, Inc., Term Loan (1 month CME Term SOFR + 3.500%)	8.861	08-02-28		6,510,026	6,518,163
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan (D)	TBD	06-13-31	EUR	1,246,757	1,381,321
Chrysaor Bidco Sarl, USD Delayed Draw Term Loan (D)	TBD	05-14-31		22,498	22,559
Chrysaor Bidco Sarl, USD Term Loan B (D)	TBD	07-14-31		304,214	305,038
CPI Holdco B LLC, Term Loan (1 month CME Term SOFR + 2.000%)	7.247	05-19-31		1,988,118	1,984,559
9	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
CTC Holdings LP, Term Loan B (3 month CME Term SOFR + 5.000%)	10.271	02-20-29	2,442,804	$2,424,483
DRW Holdings LLC, 2024 Term Loan B (6 month CME Term SOFR + 3.500%)	8.588	06-17-31	4,752,796	4,757,264
GIP Pilot Acquisition Partners LP, 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	7.818	10-04-30	928,133	930,454
GTCR Everest Borrower LLC, 2024 Term Loan (D)	TBD	06-03-31	1,128,606	1,121,078
Hudson River Trading LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.361	03-20-28	3,872,403	3,866,478
Kestra Advisor Services Holdings A, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	9.057	03-22-31	1,287,973	1,285,565
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	8.492	07-03-31	2,741,976	2,752,259
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B (D)	TBD	07-18-31	2,214,333	2,206,030
Osaic Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.247	08-17-28	3,652,470	3,616,347
WEX, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.247	03-31-28	2,224,997	2,230,960
Insurance 3.0%
Acrisure LLC, 2024 Term Loan B6 (3 month CME Term SOFR + 3.250%)	8.594	11-06-30	5,358,502	5,315,420
Alliant Holdings Intermediate LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 3.500%)	8.811	11-06-30	3,995,877	4,006,546
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%)	8.747	02-14-31	1,674,453	1,677,182
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	9.347	08-19-28	4,716,745	4,668,728
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	9.597	08-19-28	2,464,487	2,448,197
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.250%)	8.497	06-14-31	4,446,685	4,443,484
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Cross Financial Corp., 2024 Term Loan B2 (1 month CME Term SOFR + 3.500%)	8.747	09-15-27	2,670,257	$2,675,277
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.250%)	8.497	11-01-28	3,067,741	3,063,907
Ryan LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.747	11-14-30	599,313	600,512
The Baldwin Insurance Group Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	8.497	05-26-31	4,589,665	4,583,928
Mortgage real estate investment trusts 1.0%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.861	03-11-28	1,205,925	1,160,703
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	8.111	05-15-26	569,328	560,789
Blackstone Mortgage Trust, Inc., 2022 Term Loan B4 (1 month CME Term SOFR + 3.500%)	8.752	05-09-29	2,894,846	2,836,949
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month CME Term SOFR + 4.500%)	9.847	08-09-26	3,849,137	3,637,435
KREF Holdings X LLC, 2021 Term Loan (3 month CME Term SOFR + 3.500%)	9.080	09-01-27	2,326,245	2,297,167
Health care 10.3%				112,894,330
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	7.402	11-15-27	1,917,639	1,883,390
Health care equipment and supplies 0.9%
Auris Luxembourg III Sarl, 2024 USD Term Loan B4 (6 month CME Term SOFR + 4.250%)	9.564	02-28-29	3,361,668	3,378,477
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.997	10-23-28	5,934,673	5,946,305
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	10-23-28	181,479	181,615
11	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 5.3%
AHP Health Partners, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.611	08-24-28		2,635,160	$2,645,042
Concentra Health Services, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	07-28-31		796,191	798,182
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	9.361	11-30-28		3,434,106	3,356,838
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	8.252	08-01-29		5,577,340	5,589,331
eResearchTechnology, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.247	02-04-27		5,669,103	5,696,654
Examworks Bidco, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.361	11-01-28		3,738,168	3,744,934
GHX Ultimate Parent Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	9.126	06-30-27		4,321,496	4,343,103
MED ParentCo LP, 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	9.247	04-15-31		2,808,148	2,811,658
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	12.685	03-02-29		2,136,611	1,922,950
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	9.114	03-02-28		5,534,745	5,332,395
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	9.185	03-02-28		160,989	155,104
Phoenix Newco, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.247	11-15-28		5,918,516	5,938,225
Pique Bidco SL, 2024 EUR Term Loan B3 (D)	TBD	12-18-30	EUR	1,890,546	2,090,687
R1 RCM, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	8.247	06-21-29		1,027,436	1,028,463
Radnet Management, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	7.779	04-18-31		1,652,333	1,654,746
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4 (D)	TBD	08-13-31	EUR	1,270,247	1,406,855
Sharp Services LLC, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	9.085	12-31-28		1,857,679	1,857,679
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 3.750%)	9.085	09-27-30	2,579,277	$2,561,094
Upstream Newco, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.250%)	9.764	11-20-26	4,333,146	3,914,737
VetStrategy Canada Holdings, Inc. , 2024 USD Term Loan B (3 month CME Term SOFR + 4.750%)	10.085	12-12-28	1,673,747	1,670,265
Health care technology 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.592	05-01-31	6,554,424	6,551,671
Life sciences tools and services 0.4%
Packaging Coordinators Midco, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.585	11-30-27	4,924,076	4,932,299
Pharmaceuticals 2.9%
Amneal Pharmaceuticals LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.500%)	10.747	05-04-28	6,875,484	6,987,211
Catalent Pharma Solutions, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 3.000%)	8.311	02-22-28	1,259,966	1,261,541
Curium Bidco Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.335	07-31-29	6,853,441	6,873,453
Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.783	04-23-31	4,439,285	4,428,187
IQVIA, Inc., 2023 USD Term Loan B4 (3 month CME Term SOFR + 2.000%)	7.335	01-02-31	1,026,489	1,031,406
Jazz Financing Lux Sarl, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	05-05-28	2,538,349	2,539,415
Organon & Company, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%)	7.842	05-19-31	1,847,659	1,855,752
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	10.326	07-06-28	4,120,035	3,780,132
Perrigo Investments LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	7.597	04-20-29	2,758,326	2,744,534
13	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 16.6%					$181,977,788
Aerospace and defense 1.9%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.250%)	8.585	10-31-30		453,511	455,498
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	7.313	08-06-29	EUR	977,007	1,071,883
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.750%)	9.245	08-03-29		2,788,705	2,738,174
Novaria Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 4.250%)	9.597	06-06-31		3,380,000	3,380,000
Standard Aero, Ltd., 2024 Term Loan B2 (1 month CME Term SOFR + 3.500%)	8.747	08-24-28		1,751,978	1,757,550
The NORDAM Group, Inc., Term Loan B (1 month CME Term SOFR + 5.600%)	10.847	04-09-26		1,965,511	1,900,000
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	7.843	02-28-31		5,674,707	5,679,757
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month CME Term SOFR + 2.750%)	7.997	12-06-30		3,580,272	3,591,765
Air freight and logistics 0.6%
Apple Bidco LLC, 2021 Term Loan (1 month CME Term SOFR + 2.750%)	8.111	09-22-28		3,466,986	3,471,597
Rand Parent LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.750%)	9.071	03-17-30		2,961,315	2,956,518
Swissport Stratosphere USA LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 4.250%)	9.568	04-04-31		697,674	696,802
Building products 2.1%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.846	05-17-28		5,740,828	4,309,238
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 3.250%)	8.497	05-13-29		1,964,161	1,976,437
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.687	04-12-28		1,240,385	1,201,933
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	10.962	08-01-28		1,448,264	1,453,333
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	14

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products (continued)
Cornerstone Building Brands, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	9.837	05-02-31		1,805,460	$1,778,378
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.750%)	11.002	12-22-28		1,487,720	1,435,650
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	9.346	12-22-28		4,239,783	4,256,742
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.861	09-29-28		3,357,628	3,357,628
MIWD Holdco II LLC, 2024 Term Loan B2 (1 month CME Term SOFR + 3.500%)	8.752	03-28-31		635,794	638,446
Wilsonart LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.250%)	9.492	07-25-31		2,816,117	2,775,283
Commercial services and supplies 4.8%
Action Environmental Group, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.500%)	9.335	10-24-30		1,162,294	1,168,106
AEA International Holdings Luxembourg Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	8.033	09-07-28		3,954,759	3,952,307
Amber Finco PLC, 2024 EUR Term Loan B (D)	TBD	06-11-29	EUR	1,257,160	1,395,571
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%)	8.730	11-16-28		4,604,417	4,624,584
AVSC Holding Corp., 2020 Term Loan B2 (1 month CME Term SOFR + 5.500% and 1.000% PIK)	11.847	10-15-26		7,033,277	7,032,011
Cimpress USA, Inc., 2024 USD Term Loan B (1 month CME Term SOFR + 3.000%)	8.247	05-17-28		4,801,187	4,799,170
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 5.000% and 0.625% PIK)	10.989	09-30-27		5,549,971	5,532,655
Core & Main LP, 2024 Incremental Term Loan B (3 month CME Term SOFR + 2.250%)	7.589	02-09-31		1,663,303	1,662,272
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month CME Term SOFR + 4.250%)	9.685	07-06-29		5,739,571	5,764,710
15	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
EnergySolutions LLC, 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	8.997	09-20-30		732,666	$737,245
JFL-Tiger Acquisition Company, Inc., Term Loan B (1 month CME Term SOFR + 4.500%)	9.842	10-17-30		1,588,385	1,593,357
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.514	06-18-29		1,934,104	1,943,775
Verisure Holding AB, 2024 EUR Term Loan B (D)	TBD	05-30-30	EUR	4,000,000	4,431,194
Viad Corp., Initial Term Loan (1 month CME Term SOFR + 4.250%)	9.497	07-30-28		3,275,020	3,270,927
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.111	03-24-28		4,449,615	4,155,451
Xplor T1 LLC, USD Term Loan B (3 month CME Term SOFR + 4.250%)	9.597	06-24-31		1,043,293	1,044,597
Construction and engineering 1.7%
Amazon Holdco, Inc., 2024 Term Loan B (D)	TBD	07-30-31		1,735,964	1,731,624
Amentum Government Services Holdings LLC, 2022 Term Loan (1 month CME Term SOFR + 4.000%)	9.278	02-15-29		2,278,870	2,277,457
Amentum Government Services Holdings LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	9.361	01-29-27		1,692,592	1,692,592
Arcosa, Inc., Term Loan B (D)	TBD	08-13-31		455,512	456,650
Azuria Water Solutions, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.997	05-17-28		3,993,302	3,998,294
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.111	03-31-28		189	189
Legence Holdings LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.847	12-16-27		4,119,207	4,128,228
USIC Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.500%)	9.092	05-12-28		4,797,651	4,365,862
Electrical equipment 0.5%
Creation Technologies, Inc., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	11.080	10-05-28		1,372,039	1,289,717
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	16

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Electrical equipment (continued)
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	8.497	07-23-31		1,461,729	$1,461,729
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	9.264	03-02-28		2,442,470	2,356,984
Ground transportation 0.3%
Uber Technologies, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.750%)	8.089	03-03-30		3,328,167	3,340,282
Machinery 2.1%
Arcline FM Holdings LLC, 2024 Term Loan (6 month CME Term SOFR + 4.500%)	9.567	06-23-28		5,926,080	5,941,962
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.750%)	7.956	07-01-31		1,464,276	1,463,105
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	7.997	07-01-31		3,606,666	3,604,611
Pro Mach Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.747	08-31-28		3,705,441	3,723,968
Rubix Group Midco 3, Ltd., 2023 EUR Term Loan B (6 month EURIBOR + 4.250%)	7.712	09-30-26	EUR	1,743,257	1,927,863
Star US Bidco LLC, Term Loan B (1 month CME Term SOFR + 4.250%)	9.597	03-17-27		3,568,895	3,588,988
TK Elevator US Newco, Inc., USD Term Loan B (6 month CME Term SOFR + 3.500%)	8.588	04-30-30		2,825,032	2,834,157
Passenger airlines 0.5%
JetBlue Airways Corp. , 2024 Term Loan B (Prime rate + 4.500%)	13.000	08-13-29		2,243,216	2,181,528
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 3.750%)	9.082	02-14-31		2,863,112	2,848,195
Professional services 1.6%
Creative Artists Agency LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	8.497	11-27-28		3,666,918	3,681,806
Crisis Prevention Institute, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	10.085	04-09-31		1,146,519	1,145,568
First Advantage Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.111	01-31-27		1,469,179	1,473,219
17	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
Grant Thornton LLP, Term Loan B (1 month CME Term SOFR + 3.250%)	8.497	06-02-31	1,932,785	$1,937,926
HireRight Holdings Corp., 2024 Incremental Term Loan (3 month CME Term SOFR + 4.000%)	9.335	09-27-30	3,355,379	3,332,998
Soliant Lower Intermediate LLC, 2024 Term Loan (1 month CME Term SOFR + 3.750%)	8.997	07-18-31	2,889,623	2,889,623
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	7.247	05-09-31	3,163,952	3,171,862
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.247	05-19-28	580,344	581,992
Transportation infrastructure 0.4%
Dynasty Acquisition Company, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.747	08-24-28	4,543,816	4,558,265
Information technology 17.5%				192,556,889
Communications equipment 0.4%
Venga Finance Sarl, 2024 Term Loan (3 month CME Term SOFR + 4.250%)	9.307	06-28-29	4,788,566	4,796,946
Electronic equipment, instruments and components 1.0%
C&D Technologies, Inc., Term Loan B (1 month CME Term SOFR + 5.750%)	11.111	12-20-25	2,554,603	2,530,130
Robertshaw US Holding Corp., 2023 PIK First Out Incremental Term Loan (C)	0.000	02-28-27	4,820,918	4,579,873
Robertshaw US Holding Corp., 2023 PIK First Out New Money Term Loan (3 month CME Term SOFR + 8.000%)	13.313	02-28-27	1,191	1,132
Robertshaw US Holding Corp., 2023 Second Out Term Loan (C)	0.000	02-28-27	4,460,182	2,230,091
Robertshaw US Holding Corp., 2024 DIP PIK Term Loan (1 month CME Term SOFR + 1.000% amd 9.500% PIK) (B)	15.946	09-27-24	1,491,544	1,399,667
IT services 1.2%
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	9.096	11-06-28	4,239,332	4,254,339
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	18

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Fortress Intermediate 3, Inc., Term Loan B (1 month CME Term SOFR + 3.750%)	9.002	06-27-31		1,747,885	$1,747,885
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	9.435	10-01-27		3,327,811	3,010,271
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	8.111	06-28-28		2,614,337	2,603,880
TGG TS Acquisition Company, 2018 Term Loan B (1 month CME Term SOFR + 6.500%)	11.861	12-14-25		1,673,312	1,661,180
Semiconductors and semiconductor equipment 0.0%
MKS Instruments, Inc., 2024 USD Term Loan B (1 month CME Term SOFR + 2.250%)	7.559	08-17-29		232,228	232,635
Software 14.9%
Access CIG LLC, 2023 Term Loan (3 month CME Term SOFR + 5.000%)	10.252	08-18-28		5,219,032	5,237,508
AppLovin Corp., 2024 Term Loan (2030) (1 month CME Term SOFR + 2.500%)	7.747	08-16-30		3,072,443	3,075,331
AQA Acquisition Holding, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 4.250%)	9.764	03-03-28		342,425	342,641
Athena Bidco SASU, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	7.722	04-14-31	EUR	3,617,326	4,019,224
Avaya, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 7.500%)	12.747	08-01-28		17,727	15,675
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.747	04-30-31		5,059,353	5,043,113
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	9.814	08-15-29		3,373,696	3,279,334
BEP Intermediate Holdco LLC, Term Loan B (1 month CME Term SOFR + 3.750%)	8.997	04-25-31		585,782	587,246
Boxer Parent Company, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	9.005	07-30-31		3,233,508	3,223,419
Cast & Crew LLC, 2021 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	8.997	12-29-28		1,006,035	1,007,977
19	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Central Parent, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.585	07-06-29		6,692,833	$6,627,578
Claudius Finance Sarl, 2021 EUR Term Loan B (3 month EURIBOR + 3.500%)	7.198	07-10-28	EUR	2,649,616	2,922,413
Constant Contact, Inc., Term Loan (3 month CME Term SOFR + 4.000%)	9.566	02-10-28		2,400,114	2,311,910
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.111	10-16-28		4,934,906	4,654,850
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	9.247	10-16-26		4,817,488	4,713,623
Dodge Construction Network LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	10.235	02-23-29		2,903,003	2,114,954
Ellucian Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.847	10-09-29		2,409,060	2,413,589
Epicor Software Corp., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.497	05-23-31		4,426,991	4,441,910
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.000%)	9.361	12-18-28		2,498,685	1,680,365
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.997	09-12-29		2,101,109	2,098,189
Genesys Cloud Services Holdings II LLC, First Lien Term Loan B (1 month CME Term SOFR + 3.500%)	8.747	12-01-27		5,648,938	5,668,539
Helios Software Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.750%)	9.085	07-18-30		2,099,390	2,099,390
Imagine Learning LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.747	12-21-29		3,344,173	3,345,209
ION Trading Finance, Ltd., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	9.346	04-01-28		1,748,419	1,750,919
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month CME Term SOFR + 4.000%)	9.569	12-01-27		2,163,508	1,840,777
Ivanti Software, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.833	12-01-27		3,220,290	2,774,828
Leia Finco US LLC, Term Loan (D)	TBD	07-02-31		2,045,687	2,025,659
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Magenta Buyer LLC, 2024 Super Priority Term Loan (3 month CME Term SOFR + 6.250%)	11.366	07-27-28	704,797	$707,440
Magenta Security Holdings LLC, 2024 First Out Term Loan (3 month CME Term SOFR + 6.750%)	11.866	07-27-28	2,301,299	2,096,093
Magenta Security Holdings LLC, 2024 Second Out Term Loan (3 month CME Term SOFR + 7.000%)	12.116	07-27-28	1,748,988	1,084,372
Magenta Security Holdings LLC, 2024 Third Out Term Loan (3 month CME Term SOFR + 6.250%)	11.366	07-27-28	552,312	134,394
Marcel Bidco LLC, 2024 USD Term Loan B5 (1 month CME Term SOFR + 4.000%)	9.350	11-11-30	3,360,865	3,379,787
Mavenir Systems, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.750%)	10.073	08-18-28	4,051,867	2,836,307
McAfee Corp., 2024 USD Term Loan B (1 month CME Term SOFR + 3.250%)	8.592	03-01-29	6,800,091	6,773,503
Mitchell International, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.497	06-17-31	6,248,696	6,188,021
Mitnick Corporate Purchaser, Inc., Term Loan (3 month CME Term SOFR + 4.500%)	9.852	05-02-29	3,808,575	3,316,164
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.500%)	9.832	07-01-31	4,367,573	4,180,117
Open Text Corp., 2023 Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	01-31-30	1,839,671	1,847,931
Orion Advisor Solutions, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	9.264	09-24-27	3,924,764	3,914,482
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%)	9.097	02-01-28	6,778,842	6,626,318
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	9.002	10-28-30	4,847,140	4,868,662
Project Boost Purchaser LLC, 2024 Term Loan (3 month CME Term SOFR + 3.500%)	8.786	07-16-31	2,805,138	2,811,450
21	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month CME Term SOFR + 3.250%)	8.611	03-10-28		4,743,914	$4,741,353
Project Ruby Ultimate Parent Corp., 2024 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	8.861	03-10-28		579,870	580,595
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	8.247	08-31-28		3,888,592	3,889,681
Skillsoft Finance II, Inc., 2021 Term Loan (1 month CME Term SOFR + 5.250%)	10.642	07-14-28		1,611,276	1,270,523
SolarWinds Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.997	02-05-30		4,613,680	4,615,987
Surf Holdings LLC, USD Term Loan (D)	TBD	03-05-27		2,670,000	2,680,680
Symplr Software, Inc., 2020 Term Loan (3 month CME Term SOFR + 4.500%)	9.852	12-22-27		4,084,279	3,754,147
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.555	02-10-31		4,706,887	4,716,913
Veritas US, Inc., 2021 USD Term Loan B (1 month CME Term SOFR + 5.000%)	10.361	09-01-25		4,461,659	4,052,881
VS Buyer LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	8.587	04-11-31		3,124,889	3,124,889
Materials 8.4%					92,051,716
Chemicals 4.5%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	7.472	12-12-25	EUR	1,971,405	2,107,016
ASP Unifrax Holdings, Inc., Term Loan B (3 month CME Term SOFR + 3.750%)	9.235	12-12-25		1,437,037	1,399,458
Derby Buyer LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.842	11-01-30		3,126,930	3,130,839
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 month CME Term SOFR + 4.500%)	9.861	08-30-28		4,763,584	4,515,877
Hyperion Refinance Sarl, 2024 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.747	02-15-31		2,667,738	2,668,938
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
INEOS Enterprises Holdings US Finco LLC, 2023 USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.750%)	8.907	07-08-30	2,405,428	$2,408,435
INEOS US Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.250%)	8.497	02-18-30	3,369,888	3,361,464
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.597	04-02-29	3,432,480	3,436,771
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	10.111	02-18-28	5,121,925	5,015,235
Nouryon USA LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 3.500%)	8.628	04-03-28	3,482,456	3,492,625
Olympus Water US Holding Corp., 2024 USD Term Loan B (3 month CME Term SOFR + 3.500%)	8.847	06-20-31	5,497,823	5,510,798
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (1 month CME Term SOFR + 4.000%)	9.361	12-15-25	258	251
Secure Acquisition, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.250%)	9.514	12-16-28	1,912,444	1,912,444
The Chemours Company, 2023 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.747	08-18-28	4,171,104	4,160,676
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.819	05-03-28	4,355,391	3,449,469
Windsor Holdings III LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.000%)	9.311	08-01-30	3,312,427	3,321,735
Construction materials 0.8%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.247	01-31-31	1,619,047	1,622,496
CPG International LLC, 2022 Term Loan B (1 month CME Term SOFR + 2.500%)	7.847	04-28-29	2,367,949	2,376,829
Quikrete Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.747	04-14-31	1,653,249	1,655,696
Quikrete Holdings, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	7.497	03-19-29	2,594,526	2,598,418
23	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging 2.8%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.747	06-05-31		3,453,079	$3,437,989
Anchor Packaging LLC, 2024 Term Loan (1 month CME Term SOFR + 3.750%)	8.997	07-18-29		814,801	817,245
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	8.422	04-13-29		2,364,789	2,360,106
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	9.584	05-05-29		1,923,412	1,845,283
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	10.102	06-28-28		2,066,813	1,945,905
LABL, Inc., 2021 EUR Term Loan (1 month EURIBOR + 5.000%)	8.604	10-29-28	EUR	1,626,668	1,674,498
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month CME Term SOFR + 5.000%)	10.347	10-29-28		3,946,084	3,784,137
LTI Holdings, Inc. , 2024 Term Loan B (1 month CME Term SOFR + 4.750%)	9.997	07-19-29		2,940,364	2,893,318
Plaze, Inc., 2019 Term Loan B (1 month CME Term SOFR + 3.500%)	8.861	08-03-26		1,267,654	1,183,672
Proampac PG Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 4.000%)	9.228	09-15-28		4,006,103	4,011,110
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.250%)	9.497	04-21-31		1,842,107	1,857,304
Trident TPI Holdings, Inc., 2024 Term Loan B6 (3 month CME Term SOFR + 4.000%)	9.341	09-15-28		3,916,504	3,928,528
Valcour Packaging LLC, 2024 New Money Term Loan A1 (3 month CME Term SOFR + 5.250%)	10.564	10-10-28		337,174	338,438
Valcour Packaging LLC, 2024 Second Out Term Loan (3 month CME Term SOFR + 1.500% and 2.250% PIK)	9.326	10-10-28		394,409	332,289
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	9.704	04-23-29		3,561,601	3,496,424
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	24

	Rate (%)	Maturity date		Par value^	Value
Utilities 0.8%					$9,362,255
Electric utilities 0.3%
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.500%)	8.596	05-17-30		1,697,502	1,704,818
Talen Energy Supply LLC, 2023 Term Loan C (3 month CME Term SOFR + 3.500%)	8.596	05-17-30		1,277,486	1,282,992
Independent power and renewable electricity producers 0.2%
Discovery Energy Holding Corp., USD Term Loan B (3 month CME Term SOFR + 4.750%)	10.085	05-01-31		1,942,813	1,952,527
Finco Utilitas Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	7.608	09-26-30	EUR	754,119	833,811
Multi-utilities 0.3%

Wec US Holdings, Ltd., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	7.997	01-27-31		3,586,027	3,588,107
Corporate bonds 4.6%					$50,582,976
(Cost $57,633,771)
Communication services 0.9%					9,829,230
Diversified telecommunication services 0.2%
Iliad Holding SASU (E)	6.500	10-15-26		634,000	639,347
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	2,046,963
Media 0.7%
Sirius XM Radio, Inc. (E)	4.125	07-01-30		2,000,000	1,795,166
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(F)	7.792	02-01-29	EUR	614,000	679,564
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	7.792	02-01-29	EUR	1,590,000	1,759,783
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(F)	7.792	02-15-31	EUR	618,000	686,553
United Group BV (Greater of 3 month EURIBOR + 4.250% or 0.000%) (F)	7.792	02-15-31	EUR	2,000,000	2,221,854
Consumer discretionary 1.3%					14,247,071
Automobile components 0.1%
Tenneco, Inc. (E)	8.000	11-17-28		1,780,000	1,664,328
Automobiles 0.4%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	3,142,012
Constellation Automotive Financing PLC	4.875	07-15-27	GBP	1,014,000	1,132,046
25	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.2%
Pachelbel Bidco SpA (E)	7.125	05-17-31	EUR	961,000	$1,116,488
Pachelbel Bidco SpA (3 month EURIBOR + 4.250%) (E)(F)	8.066	05-17-31	EUR	1,049,000	1,165,370
Hotels, restaurants and leisure 0.4%
Punch Finance PLC	6.125	06-30-26	GBP	3,174,000	4,127,022
Leisure products 0.2%
Mattel, Inc. (E)	3.750	04-01-29		2,000,000	1,899,805
Consumer staples 0.1%					580,439
Food products 0.1%
Post Holdings, Inc. (E)	6.250	02-15-32		566,000	580,439
Financials 0.2%					1,976,863
Mortgage real estate investment trusts 0.2%
Apollo Commercial Real Estate Finance, Inc. (E)	4.625	06-15-29		2,230,000	1,976,863
Health care 0.7%					8,174,951
Health care providers and services 0.6%
Genesis Care Finance Pty, Ltd. (Overnight SOFR + 5.000%) (B)(E)(F)	10.353	02-16-29		543,328	543,328
Genesis Care UK Finco, Ltd. (Overnight SOFR + 5.000%) (F)	10.353	02-16-29		525,557	525,778
Option Care Health, Inc. (E)	4.375	10-31-29		2,250,000	2,134,211
US Acute Care Solutions LLC (E)	9.750	05-15-29		3,171,000	3,243,958
Pharmaceuticals 0.1%
Rossini Sarl (3 month EURIBOR + 3.875%) (E)(F)	7.549	12-31-29	EUR	1,550,000	1,727,676
Industrials 0.5%					5,424,886
Air freight and logistics 0.1%
Rand Parent LLC (E)(G)	8.500	02-15-30		1,247,000	1,247,020
Building products 0.1%
ACProducts Holdings, Inc. (E)	6.375	05-15-29		1,403,000	713,323
Miter Brands Acquisition Holdco, Inc. (E)	6.750	04-01-32		265,000	272,328
Marine transportation 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash and 3 month EURIBOR + 11.750% PIK) (E)(F)	15.386	12-31-26	EUR	623,331	833,727
Passenger airlines 0.0%
JetBlue Airways Corp. (E)	9.875	09-20-31		498,000	492,208
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	26

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	$1,866,280
Information technology 0.3%					3,210,441
Software 0.3%
TeamSystem SpA (3 month EURIBOR + 3.500%) (E)(F)	7.127	07-31-31	EUR	2,514,000	2,778,975
Veritas US, Inc. (E)	7.500	09-01-25		472,000	431,466
Materials 0.6%					7,139,095
Chemicals 0.3%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		557,000	288,209
ASP Unifrax Holdings, Inc. (E)	7.500	09-30-29		1,984,000	984,927
INEOS Quattro Finance 2 PLC (E)	9.625	03-15-29		1,295,000	1,396,791
Trinseo Materials Operating SCA (E)	5.375	09-01-25		737,000	634,716
Metals and mining 0.3%
Midwest Vanadium Proprietary, Ltd. (C)(E)	11.500	02-15-18		5,663,972	5,664

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		4,197,000	3,828,788
Asset backed securities 5.2%					$57,221,118
(Cost $56,560,866)
Asset backed securities 5.2%					57,221,118
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (E)(F)	8.783	07-21-37		350,000	348,868
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (E)(F)	8.313	01-15-31		4,900,000	4,900,769
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (E)(F)	8.591	07-26-31		1,250,000	1,202,250
Atlas Senior Loan Fund, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (E)(F)	9.211	01-18-35		450,000	449,484
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	9.051	07-15-36		250,000	249,967
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (E)(F)	8.267	01-30-31		750,000	733,564
27	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CBAM, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (E)(F)	9.478	07-15-37	1,100,000	$1,098,023
Columbia Cent CLO, Ltd. Series 2020-29A, Class D1R (3 month CME Term SOFR + 3.862%) (E)(F)	9.144	10-20-34	150,000	150,169
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	9.044	10-20-31	250,000	248,476
Elevation CLO, Ltd. Series 2020-11A, Class D1 (3 month CME Term SOFR + 4.112%) (E)(F)	9.413	04-15-33	1,550,000	1,550,000
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	9.017	01-30-35	3,150,000	3,156,719
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.194	07-20-34	3,000,000	3,003,618
ICG US CLO, Ltd. Series 2018-1A, Class C (3 month CME Term SOFR + 2.862%) (E)(F)	8.144	04-21-31	750,000	734,759
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month CME Term SOFR + 4.162%) (E)(F)	9.446	07-25-34	3,450,000	3,464,569
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.196	07-25-34	3,100,000	3,106,163
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month CME Term SOFR + 3.062%) (E)(F)	8.341	12-18-30	2,500,000	2,499,745
Northwoods Capital XV, Ltd. Series 2017-15A, Class DR (3 month CME Term SOFR + 4.012%) (E)(F)	9.355	06-20-34	3,750,000	3,752,618
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(F)	8.394	04-22-31	1,350,000	1,337,834
Parallel, Ltd.
Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(F)	8.944	07-20-34	1,350,000	1,354,340
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	28

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-1A, Class D (3 month CME Term SOFR + 3.712%) (E)(F)	9.013	07-15-34	250,000	$250,063
Romark CLO V, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.892%) (E)(F)	9.193	01-15-35	1,850,000	1,831,239
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month CME Term SOFR + 3.962%) (E)(F)	9.243	07-20-34	3,550,000	3,557,892
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month CME Term SOFR + 3.962%) (E)(F)	9.243	07-20-34	2,950,000	2,954,593
Sound Point Clo XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.196	01-25-32	1,550,000	1,549,913
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month CME Term SOFR + 3.662%) (E)(F)	8.944	04-20-34	1,300,000	1,299,899
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	8.901	01-15-35	1,400,000	1,395,104
Venture CLO, Ltd. Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (E)(F)	8.877	10-20-37	1,250,000	1,250,215
Venture XXXVII CLO, Ltd. Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (E)(F)	9.463	07-15-32	2,200,000	2,178,051
Wellfleet CLO, Ltd.
Series 2018-3A, Class C (3 month CME Term SOFR + 3.412%) (E)(F)	8.694	01-20-32	2,600,000	2,581,387
Series 2020-2A, Class DR (3 month CME Term SOFR + 4.062%) (E)(F)	9.363	07-15-34	2,900,000	2,868,898
Series 2021-2A, Class D (3 month CME Term SOFR + 3.862%) (E)(F)	9.163	07-15-34	2,200,000	2,161,929

29	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.6%		$6,752,066
(Cost $10,772,694)
Communication services 0.2%		2,552,770
Entertainment 0.1%
Cineworld Group PLC (H)	80,799	1,595,780
Technicolor Creative Studios SA (B)(H)	94,449	170,178
Technicolor Group SAS (B)(H)	128,309,192	55,315
Media 0.1%
New Insight Holdings, Inc. (H)	47,967	731,497
Consumer discretionary 0.1%		477,158
Hotels, restaurants and leisure 0.1%
NPC International, Inc. (B)(H)	108,116	87,023
Silk Topco AS (B)(H)	405,564	390,030
Household durables 0.0%
Keter Group BV (B)(H)	94,984,601	105
Financials 0.0%		5
Insurance 0.0%
Jubilee Topco, Ltd. (B)(H)	4,772,269	5
Health care 0.3%		3,612,161
Health care providers and services 0.1%
GenesisCare Cayman Holdings (B)(H)	24,857	1,117,322
GenesisCare USA Holdings, Inc. (B)(H)	24,857	177,976
Pharmaceuticals 0.2%
Endo, Inc. (H)	85,810	2,316,863
Industrials 0.0%		42
Marine transportation 0.0%
Bahia De Las Isletas SL, Class A (B)(H)	38,242,772	42
Information technology 0.0%		109,930
Communications equipment 0.0%
Vantiva SA (H)	849,152	104,267
Software 0.0%

Avaya Holdings Corp. (H)	809	5,663
Warrants 0.0%		$0
(Cost $0)
GenesisCare Cayman Holdings (B)(H)(I)	1,363	0
New Insight Holdings, Inc. (B)(H)(I)	3,597	0

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	30

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Endo Luxembourg Holding Company (B)(H)	4,602,816	0
Magellan Health, Inc. (B)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 3.2%			$34,532,987
(Cost $34,533,014)
Short-term funds 3.2%			34,532,987
John Hancock Collateral Trust (J)	5.2747(K)	96,212	962,081
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2300(K)	33,570,906	33,570,906

Total investments (Cost $1,127,335,027) 100.6%			$1,103,690,477
Other assets and liabilities, net (0.6%)			(6,515,709)
Total net assets 100.0%			$1,097,174,768

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Non-income producing - Issuer is in default.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 8-31-24.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 8-31-24.
The fund had the following country composition as a percentage of net assets on 8-31-24:
31	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

United States	78.9%
Cayman Islands	5.2%
Luxembourg	4.6%
United Kingdom	2.9%
Canada	1.9%
Netherlands	1.9%
France	1.0%
Other countries	3.6%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	32

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	7,570,000	USD	8,200,535	MSCS	3/21/2025	$236,433	—
USD	2,788,861	EUR	2,510,000	MSCS	1/13/2025	—	$(1,377)
USD	39,493,818	EUR	35,910,000	MSCS	3/21/2025	—	(528,839)
USD	2,631,154	EUR	2,400,000	MSCS	5/7/2025	—	(48,179)
USD	5,792,688	EUR	5,280,000	MSCS	5/12/2025	—	(102,892)
USD	9,634,371	EUR	8,770,000	MSCS	5/13/2025	—	(158,446)
USD	2,610,792	EUR	2,370,000	MSCS	5/15/2025	—	(35,802)
USD	8,656,858	EUR	7,860,000	MSCS	11/6/2025	—	(172,866)
USD	11,554,725	GBP	9,100,000	MSCS	4/10/2025	—	(394,699)
						$236,433	$(1,443,100)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $1,127,405,562. Net unrealized depreciation aggregated to $24,921,752, of which $10,160,751 related to gross unrealized appreciation and $35,082,503 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
33	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $1,126,372,919) including $935,159 of securities loaned	$1,102,728,396
Affiliated investments, at value (Cost $962,108)	962,081
Total investments, at value (Cost $1,127,335,027)	1,103,690,477
Unrealized appreciation on forward foreign currency contracts	236,433
Cash	4,242,066
Foreign currency, at value (Cost $58,499)	78,836
Collateral segregated at custodian for OTC derivative contracts	1,798,481
Interest receivable	8,754,894
Receivable for fund shares sold	406,382
Receivable for investments sold	17,553,250
Receivable for securities lending income	1,598
Receivable from affiliates	21,647
Other assets	74,829
Total assets	1,136,858,893
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,443,100
Distributions payable	66,847
Payable for investments purchased	35,582,851
Payable for fund shares repurchased	1,376,984
Payable upon return of securities loaned	958,375
Payable to affiliates
Accounting and legal services fees	35,923
Transfer agent fees	37,869
Trustees’ fees	1,065
Other liabilities and accrued expenses	181,111
Total liabilities	39,684,125
Net assets	$1,097,174,768
Net assets consist of
Paid-in capital	$1,638,809,354
Total distributable earnings (loss)	(541,634,586)
Net assets	$1,097,174,768

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	34

STATEMENT OF ASSETS AND LIABILITIES 8-31-24  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($122,075,943 ÷ 15,954,608 shares)[1]	$7.65
Class C ($11,767,647 ÷ 1,531,797 shares)[1]	$7.68
Class I ($262,629,935 ÷ 34,363,572 shares)	$7.64
Class R6 ($65,932,907 ÷ 8,612,237 shares)	$7.66
Class 1 ($16,584,960 ÷ 2,170,389 shares)	$7.64
Class NAV ($618,183,376 ÷ 80,785,280 shares)	$7.65
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$7.85

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
35	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Interest	$97,758,759
Dividends	3,998,223
Securities lending	155,393
Other income	883
Total investment income	101,913,258
Expenses
Investment management fees	6,900,962
Distribution and service fees	453,183
Line of credit fees	310,115
Accounting and legal services fees	202,951
Transfer agent fees	493,648
Trustees’ fees	22,118
Custodian fees	123,922
State registration fees	137,313
Printing and postage	28,642
Professional fees	220,778
Other	29,995
Total expenses	8,923,627
Less expense reductions	(1,329,671)
Net expenses	7,593,956
Net investment income	94,319,302
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(34,869,961)
Affiliated investments	3,733
Forward foreign currency contracts	(38,931)
(34,905,159)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	30,232,052
Affiliated investments	(27)
Forward foreign currency contracts	(729,610)
29,502,415
Net realized and unrealized loss	(5,402,744)
Increase in net assets from operations	$88,916,558
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	36

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$94,319,302	$105,824,139
Net realized loss	(34,905,159)	(97,559,804)
Change in net unrealized appreciation (depreciation)	29,502,415	72,342,640
Increase in net assets resulting from operations	88,916,558	80,606,975
Distributions to shareholders
From earnings
Class A	(11,222,140)	(12,318,733)
Class C	(1,021,239)	(1,344,832)
Class I	(25,217,694)	(26,560,729)
Class R6	(6,541,355)	(21,036,355)
Class 1	(1,378,357)	(1,386,108)
Class NAV	(46,082,342)	(55,312,802)
Total distributions	(91,463,127)	(117,959,559)
From fund share transactions	113,832,275	(867,790,123)
Total increase (decrease)	111,285,706	(905,142,707)
Net assets
Beginning of year	985,889,062	1,891,031,769
End of year	$1,097,174,768	$985,889,062
37	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.67	$7.75	$8.30	$7.89	$8.28
Net investment income[1]	0.70	0.63	0.34	0.30	0.36
Net realized and unrealized gain (loss) on investments	(0.05)	(0.02)	(0.51)	0.36	(0.36)
Total from investment operations	0.65	0.61	(0.17)	0.66	—
Less distributions
From net investment income	(0.67)	(0.69)	(0.38)	(0.25)	(0.39)
Net asset value, end of period	$7.65	$7.67	$7.75	$8.30	$7.89
Total return (%)[2,3]	8.89	8.52	(2.05)	8.41	0.11
Ratios and supplemental data
Net assets, end of period (in millions)	$122	$132	$148	$118	$89
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.16[4]	1.10	1.12	1.17[5]
Expenses including reductions	1.00	1.02[4]	1.01	1.00	0.99[5]
Net investment income	9.08	8.31	4.18	3.71	4.49
Portfolio turnover (%)	51	28	52	59	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.02%.
[5]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	38

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.70	$7.78	$8.33	$7.92	$8.32
Net investment income[1]	0.64	0.57	0.27	0.25	0.30
Net realized and unrealized gain (loss) on investments	(0.04)	(0.01)	(0.50)	0.34	(0.37)
Total from investment operations	0.60	0.56	(0.23)	0.59	(0.07)
Less distributions
From net investment income	(0.62)	(0.64)	(0.32)	(0.18)	(0.33)
Net asset value, end of period	$7.68	$7.70	$7.78	$8.33	$7.92
Total return (%)[2,3]	8.08	7.71	(2.76)	7.58	(0.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$19	$22	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	1.91[4]	1.85	1.87	1.92[5]
Expenses including reductions	1.75	1.77[4]	1.76	1.75	1.74[5]
Net investment income	8.33	7.51	3.37	3.00	3.77
Portfolio turnover (%)	51	28	52	59	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.02%.
[5]	Includes reimbursement of legal fees of 0.01%.
39	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.66	$7.74	$8.29	$7.89	$8.28
Net investment income[1]	0.71	0.64	0.35	0.31	0.38
Net realized and unrealized gain (loss) on investments	(0.04)	(0.01)	(0.50)	0.35	(0.36)
Total from investment operations	0.67	0.63	(0.15)	0.66	0.02
Less distributions
From net investment income	(0.69)	(0.71)	(0.40)	(0.26)	(0.41)
Net asset value, end of period	$7.64	$7.66	$7.74	$8.29	$7.89
Total return (%)[2]	9.13	8.77	(1.83)	8.52	0.34
Ratios and supplemental data
Net assets, end of period (in millions)	$263	$275	$454	$252	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.90[3]	0.85	0.87	0.92[4]
Expenses including reductions	0.77	0.79[3]	0.78	0.77	0.76[4]
Net investment income	9.27	8.43	4.42	3.84	4.72
Portfolio turnover (%)	51	28	52	59	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
[4]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	40

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.67	$7.75	$8.30	$7.89	$8.29
Net investment income[1]	0.72	0.63	0.37	0.32	0.39
Net realized and unrealized gain (loss) on investments	(0.03)	0.01	(0.51)	0.36	(0.37)
Total from investment operations	0.69	0.64	(0.14)	0.68	0.02
Less distributions
From net investment income	(0.70)	(0.72)	(0.41)	(0.27)	(0.42)
Net asset value, end of period	$7.66	$7.67	$7.75	$8.30	$7.89
Total return (%)[2]	9.39	8.89	(1.71)	8.77	0.33
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$82	$505	$342	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.80[3]	0.74	0.77	0.81[4]
Expenses including reductions	0.66	0.68[3]	0.66	0.66	0.65[4]
Net investment income	9.44	8.32	4.57	3.93	4.88
Portfolio turnover (%)	51	28	52	59	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
[4]	Includes reimbursement of legal fees of 0.01%.
41	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.66	$7.74	$8.29	$7.88	$8.28
Net investment income[1]	0.72	0.65	0.36	0.33	0.38
Net realized and unrealized gain (loss) on investments	(0.04)	(0.01)	(0.50)	0.35	(0.36)
Total from investment operations	0.68	0.64	(0.14)	0.68	0.02
Less distributions
From net investment income	(0.70)	(0.72)	(0.41)	(0.27)	(0.42)
Net asset value, end of period	$7.64	$7.66	$7.74	$8.29	$7.88
Total return (%)[2]	9.21	8.85	(1.76)	8.74	0.29
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$15	$16	$15	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.84[3]	0.78	0.81	0.85[4]
Expenses including reductions	0.70	0.72[3]	0.70	0.70	0.69[4]
Net investment income	9.37	8.63	4.46	4.04	4.82
Portfolio turnover (%)	51	28	52	59	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
[4]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	42

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.67	$7.75	$8.30	$7.89	$8.29
Net investment income[1]	0.72	0.65	0.36	0.33	0.38
Net realized and unrealized gain (loss) on investments	(0.04)	(0.01)	(0.50)	0.35	(0.36)
Total from investment operations	0.68	0.64	(0.14)	0.68	0.02
Less distributions
From net investment income	(0.70)	(0.72)	(0.41)	(0.27)	(0.42)
Net asset value, end of period	$7.65	$7.67	$7.75	$8.30	$7.89
Total return (%)[2]	9.26	8.89	(1.72)	8.78	0.34
Ratios and supplemental data
Net assets, end of period (in millions)	$618	$468	$749	$1,001	$583
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.79[3]	0.73	0.76	0.80[4]
Expenses including reductions	0.66	0.68[3]	0.67	0.66	0.65[4]
Net investment income	9.35	8.59	4.42	4.03	4.80
Portfolio turnover (%)	51	28	52	59	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
[4]	Includes reimbursement of legal fees of 0.01%.
43	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
| JOHN HANCOCK Floating Rate Income Fund	44

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$954,601,330	—	$952,464,380	$2,136,950
Corporate bonds	50,582,976	—	50,039,648	543,328
Asset backed securities	57,221,118	—	57,221,118	—
Common stocks	6,752,066	$2,316,863	2,437,207	1,997,996
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	34,532,987	34,532,987	—	—
Total investments in securities	$1,103,690,477	$36,849,850	$1,062,162,353	$4,678,274
Derivatives:
Assets
Forward foreign currency contracts	$236,433	—	$236,433	—
Liabilities
Forward foreign currency contracts	(1,443,100)	—	(1,443,100)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading
45	JOHN HANCOCK Floating Rate Income Fund |

in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2024, the fund had $180,835 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in
| JOHN HANCOCK Floating Rate Income Fund	46

short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $935,159 and received $958,375 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($200 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Line of credit fees on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024, were $310,115.
47	JOHN HANCOCK Floating Rate Income Fund |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $69,814,138 and a long-term capital loss carryforward of $444,174,126 available to offset future net realized capital gains. These carryforwards do not expire.
Qualified late year ordinary losses of $2,520,776 are treated as occurring on September 1, 2024, the first day of the fund’s next taxable year.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$91,463,127	$117,959,559
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are
| JOHN HANCOCK Floating Rate Income Fund	48

potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2024, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $91.4 million to $110.6 million, as measured at each quarter end.
49	JOHN HANCOCK Floating Rate Income Fund |

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$236,433	$(1,443,100)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(38,931)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(729,610)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next
| JOHN HANCOCK Floating Rate Income Fund	50

$1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit) (Subadvisor). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, brokerage commissions, prime brokerage fees, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other class level expenses. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares” means all expenses of the fund attributable to the applicable class plus class specific expenses, excluding interest expense, acquired fund fees, brokerage commissions, prime brokerage fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$193,236
Class C	19,177
Class I	364,481
Class R6	93,505
Class	Expense reduction
Class 1	$20,643
Class NAV	638,629
Total	$1,329,671

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
51	JOHN HANCOCK Floating Rate Income Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $48,216 for the year ended August 31, 2024. Of this amount, $10,209 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $38,007 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $6,011 and $807 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$318,717	$148,547
Class C	126,882	14,788
Class I	—	326,596
Class R6	—	3,717
Class 1	7,584	—
Total	$453,183	$493,648
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Floating Rate Income Fund	52

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,457,322	$34,171,694	4,461,202	$33,675,926
Distributions reinvested	1,414,561	10,830,478	1,581,943	11,875,881
Repurchased	(7,167,211)	(54,927,374)	(7,863,503)	(59,259,786)
Net decrease	(1,295,328)	$(9,925,202)	(1,820,358)	$(13,707,979)
Class C shares
Sold	420,667	$3,235,367	369,286	$2,790,311
Distributions reinvested	130,484	1,002,985	174,240	1,312,229
Repurchased	(708,498)	(5,447,520)	(1,280,485)	(9,686,247)
Net decrease	(157,347)	$(1,209,168)	(736,959)	$(5,583,707)
Class I shares
Sold	18,713,548	$143,299,027	17,592,037	$133,126,728
Distributions reinvested	3,267,189	24,982,744	3,511,156	26,314,458
Repurchased	(23,549,228)	(179,864,018)	(43,859,656)	(329,990,420)
Net decrease	(1,568,491)	$(11,582,247)	(22,756,463)	$(170,549,234)
Class R6 shares
Sold	1,370,028	$10,496,490	2,764,690	$20,712,475
Distributions reinvested	853,520	6,541,048	2,775,511	20,774,532
Repurchased	(4,293,944)	(32,904,774)	(60,078,059)	(450,848,904)
Net decrease	(2,070,396)	$(15,867,236)	(54,537,858)	$(409,361,897)
Class 1 shares
Sold	525,631	$4,015,670	383,396	$2,886,060
Distributions reinvested	180,258	1,378,357	184,832	1,386,108
Repurchased	(517,083)	(3,950,381)	(683,135)	(5,126,711)
Net increase (decrease)	188,806	$1,443,646	(114,907)	$(854,543)
Class NAV shares
Sold	22,148,496	$169,681,604	519,887	$3,922,350
Distributions reinvested	6,018,171	46,082,342	7,372,704	55,312,802
Repurchased	(8,451,653)	(64,791,464)	(43,446,863)	(326,967,915)
Net increase (decrease)	19,715,014	$150,972,482	(35,554,272)	$(267,732,763)
Total net increase (decrease)	14,812,258	$113,832,275	(115,520,817)	$(867,790,123)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
53	JOHN HANCOCK Floating Rate Income Fund |

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $648,202,362 and $507,351,943, respectively, for the year ended August 31, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 56.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.4%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	96,212	—	$212,076,987	$(211,118,612)	$3,733	$(27)	$155,393	—	$962,081

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Floating Rate Income Fund	54

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Floating Rate Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
55	JOHN HANCOCK FLOATING RATE INCOME FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK FLOATING RATE INCOME FUND	56

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Bain Capital Credit (the Subadvisor), for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
57	JOHN HANCOCK FLOATING RATE INCOME FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK FLOATING RATE INCOME FUND	58

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed for the three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one- and five-year periods, underperformed for the ten-year period and performed in line for the three-year period ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and relative to its peer group median for the ten-year period. The Board also noted that the fund’s longer term performance in part reflects that of the previous subadvisor. The Board concluded that the fund’s performance is being monitored and reasonably addressed where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also noted recent actions taken to reduce the fund’s fees and expenses and that the fund’s lower fees and expenses were not fully reflected in the comparative information provided by the independent third-party. The Board also took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across
59	JOHN HANCOCK FLOATING RATE INCOME FUND |

the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
| JOHN HANCOCK FLOATING RATE INCOME FUND	60

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
61	JOHN HANCOCK FLOATING RATE INCOME FUND |

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
| JOHN HANCOCK FLOATING RATE INCOME FUND	62

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
63	JOHN HANCOCK FLOATING RATE INCOME FUND |

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MF3827195	328A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset High Income Fund
Asset allocation
August 31, 2024

John Hancock
Multi-Asset High Income Fund

2	Fund’s investments
28	Financial statements
32	Financial highlights
37	Notes to financial statements
49	Report of independent registered public accounting firm
50	Tax information
51	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Fund’s investments
AS OF 8-31-24
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.1%					$1,295,815
(Cost $1,270,084)
U.S. Government Agency 1.1%					1,295,815
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53		100,437	100,433
30 Yr Pass Thru	5.000	08-01-53		165,867	166,419
30 Yr Pass Thru	5.500	06-01-53		106,787	108,494
30 Yr Pass Thru	5.500	06-01-53		111,413	113,264
30 Yr Pass Thru	5.500	07-01-53		107,639	109,158
30 Yr Pass Thru	6.000	07-01-53		100,480	103,327
30 Yr Pass Thru	6.000	09-01-53		101,461	104,228
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		103,894	101,266
30 Yr Pass Thru	4.500	10-01-52		83,427	81,317
30 Yr Pass Thru	5.500	04-01-53		103,392	105,109
30 Yr Pass Thru	5.500	07-01-53		96,855	98,186

30 Yr Pass Thru	6.000	09-01-53		101,459	104,614
Foreign government obligations 0.2%					$261,188
(Cost $353,199)
Colombia 0.2%					261,188
Republic of Colombia Bond	6.125	01-18-41		300,000	261,188

Corporate bonds 52.9%					$60,905,926
(Cost $62,124,179)
Communication services 6.7%					7,717,872
Diversified telecommunication services 1.5%
C&W Senior Finance, Ltd. (A)	6.875	09-15-27		440,000	433,162
Connect Finco SARL (A)	6.750	10-01-26		300,000	297,562
Frontier Florida LLC	6.860	02-01-28		190,000	193,036
Level 3 Financing, Inc. (A)	11.000	11-15-29		278,000	304,773
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	355,734
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	151,654
Entertainment 0.4%
AMC Entertainment Holdings, Inc. (A)(B)	7.500	02-15-29		195,000	142,041
Cinemark USA, Inc. (A)	7.000	08-01-32		39,000	40,481
ROBLOX Corp. (A)	3.875	05-01-30		235,000	216,493
Interactive media and services 0.3%
Arches Buyer, Inc. (A)(B)	6.125	12-01-28		113,000	95,896
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	248,707
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media 3.6%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	$85,688
Altice Financing SA (A)	5.750	08-15-29		255,000	196,428
Altice France SA (A)(B)	8.125	02-01-27		358,000	287,941
CCO Holdings LLC	4.500	05-01-32		150,000	128,078
CCO Holdings LLC (A)	6.375	09-01-29		514,000	507,701
CCO Holdings LLC (A)(B)	7.375	03-01-31		414,000	421,398
CSC Holdings LLC (A)	11.750	01-31-29		200,000	176,601
DISH Network Corp. (A)	11.750	11-15-27		270,000	274,527
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		200,000	184,692
iHeartCommunications, Inc.	8.375	05-01-27		250,000	113,844
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	197,838
News Corp. (A)	5.125	02-15-32		111,000	107,920
Paramount Global	2.900	01-15-27		386,000	365,923
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62		419,000	383,108
Sabre GLBL, Inc. (A)	8.625	06-01-27		179,000	172,075
Sirius XM Radio, Inc. (A)	5.500	07-01-29		250,000	243,313
Stagwell Global LLC (A)	5.625	08-15-29		240,000	227,514
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	111,786
Wireless telecommunication services 0.9%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	369,563
SoftBank Group Corp.	5.125	09-19-27		265,000	259,922
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	422,473
Consumer discretionary 7.6%					8,719,836
Automobile components 0.5%
Clarios Global LP (A)	6.750	05-15-28		172,000	176,839
ZF North America Capital, Inc. (A)	6.750	04-23-30		175,000	179,892
ZF North America Capital, Inc. (A)	6.875	04-14-28		197,000	203,529
Broadline retail 0.8%
Liberty Interactive LLC	8.250	02-01-30		257,000	129,097
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		175,000	169,700
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	23,914
Prosus NV (A)	2.031	08-03-32	EUR	170,000	156,896
Prosus NV (A)	3.832	02-08-51		200,000	133,272
QVC, Inc.	4.750	02-15-27		195,000	170,789
Wand NewCo 3, Inc. (A)	7.625	01-30-32		138,000	144,573
Diversified consumer services 0.3%
Garda World Security Corp. (A)	8.250	08-01-32		104,000	105,701
3	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Sotheby’s (A)	7.375	10-15-27		220,000	$210,088
Hotels, restaurants and leisure 4.9%
Affinity Interactive (A)	6.875	12-15-27		205,000	175,727
Allwyn International AS (A)	3.875	02-15-27	EUR	450,000	491,879
Caesars Entertainment, Inc. (A)	7.000	02-15-30		352,000	364,520
Carnival Corp. (A)	5.750	03-01-27		130,000	130,431
Carnival Corp. (A)(B)	6.000	05-01-29		362,000	363,619
Carnival Corp. (A)	7.625	03-01-26		110,000	111,114
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28		200,000	216,374
CEC Entertainment LLC (A)	6.750	05-01-26		200,000	199,335
Champion Path Holdings, Ltd.	4.500	01-27-26		200,000	192,655
Choice Hotels International, Inc.	5.850	08-01-34		306,000	312,819
Flutter Treasury Designated Activity Company (A)	6.375	04-29-29		200,000	206,339
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32		145,000	146,748
International Game Technology PLC (A)	5.250	01-15-29		240,000	236,922
International Game Technology PLC (A)	6.250	01-15-27		231,000	234,802
Meituan	2.125	10-28-25		200,000	193,442
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26		285,000	275,991
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	270,686
Resorts World Las Vegas LLC (A)	4.625	04-16-29		200,000	180,162
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	180,162
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		151,000	154,683
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32		43,000	44,407
Sands China, Ltd.	5.125	08-08-25		200,000	198,957
Studio City Company, Ltd. (A)	7.000	02-15-27		200,000	201,472
Studio City Finance, Ltd.	6.500	01-15-28		200,000	192,493
Wynn Macau, Ltd.	4.875	10-01-24		200,000	199,228
Yum! Brands, Inc. (A)	4.750	01-15-30		200,000	196,236
Household durables 0.6%
KB Home	4.000	06-15-31		251,000	231,145
KB Home	7.250	07-15-30		80,000	83,458
Newell Brands, Inc. (B)	6.375	09-15-27		344,000	345,632
Specialty retail 0.5%
Amer Sports Company (A)(B)	6.750	02-16-31		218,000	221,539
Champions Financing, Inc. (A)	8.750	02-15-29		84,000	86,155
Group 1 Automotive, Inc. (A)	4.000	08-15-28		175,000	165,527
Group 1 Automotive, Inc. (A)	6.375	01-15-30		109,000	110,887
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.5%				$1,675,841
Consumer staples distribution and retail 0.4%
U.S. Foods, Inc. (A)	4.750	02-15-29	195,000	190,134
Walgreens Boots Alliance, Inc.	8.125	08-15-29	207,000	207,357
Food products 0.8%
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	126,530
Health & Happiness (H&H) International Holdings, Ltd.	13.500	06-26-26	200,000	210,987
JBS USA LUX SA	5.750	04-01-33	131,000	134,099
Post Holdings, Inc. (A)	4.500	09-15-31	300,000	279,151
Post Holdings, Inc. (A)	6.375	03-01-33	160,000	161,168
Personal care products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	151,639
Edgewell Personal Care Company (A)	5.500	06-01-28	170,000	168,636
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	46,140
Energy 6.5%				7,518,749
Energy equipment and services 0.2%
Archrock Partners LP (A)	6.625	09-01-32	206,000	208,569
Oil, gas and consumable fuels 6.3%
Antero Midstream Partners LP (A)	5.375	06-15-29	190,000	187,725
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	179,559
Bapco Energies BSCC (A)	7.500	10-25-27	450,000	468,068
Blue Racer Midstream LLC (A)	7.000	07-15-29	104,000	108,177
Buckeye Partners LP (A)	6.875	07-01-29	158,000	161,588
Delek Logistics Partners LP (A)	7.125	06-01-28	140,000	141,086
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	371,000	388,008
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	287,000	314,555
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	830,000	830,143
EnLink Midstream LLC (A)	5.625	01-15-28	200,000	203,684
EnLink Midstream LLC	5.650	09-01-34	108,000	109,884
EQM Midstream Partners LP (A)	4.750	01-15-31	205,000	196,963
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	237,929
Genesis Energy LP	7.750	02-01-28	105,000	106,873
Genesis Energy LP	8.250	01-15-29	210,000	218,205
Greenko Solar Mauritius, Ltd.	5.950	07-29-26	200,000	199,532
Hess Midstream Operations LP (A)	5.500	10-15-30	150,000	148,606
Hess Midstream Operations LP (A)	6.500	06-01-29	58,000	59,844
5	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	32,000	$33,128
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	173,000	184,426
Kinetik Holdings LP (A)	6.625	12-15-28	70,000	72,127
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	199,104
MEG Energy Corp. (A)	5.875	02-01-29	87,000	86,150
NuStar Logistics LP	6.375	10-01-30	235,000	245,512
Parkland Corp. (A)	5.875	07-15-27	250,000	249,747
Petroleos del Peru SA (A)	5.625	06-19-47	310,000	196,685
Petroleos Mexicanos	6.625	06-15-35	285,000	224,424
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	84,000	88,471
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55	175,000	180,303
Southwestern Energy Company	4.750	02-01-32	95,000	90,039
Sunoco LP	4.500	04-30-30	132,000	125,426
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	225,000	208,572
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	175,000	181,950
Venture Global LNG, Inc. (A)	7.000	01-15-30	188,000	192,201
Venture Global LNG, Inc. (A)	9.500	02-01-29	275,000	309,908
Viper Energy, Inc. (A)	7.375	11-01-31	171,000	181,578
Financials 11.7%				13,530,364
Banks 6.0%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(C)	4.100	09-08-26	200,000	189,265
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (C)	8.000	02-01-34	200,000	206,329
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)	9.625	05-21-33	250,000	289,862
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (C)	4.300	03-24-27	200,000	190,043
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	300,000	314,032
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	550,000	573,736
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(C)	8.000	08-22-31	350,000	368,143
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (C)	7.375	05-15-28	485,000	507,880
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	224,000	$220,492
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	229,000	233,743
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (C)	5.625	07-01-25	314,000	308,999
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	191,000	194,297
Credit Agricole SA (4.750% to 9-23-29, then 5 Year CMT + 3.237%) (A)(C)	4.750	03-23-29	275,000	251,765
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	385,000	395,106
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	69,000	70,892
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	440,000	439,069
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (C)	5.000	09-15-26	164,000	155,977
Popular, Inc.	7.250	03-13-28	209,000	218,952
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84	352,000	365,072
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (C)	5.825	10-21-25	250,000	245,313
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	390,000	417,724
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84	217,000	221,902
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	355,000	378,251
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	171,000	177,103
Capital markets 0.5%
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (C)	7.500	02-10-29	400,000	426,005
7	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (C)	7.500	05-10-29		154,000	$161,560
Consumer finance 0.3%
Boost Newco Borrower LLC (A)	8.500	01-15-31	GBP	100,000	141,993
OneMain Finance Corp.	9.000	01-15-29		149,000	158,310
World Acceptance Corp. (A)	7.000	11-01-26		75,000	72,721
Financial services 1.9%
Block, Inc.	3.500	06-01-31		340,000	306,909
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52		450,000	459,713
Enact Holdings, Inc.	6.250	05-28-29		329,000	339,275
Macquarie Airfinance Holdings, Ltd. (A)	6.400	03-26-29		32,000	33,303
Macquarie Airfinance Holdings, Ltd. (A)	6.500	03-26-31		34,000	35,848
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29		84,000	89,269
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28		127,000	134,561
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	118,670
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		150,000	149,730
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29		156,000	157,249
NMI Holdings, Inc.	6.000	08-15-29		200,000	204,728
NWD Finance BVI, Ltd. (4.125% to 6-10-28, then 5 Year CMT + 5.858%) (C)	4.125	03-10-28		200,000	132,230
Insurance 3.0%
Acrisure LLC (A)	7.500	11-06-30		237,000	243,257
Acrisure LLC (A)	8.500	06-15-29		111,000	115,271
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28		256,000	260,738
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31		188,000	194,308
Allianz SE (6.350% to 9-6-33, then 5 Year CMT + 3.232%) (A)	6.350	09-06-53		200,000	212,759
AmWINS Group, Inc. (A)	6.375	02-15-29		129,000	132,267
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31		99,000	103,591
FWD Group Holdings, Ltd. (5 Year CMT + 4.865%) (C)(D)	8.045	12-15-24		200,000	199,932
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54		250,000	255,736
HUB International, Ltd. (A)	7.250	06-15-30		213,000	222,425
HUB International, Ltd. (A)	7.375	01-31-32		103,000	106,784
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (C)	9.250	12-01-27		320,000	$349,280
Panther Escrow Issuer LLC (A)	7.125	06-01-31		245,000	255,195
Prudential Financial, Inc. (6.500% to 3-15-34, then 5 Year CMT + 2.404%)	6.500	03-15-54		350,000	361,970
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(C)	6.500	11-13-26		550,000	460,830
Health care 1.8%					2,063,330
Health care equipment and supplies 0.3%
Medline Borrower LP (A)	6.250	04-01-29		169,000	174,209
Varex Imaging Corp. (A)	7.875	10-15-27		204,000	206,693
Health care providers and services 1.0%
AMN Healthcare, Inc. (A)	4.000	04-15-29		166,000	154,847
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32		52,000	54,397
DaVita, Inc. (A)	3.750	02-15-31		70,000	62,307
DaVita, Inc. (A)	4.625	06-01-30		280,000	264,012
Rede D’Or Finance Sarl (A)	4.500	01-22-30		200,000	188,201
Select Medical Corp. (A)	6.250	08-15-26		270,000	271,334
Tenet Healthcare Corp.	5.125	11-01-27		185,000	183,390
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. (A)(B)	8.500	04-15-31		261,000	277,125
Viatris, Inc.	4.000	06-22-50		320,000	226,815
Industrials 6.4%					7,422,985
Aerospace and defense 0.4%
TransDigm, Inc. (A)	6.375	03-01-29		150,000	154,584
TransDigm, Inc. (A)	6.750	08-15-28		220,000	226,193
TransDigm, Inc. (A)	7.125	12-01-31		113,000	119,330
Air freight and logistics 0.1%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	173,116
Building products 0.5%
Builders FirstSource, Inc. (A)	5.000	03-01-30		225,000	218,720
JELD-WEN, Inc. (A)	7.000	09-01-32		231,000	232,098
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32		82,000	84,267
Commercial services and supplies 1.5%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	110,996
APX Group, Inc. (A)	6.750	02-15-27		200,000	200,373
Cimpress PLC	7.000	06-15-26		245,000	244,221
Clean Harbors, Inc. (A)	6.375	02-01-31		153,000	156,353
9	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Elis SA	1.625	04-03-28	EUR	300,000	$310,771
GFL Environmental, Inc. (A)	6.750	01-15-31		119,000	124,305
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	213,029
The Brink’s Company (A)	6.500	06-15-29		48,000	49,668
VT Topco, Inc. (A)	8.500	08-15-30		200,000	210,281
Wrangler Holdco Corp. (A)	6.625	04-01-32		97,000	100,148
Construction and engineering 0.8%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		138,000	134,247
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	397,613
MasTec, Inc.	5.900	06-15-29		91,000	94,128
MasTec, Inc. (A)	6.625	08-15-29		160,000	156,379
Williams Scotsman, Inc. (A)	6.625	06-15-29		95,000	98,081
Electrical equipment 0.5%
EMRLD Borrower LP (A)	6.625	12-15-30		160,000	163,845
EMRLD Borrower LP (A)	6.750	07-15-31		198,000	204,038
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	191,030
Ground transportation 0.4%
Uber Technologies, Inc. (A)	8.000	11-01-26		400,000	401,358
Watco Companies LLC (A)	7.125	08-01-32		73,000	75,591
Machinery 0.2%
Esab Corp. (A)	6.250	04-15-29		65,000	66,774
Madison IAQ LLC (A)	5.875	06-30-29		124,000	118,161
Passenger airlines 0.4%
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26		60,879	60,410
JetBlue Airways Corp. (A)	9.875	09-20-31		117,000	115,639
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		100,589	102,465
United Airlines, Inc. (A)	4.375	04-15-26		220,000	214,691
Professional services 0.5%
Concentrix Corp. (B)	6.850	08-02-33		138,000	144,118
SS&C Technologies, Inc. (A)	6.500	06-01-32		228,000	235,341
TriNet Group, Inc. (A)	7.125	08-15-31		201,000	208,457
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		228,000	235,212
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30		155,000	159,172
Herc Holdings, Inc. (A)	6.625	06-15-29		121,000	124,453
WESCO Distribution, Inc. (A)	6.375	03-15-29		401,000	411,470
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure 0.3%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	$189,751
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	192,108
Information technology 1.5%					1,746,524
Communications equipment 0.1%
CommScope LLC (A)	6.000	03-01-26		76,000	73,150
Electronic equipment, instruments and components 0.1%
Insight Enterprises, Inc. (A)	6.625	05-15-32		69,000	71,423
Zebra Technologies Corp. (A)	6.500	06-01-32		43,000	44,427
IT services 0.0%
Amentum Escrow Corp. (A)	7.250	08-01-32		47,000	49,143
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31		239,000	212,178
Software 0.7%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	138,288
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		135,000	133,385
NCR Voyix Corp. (A)	5.125	04-15-29		50,000	49,033
NCR Voyix Corp. (A)	5.250	10-01-30		185,000	179,564
UKG, Inc. (A)	6.875	02-01-31		121,000	125,165
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	166,099
Technology hardware, storage and peripherals 0.4%
Seagate HDD Cayman	9.625	12-01-32		292,800	337,660
Xerox Holdings Corp. (A)	5.500	08-15-28		195,000	167,009
Materials 2.7%					3,054,912
Chemicals 0.4%
Braskem Idesa SAPI (A)	6.990	02-20-32		325,000	252,679
SCIL IV LLC (A)	5.375	11-01-26		200,000	197,068
Construction materials 0.2%
West China Cement, Ltd.	4.950	07-08-26		200,000	149,100
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27		211,000	210,382
Ardagh Packaging Finance PLC (A)(B)	4.125	08-15-26		240,000	206,986
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30		240,000	240,885
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		150,000	149,664
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	118,599
OI European Group BV (A)	6.250	05-15-28	EUR	100,000	114,763
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31		220,000	222,612
11	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Sealed Air Corp. (A)	5.000	04-15-29	51,000	$50,022
Sealed Air Corp. (A)	6.125	02-01-28	87,000	88,369
Trivium Packaging Finance BV (A)	8.500	08-15-27	111,000	110,857
Metals and mining 0.8%
Adaro Indonesia PT	4.250	10-31-24	250,000	249,355
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29	475,000	494,498
Indonesia Asahan Aluminium PT	4.750	05-15-25	200,000	199,073
Real estate 1.7%				1,962,343
Health care REITs 0.1%
Diversified Healthcare Trust	9.750	06-15-25	150,000	150,267
Real estate management and development 0.8%
Agile Group Holdings, Ltd. (E)	6.050	10-13-25	400,000	23,000
China SCE Group Holdings, Ltd. (E)	7.375	04-09-24	200,000	11,250
Country Garden Holdings Company, Ltd. (E)	3.125	10-22-25	200,000	15,160
Country Garden Holdings Company, Ltd. (E)	5.625	01-14-30	350,000	25,375
Elect Global Investments, Ltd. (C)	4.850	09-30-24	200,000	149,800
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	169,000	179,829
KWG Group Holdings, Ltd. (E)	6.000	01-14-24	237,500	14,250
RKPF Overseas 2019 A, Ltd.	6.000	03-04-29	176,504	68,754
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	107,080
Wanda Properties Global Company, Ltd.	11.000	02-13-26	200,000	176,910
Yanlord Land HK Company, Ltd.	5.125	05-20-26	200,000	181,094
Specialized REITs 0.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	245,000	233,175
Outfront Media Capital LLC (A)	7.375	02-15-31	68,000	72,277
Uniti Group LP (A)	10.500	02-15-28	194,000	199,055
VICI Properties LP (A)	4.625	12-01-29	365,000	355,067
Utilities 4.8%				5,493,170
Electric utilities 1.6%
Alexander Funding Trust II (A)	7.467	07-31-28	173,000	185,841
Comision Federal de Electricidad (A)	3.348	02-09-31	175,000	150,446
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54	175,000	178,936
Edison International (7.875% to 6-15-29, then 5 Year CMT + 3.658%)	7.875	06-15-54	165,000	173,143
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	360,000	$377,987
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (A)	7.625	12-15-54	267,000	276,720
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	270,000	300,563
PPL Capital Funding, Inc. (3 month CME Term SOFR + 2.927%) (D)	8.261	03-30-67	250,000	243,150
Gas utilities 0.1%
Superior Plus LP (A)	4.500	03-15-29	145,000	135,661
Independent power and renewable electricity producers 2.4%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	200,059
Calpine Corp. (A)	4.500	02-15-28	302,000	292,895
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	279,367
Inversiones Latin America Power SpA (9.500% Cash and 0.000% PIK) (A)	9.500	06-15-33	245,272	242,819
Lightning Power LLC (A)	7.250	08-15-32	161,000	166,361
Talen Energy Supply LLC (A)	8.625	06-01-30	222,000	240,381
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	670,000	690,160
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	320,000	330,922
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)(C)	8.875	01-15-29	271,000	287,688
Multi-utilities 0.7%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	220,000	220,849
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	250,000	265,934

NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	250,000	253,288
Convertible bonds 0.5%				$560,032
(Cost $564,986)
Utilities 0.5%				560,032
Electric utilities 0.5%
TXNM Energy, Inc. (A)	5.750	06-01-54	500,000	519,150
Independent power and renewable electricity producers 0.0%

ILAP Holdings, Ltd. (0.000% Cash and 5.000% PIK) (A)	5.000	06-15-33	163,527	40,882
13	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 0.2%				$263,041
(Cost $292,200)
Financials 0.2%				263,041
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-67	240,000	263,041
Term loans (F) 2.7%				$3,035,317
(Cost $3,021,713)
Communication services 0.7%				748,663
Entertainment 0.2%
UFC Holdings LLC, 2021 Term Loan B (3 month CME Term SOFR + 2.750%)	8.291	04-29-26	213,779	214,313
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.597	12-06-27	309,879	298,550
Media 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	7.500	04-01-27	240,000	235,800
Consumer discretionary 0.2%				206,559
Hotels, restaurants and leisure 0.2%
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.097	12-15-27	206,483	206,559
Financials 0.3%				330,560
Insurance 0.3%
Acrisure LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 3.000%)	8.344	02-15-27	183,478	182,687
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%)	7.611	02-19-28	17,954	17,976
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	10.085	05-06-32	128,000	129,897
Health care 0.8%				898,778
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	7.402	11-15-27	232,525	228,372
Health care equipment and supplies 0.1%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	10-23-28	140,000	140,105
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 0.2%
Mamba Purchaser, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.587	10-16-28	206,372	$206,041
Pharmaceuticals 0.3%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.597	02-01-27	342,000	324,260
Industrials 0.6%				735,377
Commercial services and supplies 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	9.097	05-12-28	408,413	405,828
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.294	04-20-28	318,750	329,549
Information technology 0.1%				71,400
Software 0.1%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	10.533	07-16-32	71,000	71,400
Materials 0.0%				43,980
Containers and packaging 0.0%

Graham Packaging Company, Inc., 2024 Term Loan B (G)	TBD	08-04-27	44,000	43,980
Asset backed securities 2.0%				$2,259,926
(Cost $2,215,563)
Asset backed securities 2.0%				2,259,926
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	292,124
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	259,897	252,089
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	326,495	332,834
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	421,580	431,487
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	167,661	173,043
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	193,920	183,555
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	237,000	243,164
Series 2024-1A, Class A2II (A)	6.268	07-30-54	100,000	103,638
15	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	272,758	$247,992

	Shares	Value
Common stocks 32.3%		$37,257,043
(Cost $31,863,147)
Communication services 1.9%		2,205,746
Diversified telecommunication services 1.1%
BCE, Inc.	1,934	67,751
HKT Trust & HKT, Ltd.	98,762	125,399
Orange SA	23,266	265,370
Swisscom AG	149	94,193
Telefonica SA	14,227	64,364
Telenor ASA	9,370	116,075
Telia Company AB	21,988	68,245
TELUS Corp.	4,046	65,359
Verizon Communications, Inc.	11,251	470,067
Media 0.5%
Comcast Corp., Class A	12,181	482,002
The Interpublic Group of Companies, Inc.	1,966	64,111
Wireless telecommunication services 0.3%
SoftBank Corp.	8,900	124,526
Tele2 AB, B Shares	11,448	129,868
Vodafone Group PLC	69,798	68,416
Consumer discretionary 1.8%		2,085,622
Automobiles 0.4%
Bayerische Motoren Werke AG	2,137	198,322
Ferrari NV	169	83,977
Mercedes-Benz Group AG	2,852	196,574
Distributors 0.2%
Genuine Parts Company	1,663	238,241
Hotels, restaurants and leisure 0.3%
Starbucks Corp.	898	84,924
Texas Roadhouse, Inc.	1,366	230,513
Household durables 0.4%
Garmin, Ltd.	2,259	414,052
Leisure products 0.0%
Sankyo Company, Ltd.	3,000	43,241
Specialty retail 0.3%
Best Buy Company, Inc.	664	66,666
The Home Depot, Inc.	555	204,518
Williams-Sonoma, Inc.	730	98,061
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	16

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.2%
Hermes International SCA	48	$114,886
LVMH Moet Hennessy Louis Vuitton SE	150	111,647
Consumer staples 2.8%		3,226,762
Beverages 0.0%
Kirin Holdings Company, Ltd.	4,600	69,443
Consumer staples distribution and retail 0.4%
J Sainsbury PLC	18,059	69,631
Target Corp.	604	92,786
Walmart, Inc.	3,632	280,499
Food products 0.2%
Kellanova	2,890	232,963
Household products 0.5%
Colgate-Palmolive Company	1,981	210,977
Kimberly-Clark Corp.	1,509	218,292
The Procter & Gamble Company	723	124,023
Personal care products 0.3%
L’Oreal SA	118	51,773
Unilever PLC	4,103	265,982
Tobacco 1.4%
Altria Group, Inc.	9,422	506,621
British American Tobacco PLC	7,065	264,454
Imperial Brands PLC	8,432	242,021
Japan Tobacco, Inc.	8,800	254,058
Philip Morris International, Inc.	2,784	343,239
Energy 2.3%		2,613,911
Oil, gas and consumable fuels 2.3%
APA Corp.	2,071	59,003
Chevron Corp.	3,053	451,691
Enbridge, Inc.	4,738	190,624
ENEOS Holdings, Inc.	27,500	149,593
Eni SpA	7,116	115,800
Exxon Mobil Corp.	3,896	459,494
Freehold Royalties, Ltd.	24,962	254,686
Gibson Energy, Inc.	13,201	217,853
Marathon Petroleum Corp.	359	63,586
The Williams Companies, Inc.	10,668	488,274
Valero Energy Corp.	677	99,336
Woodside Energy Group, Ltd.	3,492	63,971
17	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 5.7%		$6,579,608
Banks 2.5%
Banco BPM SpA	10,222	69,692
Bank Leumi Le-Israel BM	6,847	66,207
BOC Hong Kong Holdings, Ltd.	65,574	205,832
CaixaBank SA	42,174	254,020
Canadian Imperial Bank of Commerce	2,048	119,690
ING Groep NV	7,065	128,457
JPMorgan Chase & Co.	2,241	503,777
KBC Group NV	1,139	88,691
M&T Bank Corp.	843	145,089
Oversea-Chinese Banking Corp., Ltd.	23,400	260,827
The Bank of Nova Scotia	4,220	210,648
The Toronto-Dominion Bank	1,297	77,715
U.S. Bancorp	4,683	221,178
United Overseas Bank, Ltd.	10,300	247,602
Wells Fargo & Company	4,076	238,324
Capital markets 1.3%
abrdn PLC	37,958	74,759
Ares Capital Corp.	22,659	477,652
BlackRock, Inc.	136	122,646
CME Group, Inc.	845	182,300
Daiwa Securities Group, Inc.	12,800	95,177
DWS Group GmbH & Company KGaA (A)	2,287	88,599
MSCI, Inc.	109	63,284
Partners Group Holding AG	100	144,673
S&P Global, Inc.	493	253,027
Financial services 0.5%
Banca Mediolanum SpA	7,907	96,999
Mitsubishi HC Capital, Inc.	35,600	257,141
Visa, Inc., Class A	1,012	279,686
Insurance 1.4%
American Financial Group, Inc.	1,948	260,292
Cincinnati Financial Corp.	1,094	149,911
Everest Group, Ltd.	485	190,236
MS&AD Insurance Group Holdings, Inc.	11,200	258,166
Phoenix Group Holdings PLC	9,648	71,897
Sompo Holdings, Inc.	9,500	224,315
The Allstate Corp.	1,005	189,885
Zurich Insurance Group AG	450	261,214
Health care 3.7%		4,218,469
Biotechnology 0.2%
Amgen, Inc.	724	241,693
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	18

	Shares	Value
Health care (continued)
Health care equipment and supplies 0.6%
Abbott Laboratories	2,885	$326,784
Medtronic PLC	2,382	210,998
Straumann Holding AG	215	31,856
Stryker Corp.	171	61,632
Health care providers and services 0.8%
Cardinal Health, Inc.	2,861	322,492
CVS Health Corp.	8,199	469,311
UnitedHealth Group, Inc.	239	141,058
Pharmaceuticals 2.1%
AstraZeneca PLC	549	96,221
Bristol-Myers Squibb Company	5,812	290,309
Eli Lilly & Company	517	496,330
GSK PLC	7,878	171,579
Johnson & Johnson	2,970	492,604
Novartis AG	1,663	200,921
Novo Nordisk A/S, Class B	2,025	281,293
Orion OYJ, Class B	1,469	77,821
Roche Holding AG	397	134,393
Sanofi SA	915	102,698
Takeda Pharmaceutical Company, Ltd.	2,300	68,476
Industrials 3.1%		3,642,285
Air freight and logistics 0.5%
DHL Group	2,067	89,719
United Parcel Service, Inc., Class B	3,756	482,834
Electrical equipment 0.4%
Eaton Corp. PLC	348	106,812
Emerson Electric Company	915	96,432
Schneider Electric SE	690	176,019
Vertiv Holdings Company, Class A	1,088	90,337
Ground transportation 0.2%
Seino Holdings Company, Ltd.	10,000	159,030
Union Pacific Corp.	235	60,181
Industrial conglomerates 0.3%
CK Hutchison Holdings, Ltd.	39,578	216,957
Jardine Matheson Holdings, Ltd.	1,500	54,109
Siemens AG	336	63,203
Machinery 0.6%
AGCO Corp.	591	53,805
Cummins, Inc.	754	235,889
Illinois Tool Works, Inc.	242	61,270
Parker-Hannifin Corp.	114	68,423
19	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Snap-on, Inc.	616	$174,784
VAT Group AG (A)	180	93,385
Marine transportation 0.1%
Kuehne + Nagel International AG	391	121,331
Professional services 0.4%
Adecco Group AG	1,998	68,121
Paychex, Inc.	3,160	414,592
Trading companies and distributors 0.6%
Fastenal Company	4,331	295,721
ITOCHU Corp.	3,500	186,355
Marubeni Corp.	5,900	101,772
Sumitomo Corp.	7,200	171,204
Information technology 8.6%		9,877,653
Communications equipment 0.4%
Cisco Systems, Inc.	7,728	390,573
Electronic equipment, instruments and components 0.2%
Macnica Holdings, Inc.	1,000	40,840
TD SYNNEX Corp.	501	60,831
Venture Corp., Ltd.	14,300	153,693
IT services 1.1%
Accenture PLC, Class A	1,392	475,994
Capgemini SE	279	57,799
Cognizant Technology Solutions Corp., Class A	2,966	230,666
IBM Corp.	2,464	498,048
Semiconductors and semiconductor equipment 2.8%
Analog Devices, Inc.	529	124,230
Applied Materials, Inc.	698	137,687
ASM International NV	52	35,406
ASML Holding NV	132	119,042
Broadcom, Inc.	2,028	330,199
Disco Corp.	200	57,983
Lam Research Corp.	61	50,082
Monolithic Power Systems, Inc.	93	86,925
NVIDIA Corp.	11,865	1,416,325
Qualcomm, Inc.	1,485	260,321
STMicroelectronics NV	1,254	40,437
Texas Instruments, Inc.	2,040	437,254
Tokyo Electron, Ltd.	600	107,988
Software 2.9%
Constellation Software, Inc.	54	176,335
Dassault Systemes SE	1,034	40,408
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	20

	Shares	Value
Information technology (continued)
Software (continued)
Intuit, Inc.	706	$444,964
Microsoft Corp.	3,604	1,503,357
Nemetschek SE	666	69,739
Oracle Corp.	3,338	471,626
Oracle Corp. Japan	800	72,449
Roper Technologies, Inc.	746	413,590
SAP SE	803	176,213
Technology hardware, storage and peripherals 1.2%
Apple, Inc.	5,514	1,262,706
Canon, Inc.	3,900	133,943
Materials 1.0%		1,168,132
Chemicals 0.4%
Air Products & Chemicals, Inc.	565	157,550
ICL Group, Ltd.	24,306	111,240
Tosoh Corp.	11,000	141,914
Construction materials 0.2%
Holcim, Ltd. (H)	2,017	195,393
Containers and packaging 0.2%
Packaging Corp. of America	1,362	285,393
Metals and mining 0.2%
BHP Group, Ltd.	4,857	133,731
Fortescue, Ltd.	2,724	33,558
Rio Tinto PLC	476	30,011
Southern Copper Corp.	780	79,342
Real estate 0.5%		600,700
Industrial REITs 0.1%
CapitaLand Ascendas REIT	31,300	69,007
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	36,262	145,931
Retail REITs 0.0%
Simon Property Group, Inc.	375	62,756
Specialized REITs 0.3%
Gaming and Leisure Properties, Inc.	5,045	262,441
VICI Properties, Inc.	1,809	60,565
Utilities 0.9%		1,038,155
Electric utilities 0.5%
Endesa SA	9,951	210,105
Power Assets Holdings, Ltd.	25,736	179,120
Redeia Corp. SA	8,178	155,329
21	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Electric utilities (continued)
The Southern Company	830	$71,712
Gas utilities 0.2%
Enagas SA	4,280	66,003
Snam SpA	25,751	127,914
Independent power and renewable electricity producers 0.1%
Vistra Corp.	1,565	133,698
Multi-utilities 0.1%

National Grid PLC	7,157	94,274
Preferred securities 1.9%		$2,151,950
(Cost $2,358,033)
Communication services 0.4%		420,613
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.625%	20,125	420,613
Consumer discretionary 0.1%		108,550
Broadline retail 0.1%
Qurate Retail, Inc., 8.000% (B)	2,500	108,550
Financials 0.6%		725,048
Banks 0.3%
Citizens Financial Group, Inc., 7.375% (B)	12,850	339,754
Financial services 0.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	14,600	385,294
Industrials 0.2%		173,034
Trading companies and distributors 0.2%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	173,034
Real estate 0.2%		216,700
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	216,700
Utilities 0.4%		508,005
Electric utilities 0.4%
NextEra Energy, Inc., 6.926% (B)	7,750	349,215
NextEra Energy, Inc., 7.299%	3,000	158,790

	Par value^	Value
Escrow certificates 0.0%		$21,850
(Cost $475,000)
Unifin Financiera SAB de CV (H)	475,000	21,850
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	22

	Par value^	Value
Unifin Financiera SAB de CV (H)(I)	475,000	$0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.9%				$9,019,170
(Cost $9,011,532)
U.S. Government 1.6%				1,756,985
U.S. Treasury Bill	4.964	03-20-25	1,800,000	1,756,985

	Yield (%)	Shares	Value
Short-term funds 6.3%			7,262,185
John Hancock Collateral Trust (J)	5.2747(K)	726,248	7,262,185

Total investments (Cost $113,549,636) 101.7%	$117,031,258
Other assets and liabilities, net (1.7%)	(1,905,612)
Total net assets 100.0%	$115,125,646

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $41,454,803 or 36.0% of the fund’s net assets as of 8-31-24.
(B)	All or a portion of this security is on loan as of 8-31-24.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Non-income producing security.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,134,301.
(K)	The rate shown is the annualized seven-day yield as of 8-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
23	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following country composition as a percentage of net assets on 8-31-24:
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	24

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	93,000	USD	101,112	TD	9/18/2024	$1,756	—
USD	1,077,398	EUR	992,725	BMO	9/18/2024	—	$(20,665)
USD	141,005	GBP	110,000	SSB	9/18/2024	—	(3,479)
						$1,756	$(24,144)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.50	Sep 2024	17	1,700	$493	$(468)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	45.00	Sep 2024	12	1,200	156	(54)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	45.00	Sep 2024	11	1,100	187	(110)
							$836	$(632)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	42.00	Sep 2024	44	4,400	$2,887	$(220)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.50	Sep 2024	22	2,200	1,069	(1,496)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.00	Sep 2024	22	2,200	1,549	(1,914)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.50	Sep 2024	22	2,200	1,300	(1,276)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.00	Sep 2024	21	2,100	1,763	(1,817)
							$8,568	$(6,723)
							$9,404	$(7,355)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	8,350.00	Sep 2024	3	3	$148	$(255)
UBS	FTSE 100 Index	GBP	8,475.00	Sep 2024	5	5	181	(176)
UBS	Nikkei 225 Index	JPY	37,750.00	Sep 2024	365	365	979	(2,640)
UBS	Nikkei 225 Index	JPY	38,750.00	Sep 2024	362	362	978	(1,405)
UBS	Nikkei 225 Index	JPY	39,375.00	Sep 2024	356	356	986	(1,015)
							$3,272	$(5,491)
25	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	4,800.00	Sep 2024	4	40	$1,296	$(7,309)
Exchange-traded	EURO STOXX 50 Index	EUR	4,975.00	Sep 2024	4	40	1,013	(1,791)
Exchange-traded	EURO STOXX 50 Index	EUR	5,000.00	Sep 2024	4	40	1,245	(1,842)
Exchange-traded	EURO STOXX 50 Index	EUR	5,025.00	Sep 2024	3	30	930	(1,283)
Exchange-traded	FTSE 100 Index	GBP	8,500.00	Sep 2024	1	10	437	(437)
Exchange-traded	S&P 500 Index	USD	5,485.00	Sep 2024	2	200	6,699	(33,170)
Exchange-traded	S&P 500 Index	USD	5,690.00	Sep 2024	1	100	2,539	(3,045)
Exchange-traded	S&P 500 Index	USD	5,730.00	Sep 2024	2	200	6,686	(5,430)
							$20,845	$(54,307)
Puts
GSI	FTSE 100 Index	GBP	8,175.00	Sep 2024	5	5	$660	$(29)
UBS	FTSE 100 Index	GBP	8,325.00	Sep 2024	5	5	519	(253)
UBS	Nikkei 225 Index	JPY	36,750.00	Sep 2024	303	303	1,195	(130)
UBS	Nikkei 225 Index	JPY	37,375.00	Sep 2024	295	295	1,609	(473)
UBS	Nikkei 225 Index	JPY	38,125.00	Sep 2024	288	288	1,518	(1,048)
							$5,501	$(1,933)
Exchange-traded	EURO STOXX 50 Index	EUR	4,675.00	Sep 2024	3	30	2,259	(51)
Exchange-traded	EURO STOXX 50 Index	EUR	4,875.00	Sep 2024	3	30	2,057	(589)
Exchange-traded	EURO STOXX 50 Index	EUR	4,875.00	Sep 2024	3	30	1,687	(899)
Exchange-traded	EURO STOXX 50 Index	EUR	4,900.00	Sep 2024	3	30	2,206	(1,326)
Exchange-traded	FTSE 100 Index	GBP	8,350.00	Sep 2024	1	10	967	(712)
Exchange-traded	S&P 500 Index	USD	5,340.00	Sep 2024	1	100	8,819	(60)
Exchange-traded	S&P 500 Index	USD	5,575.00	Sep 2024	1	100	6,973	(2,495)
Exchange-traded	S&P 500 Index	USD	5,640.00	Sep 2024	2	200	15,437	(10,920)
							$40,405	$(17,052)
							$70,023	$(78,783)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
BMO	Bank of Montreal
GSI	Goldman Sachs International
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	26

OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $113,855,084. Net unrealized appreciation aggregated to $3,067,648, of which $8,322,505 related to gross unrealized appreciation and $5,254,857 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
27	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $106,288,464) including $3,071,253 of securities loaned	$109,769,073
Affiliated investments, at value (Cost $7,261,172)	7,262,185
Total investments, at value (Cost $113,549,636)	117,031,258
Unrealized appreciation on forward foreign currency contracts	1,756
Foreign currency, at value (Cost $265,249)	271,153
Dividends and interest receivable	1,141,509
Receivable for fund shares sold	584
Receivable for investments sold	184,193
Receivable for securities lending income	3,023
Receivable from affiliates	981
Other assets	19,604
Total assets	118,654,061
Liabilities
Unrealized depreciation on forward foreign currency contracts	24,144
Written options, at value (Premiums received $79,427)	86,138
Due to custodian	29,236
Payable for investments purchased	143,702
Payable for fund shares repurchased	16,777
Payable upon return of securities loaned	3,133,913
Payable to affiliates
Accounting and legal services fees	3,677
Transfer agent fees	625
Trustees’ fees	108
Other liabilities and accrued expenses	90,095
Total liabilities	3,528,415
Net assets	$115,125,646
Net assets consist of
Paid-in capital	$124,322,814
Total distributable earnings (loss)	(9,197,168)
Net assets	$115,125,646

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	28

STATEMENT OF ASSETS AND LIABILITIES 8-31-24  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,911,169 ÷ 644,551 shares)[1]	$9.17
Class C ($461,762 ÷ 50,612 shares)[1]	$9.12
Class I ($432,600 ÷ 47,123 shares)	$9.18
Class R6 ($1,184,047 ÷ 128,789 shares)	$9.19
Class NAV ($107,136,068 ÷ 11,007,439 shares)	$9.73
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$9.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
29	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Interest	$4,918,233
Dividends	1,543,989
Dividends from affiliated investments	253,910
Securities lending	22,897
Other income	77
Less foreign taxes withheld	(67,262)
Total investment income	6,671,844
Expenses
Investment management fees	480,256
Distribution and service fees	19,314
Accounting and legal services fees	22,901
Transfer agent fees	7,884
Trustees’ fees	3,204
Custodian fees	60,118
State registration fees	63,963
Printing and postage	14,100
Professional fees	65,847
Other	16,740
Total expenses	754,327
Less expense reductions	(132,369)
Net expenses	621,958
Net investment income	6,049,886
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,518,910)
Affiliated investments	985
Forward foreign currency contracts	8,263
Written options	20,969
(2,488,693)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,754,785
Affiliated investments	509
Forward foreign currency contracts	(2,077)
Written options	(60,566)
12,692,651
Net realized and unrealized gain	10,203,958
Increase in net assets from operations	$16,253,844
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	30

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$6,049,886	$6,314,098
Net realized loss	(2,488,693)	(5,640,763)
Change in net unrealized appreciation (depreciation)	12,692,651	4,129,957
Increase in net assets resulting from operations	16,253,844	4,803,292
Distributions to shareholders
From earnings
Class A	(313,156)	(297,236)
Class C	(21,395)	(30,902)
Class I	(22,222)	(27,389)
Class R6	(65,936)	(70,231)
Class NAV	(5,754,055)	(7,141,424)
Total distributions	(6,176,764)	(7,567,182)
From fund share transactions	(11,970,343)	(4,623,223)
Total decrease	(1,893,263)	(7,387,113)
Net assets
Beginning of year	117,018,909	124,406,022
End of year	$115,125,646	$117,018,909
31	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$8.42	$8.65	$10.52	$9.86	$9.88
Net investment income[1]	0.43	0.43	0.39	0.37	0.30
Net realized and unrealized gain (loss) on investments	0.79	(0.12)	(1.28)	0.84	(0.11)
Total from investment operations	1.22	0.31	(0.89)	1.21	0.19
Less distributions
From net investment income	(0.47)	(0.47)	(0.44)	(0.47)	(0.21)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.47)	(0.54)	(0.98)	(0.55)	(0.21)
Net asset value, end of period	$9.17	$8.42	$8.65	$10.52	$9.86
Total return (%)[2,3]	14.91	3.76	(9.20)	12.67	1.96
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$4	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	0.99	0.95	1.00	1.59[4]
Expenses including reductions	0.89	0.89	0.89	0.89	0.90[4]
Net investment income	4.95	5.02	4.09	3.62	2.98
Portfolio turnover (%)	46	59	55	79	42

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	32

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$8.38	$8.60	$10.47	$9.81	$9.85
Net investment income[1]	0.36	0.36	0.32	0.29	0.23
Net realized and unrealized gain (loss) on investments	0.78	(0.11)	(1.28)	0.84	(0.11)
Total from investment operations	1.14	0.25	(0.96)	1.13	0.12
Less distributions
From net investment income	(0.40)	(0.40)	(0.37)	(0.39)	(0.16)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.40)	(0.47)	(0.91)	(0.47)	(0.16)
Net asset value, end of period	$9.12	$8.38	$8.60	$10.47	$9.81
Total return (%)[2,3]	13.95	3.08	(9.88)	11.75	1.24
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.74	1.70	1.75	2.30[5]
Expenses including reductions	1.64	1.64	1.64	1.64	1.62[5]
Net investment income	4.20	4.20	3.35	2.87	2.27
Portfolio turnover (%)	46	59	55	79	42

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
33	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$8.43	$8.66	$10.54	$9.88	$9.89
Net investment income[1]	0.45	0.44	0.42	0.40	0.33
Net realized and unrealized gain (loss) on investments	0.79	(0.11)	(1.29)	0.83	(0.11)
Total from investment operations	1.24	0.33	(0.87)	1.23	0.22
Less distributions
From net investment income	(0.49)	(0.49)	(0.47)	(0.49)	(0.23)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.49)	(0.56)	(1.01)	(0.57)	(0.23)
Net asset value, end of period	$9.18	$8.43	$8.66	$10.54	$9.88
Total return (%)[2]	15.19	4.03	(8.96)	12.83	2.28
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$1	$1	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.74	0.70	0.75	1.30[4]
Expenses including reductions	0.64	0.63	0.64	0.64	0.62[4]
Net investment income	5.20	5.11	4.50	3.87	3.29
Portfolio turnover (%)	46	59	55	79	42

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	34

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$8.44	$8.67	$10.55	$9.89	$9.89
Net investment income[1]	0.46	0.46	0.43	0.41	0.35
Net realized and unrealized gain (loss) on investments	0.79	(0.12)	(1.29)	0.84	(0.11)
Total from investment operations	1.25	0.34	(0.86)	1.25	0.24
Less distributions
From net investment income	(0.50)	(0.50)	(0.48)	(0.51)	(0.24)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.50)	(0.57)	(1.02)	(0.59)	(0.24)
Net asset value, end of period	$9.19	$8.44	$8.67	$10.55	$9.89
Total return (%)[2]	15.30	4.14	(8.85)	12.95	2.46
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	0.64	0.60	0.65	1.19[4]
Expenses including reductions	0.53	0.53	0.53	0.53	0.50[4]
Net investment income	5.31	5.37	4.60	3.99	3.45
Portfolio turnover (%)	46	59	55	79	42

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
35	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20[1]
Per share operating performance
Net asset value, beginning of period	$8.91	$9.12	$11.04	$10.32	$10.00
Net investment income[2]	0.49	0.48	0.45	0.43	0.09
Net realized and unrealized gain (loss) on investments	0.83	(0.12)	(1.35)	0.88	0.28
Total from investment operations	1.32	0.36	(0.90)	1.31	0.37
Less distributions
From net investment income	(0.50)	(0.50)	(0.48)	(0.51)	(0.05)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.50)	(0.57)	(1.02)	(0.59)	(0.05)
Net asset value, end of period	$9.73	$8.91	$9.12	$11.04	$10.32
Total return (%)[3]	15.29	4.17	(8.81)	13.00	3.67[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$107	$109	$118	$151	$142
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	0.63	0.59	0.64	1.17[5]
Expenses including reductions	0.52	0.52	0.52	0.52	0.49[5]
Net investment income	5.31	5.34	4.44	3.98	3.77[5]
Portfolio turnover (%)	46	59	55	79	42[6]

[1]	The inception date for Class NAV shares is 6-4-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The portfolio turnover is shown for the period from 9-1-19 to 8-31-20.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	36

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
37	JOHN HANCOCK Multi-Asset High Income Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,295,815	—	$1,295,815	—
Foreign government obligations	261,188	—	261,188	—
Corporate bonds	60,905,926	—	60,905,926	—
Convertible bonds	560,032	—	560,032	—
Capital preferred securities	263,041	—	263,041	—
Term loans	3,035,317	—	3,035,317	—
Asset backed securities	2,259,926	—	2,259,926	—
Common stocks	37,257,043	$25,545,013	11,712,030	—
Preferred securities	2,151,950	2,151,950	—	—
Escrow certificates	21,850	—	21,850	—
Short-term investments	9,019,170	7,262,185	1,756,985	—
Total investments in securities	$117,031,258	$34,959,148	$82,072,110	—
Derivatives:
Assets
| JOHN HANCOCK Multi-Asset High Income Fund	38

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$1,756	—	$1,756	—
Liabilities
Forward foreign currency contracts	(24,144)	—	(24,144)	—
Written options	(86,138)	$(78,714)	(7,424)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
39	JOHN HANCOCK Multi-Asset High Income Fund |

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $3,071,253 and received $3,133,913 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
| JOHN HANCOCK Multi-Asset High Income Fund	40

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $3,837.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $4,645,351 and a long-term capital loss carryforward of $7,896,930 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
41	JOHN HANCOCK Multi-Asset High Income Fund |

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$6,176,764	$6,694,483
Long-term capital gains	—	872,699
Total	$6,176,764	$7,567,182
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $270,317 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, investments in passive foreign investment companies and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a
| JOHN HANCOCK Multi-Asset High Income Fund	42

segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.3 million to $2.0 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended August 31, 2024, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $54,600 to $86,100, as measured at each quarter end.
43	JOHN HANCOCK Multi-Asset High Income Fund |

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$1,756	$(24,144)
Equity	Written options, at value	Written options	—	(86,138)
			$1,756	$(110,282)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$8,263	—	$8,263
Equity	—	$20,969	20,969
Total	$8,263	$20,969	$29,232
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$(2,077)	—	$(2,077)
Equity	—	$(60,566)	(60,566)
Total	$(2,077)	$(60,566)	$(62,643)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK Multi-Asset High Income Fund	44

Management fee.  The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,783
Class C	541
Class I	459
Class	Expense reduction
Class R6	$1,341
Class NAV	123,245
Total	$132,369

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
45	JOHN HANCOCK Multi-Asset High Income Fund |

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $30 for the year ended August 31, 2024. Of this amount, $4 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $26 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$14,644	$6,821
Class C	4,670	544
Class I	—	459
Class R6	—	60
Total	$19,314	$7,884
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Multi-Asset High Income Fund	46

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	112,027	$955,261	297,970	$2,539,095
Distributions reinvested	36,011	312,062	35,069	295,929
Repurchased	(166,260)	(1,437,647)	(129,132)	(1,099,132)
Net increase (decrease)	(18,222)	$(170,324)	203,907	$1,735,892
Class C shares
Sold	632	$5,500	8,679	$74,376
Distributions reinvested	2,482	21,395	3,677	30,820
Repurchased	(9,599)	(82,768)	(28,565)	(244,581)
Net decrease	(6,485)	$(55,873)	(16,209)	$(139,385)
Class I shares
Sold	5,787	$50,000	5,960	$50,410
Distributions reinvested	2,557	22,222	3,246	27,389
Repurchased	(4,125)	(35,893)	(82,027)	(709,995)
Net increase (decrease)	4,219	$36,329	(72,821)	$(632,196)
Class R6 shares
Sold	30,027	$264,838	26,373	$226,553
Distributions reinvested	7,593	65,936	8,307	70,231
Repurchased	(45,843)	(404,221)	(8,822)	(75,870)
Net increase (decrease)	(8,223)	$(73,447)	25,858	$220,914
Class NAV shares
Sold	42,734	$392,082	79,004	$714,062
Distributions reinvested	626,653	5,754,055	801,656	7,141,424
Repurchased	(1,945,283)	(17,853,165)	(1,519,735)	(13,663,934)
Net decrease	(1,275,896)	$(11,707,028)	(639,075)	$(5,808,448)
Total net decrease	(1,304,607)	$(11,970,343)	(498,340)	$(4,623,223)
Affiliates of the fund owned 96% and 100% of shares of Class R6 and Class NAV on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $49,760,163 and $61,896,498, respectively, for the year ended August 31, 2024.
47	JOHN HANCOCK Multi-Asset High Income Fund |

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 93.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	34.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	29.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	29.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	726,248	$3,767,192	$54,567,290	$(51,073,791)	$985	$509	$276,807	—	$7,262,185

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Multi-Asset High Income Fund	48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Asset High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Multi-Asset High Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
49	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	50

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Multi-Asset High Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
51	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	52

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the three-year period and underperformed its peer group median for the one- and five-year periods ended December 31, 2023. The Board took into account that certain changes were made to the Fund’s investment process in June 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the three-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and that net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management
53	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	54

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
55	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	56

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This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827231	448A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Opportunistic Fixed Income Fund
Fixed income
August 31, 2024

John Hancock
Opportunistic Fixed Income Fund

2	Fund’s investments
41	Financial statements
45	Financial highlights
50	Notes to financial statements
66	Report of independent registered public accounting firm
67	Tax information
68	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

Fund’s investments
AS OF 8-31-24
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 39.2%				$48,448,697
(Cost $47,942,934)
U.S. Government 25.4%				31,360,104
U.S. Treasury
Bond (A)	4.250	05-15-53	30,400	30,590
Bond	4.250	02-15-54	806,500	809,650
Bond	4.625	05-15-54	8,000	8,550
Bond	4.750	11-15-53	1,240,000	1,350,825
Inflation Protected Security	0.375	01-15-27	2,627,212	2,529,518
Inflation Protected Security	0.750	02-15-42	2,168,993	1,764,735
Inflation Protected Security	1.125	01-15-33	3,638,750	3,460,788
Inflation Protected Security	1.375	07-15-33	3,713,676	3,606,500
Inflation Protected Security (B)	1.625	10-15-27	4,152,132	4,143,079
Inflation Protected Security	2.125	02-15-54	435,064	441,803
Inflation Protected Security (B)	2.375	10-15-28	12,842,014	13,214,066
U.S. Government Agency 13.8%				17,088,593
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	10-01-53	227,261	228,834
30 Yr Pass Thru	5.500	01-01-54	239,225	240,806
Federal National Mortgage Association
15 Yr Pass Thru (A)	5.500	TBA	1,094,000	1,110,752
15 Yr Pass Thru	6.000	07-01-38	147,307	150,750
15 Yr Pass Thru	6.000	09-01-38	136,658	139,810
30 Yr Pass Thru (A)	2.000	TBA	992,000	809,759
30 Yr Pass Thru (A)	2.000	TBA	200,000	163,578
30 Yr Pass Thru (A)	2.500	TBA	5,000	4,262
30 Yr Pass Thru (A)	2.500	TBA	526,000	447,655
30 Yr Pass Thru (A)	3.000	TBA	710,000	629,487
30 Yr Pass Thru (A)	4.000	TBA	223,000	211,475
30 Yr Pass Thru (A)	4.500	TBA	1,260,000	1,226,187
30 Yr Pass Thru (A)	5.000	TBA	1,414,000	1,403,671
30 Yr Pass Thru (A)	5.500	TBA	3,453,000	3,476,604
30 Yr Pass Thru	5.500	08-01-54	125,000	125,826
30 Yr Pass Thru (A)	6.000	TBA	2,698,000	2,747,639
30 Yr Pass Thru	6.000	11-01-53	195,225	198,846
30 Yr Pass Thru (A)	6.500	TBA	725,000	746,495
Government National Mortgage Association
30 Yr Pass Thru (A)	2.500	TBA	150,000	131,077
30 Yr Pass Thru (A)	3.500	TBA	750,000	697,970
30 Yr Pass Thru	4.000	11-20-52	543,278	518,839
30 Yr Pass Thru	4.000	05-20-53	537,387	513,464

30 Yr Pass Thru (A)	4.500	TBA	1,190,000	1,164,807
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value

Foreign government obligations 35.9%					$44,399,538
(Cost $46,092,104)
Australia 3.8%					4,670,706
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	6,095,000	2,365,010
Bond	2.750	05-21-41	AUD	1,560,000	860,463
Inflation-Linked Bond	1.220	02-21-50	AUD	515,000	336,988
Inflation-Linked Bond	3.607	09-20-30	AUD	1,070,000	1,108,245
Brazil 3.1%					3,805,262
Federative Republic of Brazil
Bill (C)	11.682	07-01-26	BRL	993,000	143,487
Bill (C)	11.764	07-01-27	BRL	865,000	111,511
Bill (C)	11.849	01-01-28	BRL	906,000	110,059
Note	6.000	05-15-35	BRL	1,842,000	1,406,762
Note	6.000	05-15-55	BRL	1,398,000	1,056,368
Note	10.000	01-01-27	BRL	3,918,000	681,218
Note	10.000	01-01-29	BRL	897,000	151,258
Note	10.000	01-01-31	BRL	422,000	69,463
Note	10.000	01-01-33	BRL	379,000	61,402
Note	10.000	01-01-35	BRL	86,000	13,734
Chile 0.3%					422,479
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	80,000,000	86,039
Bond	5.000	03-01-35	CLP	50,000,000	53,890
Bond (D)	6.000	04-01-33	CLP	60,000,000	69,576
Bond	6.000	01-01-43	CLP	10,000,000	11,782
Bond (D)	6.200	10-01-40	CLP	110,000,000	132,778
Bond (D)	7.000	05-01-34	CLP	55,000,000	68,414
Colombia 3.2%					3,928,487
Republic of Colombia
Bond	3.000	03-25-33	COP	1,325,433,457	274,239
Bond	3.750	02-25-37	COP	8,709,186,696	1,818,806
Bond	3.875	02-15-61		260,000	149,370
Bond	4.125	02-22-42		400,000	272,704
Bond	4.750	04-04-35	COP	1,436,199,143	333,716
Bond	6.000	04-28-28	COP	298,600,000	64,505
Bond	7.000	03-26-31	COP	590,400,000	123,199
Bond	7.250	10-18-34	COP	1,108,900,000	217,842
Bond	7.750	09-18-30	COP	364,300,000	80,117
Bond	9.250	05-28-42	COP	1,145,600,000	239,864
Bond	13.250	02-09-33	COP	1,254,400,000	354,125
Czech Republic 0.8%					969,896
Czech Republic
Bond	0.050	11-29-29	CZK	1,150,000	42,181
3	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Czech Republic (continued)
Bond	0.950	05-15-30	CZK	5,090,000	$192,940
Bond	1.200	03-13-31	CZK	4,080,000	153,759
Bond	1.500	04-24-40	CZK	740,000	22,928
Bond	1.750	06-23-32	CZK	1,930,000	73,331
Bond	1.750	06-23-32	CZK	1,260,000	47,874
Bond	1.950	07-30-37	CZK	310,000	10,835
Bond	2.000	10-13-33	CZK	1,920,000	72,612
Bond	3.500	05-30-35	CZK	10,000	423
Bond	4.500	11-11-32	CZK	1,770,000	81,587
Bond	4.900	04-14-34	CZK	5,680,000	270,007
Bond	5.000	09-30-30	CZK	30,000	1,419
France 0.7%					913,564
Government of France
Bond (D)	1.800	07-25-40	EUR	374,652	451,428
Bond (D)	3.250	05-25-55	EUR	445,000	462,136
Gabon 0.1%					153,024
Republic of Gabon
Bond	6.625	02-06-31		200,000	153,024
Greece 0.4%					541,486
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	192,100,000	541,486
Hungary 0.9%					1,146,391
Republic of Hungary
Bond	1.000	11-26-25	HUF	7,410,000	19,683
Bond	1.625	04-28-32	EUR	110,000	102,139
Bond	1.750	06-05-35	EUR	430,000	369,301
Bond	2.250	04-20-33	HUF	81,670,000	171,347
Bond	2.250	06-22-34	HUF	29,420,000	58,928
Bond	3.000	10-27-38	HUF	21,740,000	41,807
Bond	3.250	10-22-31	HUF	45,290,000	106,828
Bond	4.500	03-23-28	HUF	13,010,000	34,926
Bond	4.750	11-24-32	HUF	6,990,000	17,885
Bond	6.750	10-22-28	HUF	24,250,000	70,198
Bond	7.000	10-24-35	HUF	51,980,000	153,349
Iceland 2.3%					2,848,507
Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	2,848,507
Indonesia 1.2%					1,463,463
Republic of Indonesia
Bond	6.375	08-15-28	IDR	4,132,000,000	267,105
Bond	6.375	04-15-32	IDR	1,327,000,000	84,454
Bond	6.500	02-15-31	IDR	461,000,000	29,561
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Bond	6.625	05-15-33	IDR	732,000,000	$47,272
Bond	6.625	02-15-34	IDR	5,118,000,000	330,084
Bond	7.000	05-15-27	IDR	923,000,000	60,491
Bond	7.000	02-15-33	IDR	1,952,000,000	129,037
Bond	7.125	06-15-38	IDR	3,193,000,000	213,827
Bond	7.125	06-15-42	IDR	181,000,000	12,008
Bond	7.125	06-15-43	IDR	660,000,000	44,051
Bond	7.500	08-15-32	IDR	1,631,000,000	110,412
Bond	7.500	06-15-35	IDR	203,000,000	13,942
Bond	7.500	05-15-38	IDR	1,241,000,000	85,299
Bond	8.375	03-15-34	IDR	496,000,000	35,920
Israel 0.5%					567,033
State of Israel
Bond	2.800	11-29-52	ILS	3,130,000	567,033
Japan 1.1%					1,333,828
Government of Japan
Bond	1.800	03-20-54	JPY	209,050,000	1,333,828
Malaysia 1.0%					1,278,785
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,065,000	230,761
Bond	3.502	05-31-27	MYR	205,000	47,607
Bond	3.582	07-15-32	MYR	1,005,000	229,611
Bond	3.757	05-22-40	MYR	210,000	47,360
Bond	3.882	03-14-25	MYR	98,000	22,763
Bond	3.885	08-15-29	MYR	438,000	102,993
Bond	3.906	07-15-26	MYR	793,000	185,614
Bond	3.955	09-15-25	MYR	157,000	36,619
Bond	4.254	05-31-35	MYR	160,000	38,406
Bond	4.457	03-31-53	MYR	141,000	34,058
Bond	4.642	11-07-33	MYR	158,000	38,934
Bond	4.696	10-15-42	MYR	220,000	55,332
Bond	4.762	04-07-37	MYR	284,000	71,251
Bond	4.893	06-08-38	MYR	540,000	137,476
Mexico 2.0%					2,531,278
Government of Mexico
Bill (C)	10.294	08-06-26	MXN	4,140,170	173,521
Bill (C)	10.696	06-11-26	MXN	1,959,420	82,837
Bond	4.000	08-24-34	MXN	16,282,487	760,575
Bond	7.500	05-26-33	MXN	16,414,400	725,087
Bond	7.750	05-29-31	MXN	401,400	18,398
Bond	7.750	11-23-34	MXN	1,439,600	63,716
Bond	7.750	11-13-42	MXN	3,445,200	140,848
Bond	8.000	05-24-35	MXN	1,030,500	45,602
5	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico (continued)
Bond	8.000	11-07-47	MXN	1,334,800	$55,065
Bond	8.000	07-31-53	MXN	1,044,600	42,646
Bond	8.500	03-01-29	MXN	4,299,600	208,227
Bond	8.500	11-18-38	MXN	1,051,800	47,667
Bond	10.000	11-20-36	MXN	3,231,300	167,089
New Zealand 4.9%					5,996,134
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	76,913
Bond	2.750	05-15-51	NZD	2,030,000	887,509
Inflation-Linked Bond	3.220	09-20-40	NZD	1,165,000	906,770
Inflation-Linked Bond	3.254	09-20-35	NZD	1,110,000	900,767
Inflation-Linked Bond	3.965	09-20-30	NZD	3,735,000	3,224,175
North Macedonia 0.3%					361,052
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	196,651
Bond	2.750	01-18-25	EUR	150,000	164,401
Norway 2.7%					3,346,373
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	21,810,000	1,803,789
Bond (D)	3.625	04-13-34	NOK	16,025,000	1,542,584
Peru 0.5%					577,203
Republic of Peru
Bond	5.400	08-12-34	PEN	195,000	47,703
Bond	6.150	08-12-32	PEN	275,000	73,276
Bond	6.900	08-12-37	PEN	45,000	12,056
Bond	6.950	08-12-31	PEN	1,075,000	303,743
Bond (D)	7.300	08-12-33	PEN	235,000	66,579
Bond (D)	7.600	08-12-39	PEN	261,000	73,846
Poland 0.7%					881,693
Republic of Poland
Bond	1.250	10-25-30	PLN	355,000	72,901
Bond	1.750	04-25-32	PLN	845,000	170,298
Bond	2.750	10-25-29	PLN	120,000	27,725
Bond	3.750	05-25-27	PLN	735,000	184,124
Bond	5.000	10-25-34	PLN	577,000	143,986
Bond	6.000	10-25-33	PLN	23,000	6,205
Bond	7.500	07-25-28	PLN	987,000	276,454
Romania 0.8%					964,825
Republic of Romania
Bond	3.650	09-24-31	RON	1,035,000	192,766
Bond	4.750	10-11-34	RON	90,000	17,229
Bond	4.850	07-25-29	RON	220,000	45,647
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Romania (continued)
Bond	5.000	02-12-29	RON	505,000	$106,407
Bond	5.800	07-26-27	RON	400,000	88,003
Bond	6.700	02-25-32	RON	565,000	125,800
Bond	8.000	04-29-30	RON	745,000	176,114
Bond	8.250	09-29-32	RON	300,000	72,909
Bond	8.750	10-30-28	RON	580,000	139,950
Serbia 0.3%					364,422
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	270,454
Bond	1.650	03-03-33	EUR	110,000	93,968
South Africa 1.3%					1,575,559
Republic of South Africa
Bond	6.250	03-31-36	ZAR	1,090,000	43,168
Bond	7.000	02-28-31	ZAR	3,659,000	180,131
Bond	7.000	02-28-31	ZAR	1,430,000	70,398
Bond	8.250	03-31-32	ZAR	6,350,000	325,183
Bond	8.500	01-31-37	ZAR	7,286,000	341,143
Bond	8.750	01-31-44	ZAR	2,985,000	134,298
Bond	8.875	02-28-35	ZAR	3,545,000	177,651
Bond	9.000	01-31-40	ZAR	5,554,000	261,826
Bond	11.625	03-31-53	ZAR	720,000	41,761
South Korea 0.1%					181,722
Republic of Korea
Inflation-Linked Bond	1.750	06-10-28	KRW	227,361,372	181,722
Sweden 0.8%					995,652
Kingdom of Sweden
Inflation-Linked Bond	0.167	06-01-32	SEK	7,920,000	995,652
Thailand 0.9%					1,124,488
Kingdom of Thailand
Bond	1.000	06-17-27	THB	5,360,000	153,255
Bond	1.585	12-17-35	THB	4,906,000	130,556
Bond	1.600	12-17-29	THB	605,000	17,246
Bond	2.000	12-17-31	THB	5,300,000	151,781
Bond	2.000	06-17-42	THB	1,150,000	29,806
Bond	2.875	12-17-28	THB	6,500,000	196,713
Bond	2.875	06-17-46	THB	500,000	14,058
Bond	3.350	06-17-33	THB	10,474,000	328,607
Bond	3.450	06-17-43	THB	3,250,000	102,466
Turkey 0.4%					502,607
Republic of Turkey
Bond	26.200	10-05-33	TRY	17,474,320	502,607
7	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United Arab Emirates 0.1%					$143,407
Finance Department Government of Sharjah
Bond (D)	4.625	01-17-31	EUR	130,000	143,407
United Kingdom 0.6%					685,563
United Kingdom of Great Britain
Inflation-Linked GILT	0.125	03-22-51	GBP	309,436	297,025
Inflation-Linked GILT	0.125	03-22-73	GBP	175,850	151,407
Inflation-Linked GILT	0.250	03-22-52	GBP	239,994	237,131
Uruguay 0.1%					124,649
Republic of Uruguay

Bond	9.750	07-20-33	UYU	5,030,500	124,649
Corporate bonds 11.9%					$14,670,712
(Cost $14,211,400)
Canada 0.5%					583,587
Bausch + Lomb Corp. (D)	8.375	10-01-28		25,000	26,255
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	122,400
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	114,727
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		30,000	32,880
goeasy, Ltd. (D)	7.625	07-01-29		30,000	30,940
goeasy, Ltd. (D)	9.250	12-01-28		30,000	32,257
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%) (D)	7.625	03-01-55		87,000	88,827
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		109,000	103,827
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	31,474
Cayman Islands 0.1%					73,843
Diamond Foreign Asset Company (D)	8.500	10-01-30		70,000	73,843
China 0.0%					35,225
CIFI Holdings Group Company, Ltd. (F)	4.375	04-12-27		200,000	20,000
Country Garden Holdings Company, Ltd. (F)	3.875	10-22-30		210,000	15,225
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Cyprus 0.1%					$128,830
Hellenic Bank PCL (10.250% to 6-14-28, then 5 Year Euro Swap Rate + 6.854%)	10.250	06-14-33	EUR	100,000	128,830
Finland 0.3%					338,327
Nokia OYJ	6.625	05-15-39		320,000	338,327
France 1.1%					1,384,662
Banque Federative du Credit Mutuel SA	3.625	09-14-32	EUR	100,000	112,474
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (D)	5.716	01-18-30		250,000	256,114
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33		400,000	410,841
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(G)	10.000	11-14-28		200,000	213,073
Valeo SE	1.000	08-03-28	EUR	400,000	392,160
Germany 0.1%					100,865
Peach Property Finance GmbH	4.375	11-15-25	EUR	100,000	100,865
Italy 0.8%					990,697
Generali	2.429	07-14-31	EUR	510,000	508,611
Intesa Sanpaolo SpA (D)	7.800	11-28-53		200,000	232,266
Intesa Sanpaolo SpA (9.125% to 3-7-30, then 5 Year EURIBOR ICE Swap Rate + 6.262%) (G)	9.125	09-07-29	EUR	200,000	249,820
Japan 0.2%					204,706
Takeda Pharmaceutical Company, Ltd.	5.800	07-05-64		200,000	204,706
Luxembourg 0.0%					45,469
Trinseo Materials Operating SCA (D)	5.125	04-01-29		100,000	45,469
Malta 0.0%					47,561
VistaJet Malta Finance PLC (D)(H)	6.375	02-01-30		58,000	47,561
Netherlands 0.1%					167,352
MSD Netherlands Capital BV	3.750	05-30-54	EUR	155,000	167,352
Portugal 0.1%					117,830
Caixa Economica Montepio Geral (8.500% to 6-12-29, then 5 Year EURIBOR ICE Swap Rate + 5.815%)	8.500	06-12-34	EUR	100,000	117,830
Saudi Arabia 0.2%					202,925
Saudi Arabian Oil Company (D)	5.875	07-17-64		200,000	202,925
9	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Slovakia 0.1%					$113,560
Tatra Banka AS (4.971% to 4-29-29, then 3 month EURIBOR + 2.100%)	4.971	04-29-30	EUR	100,000	113,560
Supranational 0.4%					447,314
Asian Development Bank (C)	5.687	07-30-30	PLN	100,000	18,526
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	11,000,000	131,666
European Bank for Reconstruction & Development	6.750	03-14-31	INR	5,000,000	59,392
European Bank for Reconstruction & Development	6.875	07-30-31	INR	12,400,000	148,038
European Bank for Reconstruction & Development (C)	12.159	05-30-36	ZAR	2,000,000	28,580
Inter-American Development Bank	7.350	10-06-30	INR	5,000,000	61,112
Switzerland 0.2%					230,959
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(G)	9.250	11-13-33		200,000	230,959
United Kingdom 0.9%					1,098,130
Alexandrite Monnet UK Holdco PLC (D)	10.500	05-15-29	EUR	100,000	119,079
BP Capital Markets PLC (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%) (G)	4.875	03-22-30		69,000	67,594
Howden UK Refinance PLC (D)	8.125	02-15-32		200,000	203,661
Liverpool Victoria Friendly Society, Ltd. (5 Year United Kingdom Gilt Rate + 5.630%) (I)	9.440	05-22-43	GBP	100,000	132,970
Virgin Money UK PLC (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%) (G)	11.000	12-08-28	GBP	200,000	297,970
Vodafone Group PLC	5.875	06-28-64		70,000	70,325
WE Soda Investments Holding PLC	9.500	10-06-28		200,000	206,531
United States 6.7%					8,358,870
Acrisure LLC (D)	6.000	08-01-29		70,000	66,851
Acrisure LLC (D)	8.500	06-15-29		5,000	5,192
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(G)	5.250	06-15-26		31,000	30,458
Albemarle Corp.	5.650	06-01-52		85,000	77,049
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	178,141
AMC Networks, Inc. (D)	10.250	01-15-29		120,000	120,600
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (G)	3.550	09-15-26		66,000	61,778
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	10

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Antero Midstream Partners LP (D)	6.625	02-01-32	71,000	$73,160
Ares Finance Company III LLC (4.125% to 6-30-26, then 5 Year CMT + 3.237%) (D)	4.125	06-30-51	71,000	66,784
AssuredPartners, Inc. (D)	5.625	01-15-29	56,000	53,517
AssuredPartners, Inc. (D)	7.500	02-15-32	45,000	45,904
Baldwin Insurance Group Holdings LLC (D)	7.125	05-15-31	37,000	38,716
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27	53,000	51,336
Block, Inc. (D)	6.500	05-15-32	25,000	25,925
Brandywine Operating Partnership LP	8.875	04-12-29	50,000	54,337
Bread Financial Holdings, Inc. (D)	9.750	03-15-29	55,000	59,330
Caesars Entertainment, Inc. (D)	7.000	02-15-30	36,000	37,280
Caterpillar, Inc.	3.803	08-15-42	85,000	72,524
CCO Holdings LLC (D)	5.375	06-01-29	117,000	110,982
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	31,000	31,120
Cinemark USA, Inc. (D)	7.000	08-01-32	15,000	15,569
Citigroup, Inc. (4.000% to 12-10-25, then 5 Year CMT + 3.597%) (G)	4.000	12-10-25	69,000	67,080
Citigroup, Inc. (7.000% to 8-15-34, then 10 Year CMT + 2.757%) (G)	7.000	08-15-34	68,000	71,065
Clear Channel Outdoor Holdings, Inc. (D)	7.750	04-15-28	47,000	40,965
Clear Channel Outdoor Holdings, Inc. (D)	9.000	09-15-28	66,000	70,156
Cleveland-Cliffs, Inc. (D)	7.000	03-15-32	25,000	25,106
Clydesdale Acquisition Holdings, Inc. (D)	6.875	01-15-30	115,000	115,424
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30	49,000	48,890
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	72,000	67,683
CoBank ACB (6.250% to 10-1-26, then 3 month LIBOR + 4.660%) (G)	6.250	10-01-26	29,000	28,877
Community Health Systems, Inc. (D)	8.000	12-15-27	36,000	36,062
Concentra Escrow Issuer Corp. (D)	6.875	07-15-32	10,000	10,461
Cougar JV Subsidiary LLC (D)	8.000	05-15-32	48,000	50,628
Cox Communications, Inc. (D)	5.950	09-01-54	90,000	88,931
CP Atlas Buyer, Inc. (D)	7.000	12-01-28	31,000	26,693
CSC Holdings LLC (D)	4.125	12-01-30	200,000	131,891
11	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (G)	6.125	06-23-25	66,000	$65,666
DISH DBS Corp.	5.125	06-01-29	8,000	3,642
DISH DBS Corp. (D)	5.750	12-01-28	6,000	4,616
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	89,000	85,056
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	108,000	114,883
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (G)	5.375	03-15-26	62,000	60,741
Eli Lilly & Company	5.050	08-14-54	20,000	20,077
Eli Lilly & Company	5.200	08-14-64	5,000	5,064
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	67,029
Enova International, Inc. (D)	9.125	08-01-29	55,000	55,836
Enstar Finance LLC (5.500% to 1-15-27, then 5 Year CMT + 4.006%)	5.500	01-15-42	70,000	64,389
Entergy Texas, Inc.	5.550	09-15-54	70,000	70,136
EQM Midstream Partners LP (D)	4.750	01-15-31	40,000	38,432
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (D)	7.625	12-15-54	60,000	62,184
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (G)	4.500	09-30-25	51,000	49,973
FirstCash, Inc. (D)	4.625	09-01-28	15,000	14,371
FirstCash, Inc. (D)	5.625	01-01-30	13,000	12,844
Fortress Intermediate 3, Inc. (D)	7.500	06-01-31	45,000	46,683
Foundation Building Materials, Inc. (D)	6.000	03-01-29	120,000	107,656
Foundry JV Holdco LLC (D)	6.250	01-25-35	200,000	205,255
Freedom Mortgage Corp. (D)	12.000	10-01-28	15,000	16,329
Freedom Mortgage Corp. (D)	12.250	10-01-30	45,000	49,932
Freedom Mortgage Holdings LLC (D)	9.125	05-15-31	55,000	55,395
Freedom Mortgage Holdings LLC (D)	9.250	02-01-29	35,000	35,852
Frontier Communications Holdings LLC (D)	6.750	05-01-29	135,000	130,221
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)(H)	5.700	09-30-30	108,000	103,548
Glencore Funding LLC (D)	5.893	04-04-54	70,000	70,067
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (D)	4.700	10-15-51	130,000	$122,156
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (D)	7.950	10-15-54	25,000	25,574
Gray Television, Inc. (D)	5.375	11-15-31	75,000	42,959
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	170,000	155,385
Hanesbrands, Inc. (D)(H)	9.000	02-15-31	60,000	64,507
Herc Holdings, Inc. (D)	6.625	06-15-29	25,000	25,714
Hightower Holding LLC (D)	6.750	04-15-29	78,000	74,468
HUB International, Ltd. (D)	5.625	12-01-29	16,000	15,619
HUB International, Ltd. (D)	7.375	01-31-32	35,000	36,286
Hudson Pacific Properties LP	3.250	01-15-30	75,000	55,402
Intel Corp.	2.800	08-12-41	160,000	109,303
Intel Corp.	3.050	08-12-51	175,000	108,720
Intel Corp.	5.600	02-21-54	23,000	21,805
Intercontinental Exchange, Inc. (D)	3.625	09-01-28	210,000	203,044
Iron Mountain, Inc. (D)	7.000	02-15-29	85,000	88,280
Ladder Capital Finance Holdings LLLP (D)	7.000	07-15-31	25,000	25,993
LBM Acquisition LLC (D)	6.250	01-15-29	38,000	34,351
Level 3 Financing, Inc. (D)	4.500	04-01-30	35,000	25,656
LFS Topco LLC (D)	5.875	10-15-26	52,000	48,360
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	36,000	33,781
Liberty Mutual Group, Inc. (D)	4.300	02-01-61	25,000	16,369
Lincoln National Corp. (3 month CME Term SOFR + 2.619%) (I)	7.721	05-17-66	59,000	46,241
Macy’s Retail Holdings LLC	5.125	01-15-42	20,000	15,229
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	25,000	23,914
MajorDrive Holdings IV LLC (D)	6.375	06-01-29	28,000	26,397
Medline Borrower LP (D)	5.250	10-01-29	122,000	119,821
Mileage Plus Holdings LLC (D)	6.500	06-20-27	28,907	29,176
MSCI, Inc. (D)	3.625	09-01-30	56,000	51,907
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	53,000	50,316
NextEra Energy Operating Partners LP (D)	7.250	01-15-29	35,000	36,644
Occidental Petroleum Corp.	4.500	07-15-44	25,000	20,204
Open Text Holdings, Inc. (D)	4.125	12-01-31	108,000	98,343
Oracle Corp.	3.600	04-01-50	10,000	7,301
Oracle Corp.	5.550	02-06-53	54,000	53,522
Owens-Brockway Glass Container, Inc. (D)	7.375	06-01-32	65,000	65,294
13	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Paramount Global	4.950	05-19-50	100,000	$74,647
Paramount Global	6.875	04-30-36	110,000	109,707
PennyMac Financial Services, Inc. (D)	5.750	09-15-31	23,000	22,180
PennyMac Financial Services, Inc. (D)	7.125	11-15-30	15,000	15,237
Post Holdings, Inc. (D)	5.500	12-15-29	63,000	61,918
Prudential Financial, Inc. (5.125% to 2-28-32, then 5 Year CMT + 3.162%)	5.125	03-01-52	36,000	35,076
Range Resources Corp. (D)	4.750	02-15-30	13,000	12,478
Range Resources Corp.	8.250	01-15-29	10,000	10,365
Reworld Holding Corp. (D)	4.875	12-01-29	134,000	124,341
Rocket Software, Inc. (D)	6.500	02-15-29	25,000	22,823
Rocket Software, Inc. (D)	9.000	11-28-28	25,000	25,936
Scripps Escrow II, Inc. (D)	5.375	01-15-31	75,000	33,699
Scripps Escrow, Inc. (D)	5.875	07-15-27	70,000	50,102
Sempra (4.125% to 4-1-27, then 5 Year CMT + 2.868%)	4.125	04-01-52	89,000	82,795
Shift4 Payments, Inc. (D)	6.750	08-15-32	50,000	51,583
Sinclair Television Group, Inc. (D)	4.125	12-01-30	75,000	52,922
SM Energy Company (D)	6.750	08-01-29	38,000	38,593
Southern California Edison Company	5.450	06-01-31	10,000	10,408
Staples, Inc. (D)	10.750	09-01-29	38,000	35,792
STL Holding Company LLC (D)	8.750	02-15-29	60,000	63,388
Sunoco LP (D)	7.000	05-01-29	25,000	26,042
Terex Corp. (D)	5.000	05-15-29	43,000	41,749
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (G)	3.700	03-20-26	36,000	34,650
The Coca-Cola Company	5.400	05-13-64	210,000	217,391
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (G)	3.650	08-10-26	38,000	35,696
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (G)	7.500	02-10-29	24,000	25,560
The Goodyear Tire & Rubber Company	5.250	04-30-31	60,000	54,360
The Goodyear Tire & Rubber Company (H)	5.625	04-30-33	60,000	52,851
The Kroger Company	5.500	09-15-54	60,000	58,812
The Kroger Company	5.650	09-15-64	55,000	53,734
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%)	4.000	01-15-51	32,000	31,290
Transocean, Inc.	7.500	04-15-31	40,000	38,273
Transocean, Inc. (D)	8.500	05-15-31	25,000	25,368
United Wholesale Mortgage LLC (D)	5.500	04-15-29	60,000	58,515
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	14

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Univision Communications, Inc. (D)	8.500	07-31-31		105,000	$104,791
Viking Cruises, Ltd. (D)	7.000	02-15-29		50,000	50,650
Viking Cruises, Ltd. (D)	9.125	07-15-31		40,000	43,882
Viper Energy, Inc. (D)	5.375	11-01-27		290,000	287,385
Vital Energy, Inc. (D)	7.875	04-15-32		25,000	25,595
Vital Energy, Inc.	9.750	10-15-30		45,000	49,391
Walgreens Boots Alliance, Inc.	8.125	08-15-29		40,000	40,069
WarnerMedia Holdings, Inc.	5.141	03-15-52		90,000	68,454
WarnerMedia Holdings, Inc.	5.391	03-15-62		85,000	63,832
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (G)	3.900	03-15-26		54,000	52,518
Wilsonart LLC (D)	11.000	08-15-32		9,000	8,751
Windsor Holdings III LLC (D)	8.500	06-15-30		75,000	80,338

WW International, Inc. (D)	4.500	04-15-29		180,000	44,550
Convertible bonds 4.3%					$5,328,281
(Cost $5,422,930)
Canada 0.1%					132,834
Advantage Energy, Ltd. (D)	5.000	06-30-29	CAD	70,000	52,041
Shopify, Inc.	0.125	11-01-25		85,000	80,793
China 0.1%					173,597
Alibaba Group Holding, Ltd. (D)	0.500	06-01-31		17,000	17,672
NIO, Inc.	0.500	02-01-27		162,000	155,925
Italy 0.1%					95,748
DiaSorin SpA (C)	3.926	05-05-28	EUR	100,000	95,748
Luxembourg 0.0%					85
Arrival SA (D)(F)	3.500	12-01-26		170,000	85
Singapore 0.1%					122,273
Sea, Ltd.	0.250	09-15-26		137,000	122,273
United Kingdom 0.2%					210,528
Immunocore Holdings PLC (D)	2.500	02-01-30		240,000	210,528
United States 3.7%					4,593,216
3D Systems Corp. (C)	9.827	11-15-26		21,000	17,025
Affirm Holdings, Inc. (C)	6.146	11-15-26		80,000	70,000
Airbnb, Inc. (C)	5.423	03-15-26		105,000	96,705
Alarm.com Holdings, Inc. (C)	5.956	01-15-26		120,000	110,700
Alnylam Pharmaceuticals, Inc.	1.000	09-15-27		130,000	148,590
Axon Enterprise, Inc.	0.500	12-15-27		7,000	11,565
Bandwidth, Inc.	0.250	03-01-26		35,000	31,028
Bentley Systems, Inc.	0.125	01-15-26		95,000	95,523
Beyond Meat, Inc., Zero Coupon	0.000	03-15-27		125,000	20,625
15	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
BILL Holdings, Inc. (C)	5.322	04-01-27	111,000	$96,903
Block, Inc.	0.250	11-01-27	127,000	108,204
Bread Financial Holdings, Inc.	4.250	06-15-28	30,000	49,425
Cable One, Inc.	1.125	03-15-28	45,000	34,371
Cardlytics, Inc.	1.000	09-15-25	55,000	47,850
Carnival Corp.	5.750	12-01-27	38,000	56,753
CenterPoint Energy, Inc.	4.250	08-15-26	370,000	369,260
Cracker Barrel Old Country Store, Inc.	0.625	06-15-26	85,000	75,820
Cytokinetics, Inc.	3.500	07-01-27	50,000	68,050
Dayforce, Inc.	0.250	03-15-26	125,000	116,063
DigitalOcean Holdings, Inc. (C)	6.504	12-01-26	90,000	77,940
DISH Network Corp.	3.375	08-15-26	38,000	23,658
DraftKings Holdings, Inc. (C)	5.223	03-15-28	127,000	105,791
Dropbox, Inc. (C)	1.362	03-01-28	80,000	76,250
Enphase Energy, Inc. (C)	3.539	03-01-28	60,000	53,031
Etsy, Inc.	0.125	09-01-27	290,000	246,007
Etsy, Inc.	0.250	06-15-28	115,000	92,335
Euronet Worldwide, Inc.	0.750	03-15-49	28,000	27,230
Exact Sciences Corp.	0.375	03-15-27	96,000	89,520
Exact Sciences Corp. (D)	1.750	04-15-31	215,000	202,573
Fluor Corp.	1.125	08-15-29	14,000	17,625
Health Catalyst, Inc.	2.500	04-15-25	5,000	4,878
John Bean Technologies Corp.	0.250	05-15-26	81,000	74,083
Lumentum Holdings, Inc.	0.500	06-15-28	75,000	62,550
MP Materials Corp. (D)	0.250	04-01-26	175,000	158,375
NCL Corp., Ltd.	2.500	02-15-27	98,000	93,296
PAR Technology Corp.	1.500	10-15-27	15,000	14,865
Pebblebrook Hotel Trust	1.750	12-15-26	50,000	44,700
Pegasystems, Inc.	0.750	03-01-25	37,000	35,946
PG&E Corp. (D)	4.250	12-01-27	65,000	69,355
Rapid7, Inc.	0.250	03-15-27	110,000	97,969
Redfin Corp.	0.500	04-01-27	70,000	47,950
Shake Shack, Inc. (C)	2.852	03-01-28	15,000	13,575
Shift4 Payments, Inc.	0.500	08-01-27	65,000	64,808
Snap, Inc.	0.125	03-01-28	495,000	387,090
Spotify USA, Inc. (C)	1.638	03-15-26	95,000	92,625
Stem, Inc. (D)	0.500	12-01-28	95,000	29,925
Sunnova Energy International, Inc.	0.250	12-01-26	305,000	231,011
Sunnova Energy International, Inc.	2.625	02-15-28	40,000	25,820
Teladoc Health, Inc.	1.250	06-01-27	74,000	60,958
The Greenbrier Companies, Inc.	2.875	04-15-28	90,000	95,130
Uber Technologies, Inc. (D)	0.875	12-01-28	30,000	36,459
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Uber Technologies, Inc., Zero Coupon	0.000	12-15-25	85,000	$92,438

Unity Software, Inc. (C)	5.957	11-15-26	140,000	122,990
Term loans (J) 2.2%				$2,778,136
(Cost $2,857,470)
Luxembourg 0.1%				125,469
Delta 2 Lux Sarl, 2022 Term Loan B (3 month CME Term SOFR + 2.250%)	7.585	01-15-30	125,000	125,469
United States 2.1%				2,652,667
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B (K)	TBD	12-21-28	99,746	99,974
Aretec Group, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	9.247	08-09-30	99,002	96,810
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	8.611	12-23-26	95,580	95,108
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	10.611	01-31-28	130,000	121,232
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	8.502	02-15-29	61,454	60,928
Berlin Packaging LLC, 2024 Term Loan B (1 and 3 month CME Term SOFR + 3.750%)	9.092	06-09-31	146,250	146,098
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	7.997	02-06-30	99,488	99,441
Cinemark USA, Inc., 2023 Term Loan B (1 and 3 month CME Term SOFR + 3.250%)	8.523	05-24-30	123,441	123,723
Crocs, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 2.250%)	7.568	02-20-29	61,500	61,677
EMRLD Borrower LP, Term Loan B (3 month CME Term SOFR + 2.500%)	7.649	05-31-30	62,121	62,075
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	8.997	03-08-30	113,563	113,492
Hightower Holding LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.748	04-21-28	145,875	146,057
HUB International, Ltd., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	8.225	06-20-30	142,757	142,817
17	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.097	12-15-27	246,287	$246,378
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.997	10-23-28	101,383	101,581
NEP Group, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.250% and 1.500% PIK)	10.111	08-19-26	66,999	62,931
Quikrete Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.747	04-14-31	195,001	195,289
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%)	8.252	07-31-31	125,396	125,500
The Dun & Bradstreet Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.026	01-18-29	140,435	140,588
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	7.843	02-28-31	166,019	166,167
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	8.585	05-06-31	100,000	100,021
Windsor Holdings III LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.000%)	9.311	08-01-30	114,139	114,460

WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.861	04-13-28	111,605	30,320
Collateralized mortgage obligations 3.8%				$4,644,076
(Cost $4,552,681)
Commercial and residential 1.2%				1,498,537
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(L)	3.809	04-25-65	50,000	46,576
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	35,137
Series 2021-BN31, Class C (L)	2.545	02-15-54	30,000	22,702
Series 2022-BNK42, Class AS (L)	4.880	06-15-55	40,000	38,482
BBCMS Mortgage Trust
Series 2023-C20, Class AS (L)	5.973	07-15-56	10,000	10,594
Series 2024-5C25, Class C (L)	6.643	03-15-57	15,000	15,136
Series 2024-5C27, Class C (L)	6.700	07-15-57	15,000	15,185
Series 2024-C26, Class C (L)	6.000	05-15-57	70,000	69,771
Benchmark Mortgage Trust
Series 2020-B16, Class AM (L)	2.944	02-18-53	40,000	35,257
Series 2024-V6, Class C	6.669	03-15-29	15,000	15,093
BRAVO Residential Funding Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NQM1, Class M1 (D)(L)	3.181	05-25-60	129,000	$122,738
Series 2021-NQM1, Class M1 (D)(L)	2.316	02-25-49	100,000	82,161
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(I)	6.951	01-15-34	7,000	6,891
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%) (D)(I)	8.027	05-15-38	50,000	50,062
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (D)(I)	7.877	04-15-26	100,000	98,938
CIM Trust
Series 2021-R4, Class A1 (D)(L)	2.000	05-01-61	54,525	48,592
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (L)	4.029	02-10-47	18,442	17,795
Series 2014-CR15, Class C (L)	4.079	02-10-47	25,000	23,498
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(L)	4.112	05-25-65	100,000	97,847
GS Mortgage Securities Trust
Series 2024-70P, Class A (D)(L)	5.487	03-10-41	100,000	100,104
New Residential Mortgage Loan Trust
Series 2015-2A, Class B4 (D)(L)	5.353	08-25-55	41,622	40,699
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	79,378	78,407
OPG Trust
Series 2021-PORT, Class D (1 month CME Term SOFR + 1.245%) (D)(I)	6.582	10-15-36	19,500	18,970
Verus Securitization Trust
Series 2020-5, Class M1 (D)(L)	2.601	05-25-65	200,000	179,155
Series 2021-5, Class A1 (D)(L)	1.013	09-25-66	61,656	52,318
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (D)	6.192	06-25-69	97,855	98,793
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	52,694
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(L)	3.500	07-25-49	5,363	4,843
WSTN Trust
Series 2023-MAUI, Class B (D)(L)	7.263	07-05-37	20,000	20,099
19	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 2.6%				$3,145,539
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(I)	6.849	10-25-41	178,000	178,699
Series 2021-HQA2, Class M2 (30 day Average SOFR + 2.050%) (D)(I)	7.399	12-25-33	93,062	95,062
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(I)	7.449	09-25-41	180,000	181,217
Series 2021-P011, Class X1 IO	1.773	09-25-45	90,273	10,514
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (D)(I)	8.749	01-25-42	150,000	155,053
Series 2022-DNA6, Class M2 (30 day Average SOFR + 5.750%) (D)(I)	11.099	09-25-42	120,000	133,782
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (D)(I)	8.849	03-25-42	66,650	69,971
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(I)	10.599	03-25-42	540,000	584,534
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(I)	10.848	03-25-43	25,000	27,892
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(I)	12.948	04-25-43	15,000	17,098
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%) (D)(I)	7.299	02-25-44	100,000	100,625
Series 4954, Class SL IO	0.587	02-25-50	917,905	108,126
Series K103, Class X1 IO	0.757	11-25-29	223,254	6,202
Series K105, Class X1 IO	1.643	01-25-30	168,785	11,241
Series K517, Class A2 (L)	5.355	01-25-29	250,000	260,308
Series K737, Class X1 IO	0.740	10-25-26	109,530	1,099
Series K740, Class X1 IO	0.824	09-25-27	97,734	1,835
Series Q014, Class X IO	2.781	10-25-55	91,482	13,944
Federal National Mortgage Association
Series 2016-62, Class SA IO	0.537	09-25-46	198,265	23,143
Series 2019-25, Class SA IO	0.587	06-25-49	1,126,414	129,067
Series 2019-49, Class DS IO	0.687	06-25-43	186,001	21,636
Series 2019-50, Class S IO	0.587	09-25-49	673,704	74,150
Series 2019-68, Class SC IO	0.537	11-25-49	228,134	29,031
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(I)	9.849	01-25-42	150,000	158,438
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(I)	11.599	03-25-42	67,000	$74,035
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%) (D)(I)	8.849	03-25-42	49,000	51,499
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%) (D)(I)	10.599	03-25-42	115,000	124,222
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(I)	9.849	04-25-42	100,000	105,679
Series 2022-R09, Class 2M2 (30 day Average SOFR + 4.750%) (D)(I)	10.098	09-25-42	60,000	65,497
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(I)	10.448	12-25-42	15,000	16,311
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%) (D)(I)	8.699	01-25-43	25,000	26,342
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (D)(I)	9.249	04-25-43	20,000	21,383
Series 2023-R04, Class 1M2 (30 day Average SOFR + 3.550%) (D)(I)	8.898	05-25-43	25,000	26,739
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (D)(I)	8.448	06-25-43	24,000	25,344
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(I)	9.249	07-25-43	15,000	15,805
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (D)(I)	8.598	09-25-43	75,000	78,000
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(I)	8.899	10-25-43	25,000	25,968
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (D)(I)	7.849	02-25-44	45,000	45,954
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%) (D)(I)	6.999	05-25-44	25,000	25,047

Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (D)(I)	7.349	07-25-44	25,000	25,047
21	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 3.4%				$4,211,792
(Cost $4,193,981)
Asset backed securities 3.4%				4,211,792
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	180,597	163,712
Bain Capital Credit CLO, Ltd.
Series 2020-5A, Class DR (3 month CME Term SOFR + 3.600%) (D)(I)	8.882	04-20-34	250,000	251,509
Series 2022-2A, Class D1 (3 month CME Term SOFR + 3.650%) (D)(I)	8.932	04-22-35	250,000	250,402
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class ER (3 month CME Term SOFR + 5.750%) (D)(I)	11.051	01-15-33	250,000	250,012
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	29,475	28,422
Carvana Auto Receivables Trust
Series 2024-N1, Class C (D)	5.800	05-10-30	60,000	61,249
CIM Trust
Series 2021-NR2, Class A1 (5.568% to 3-1-25, then 6.568% thereafter) (D)	5.568	07-25-59	33,086	33,017
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (D)	5.250	02-25-49	60,000	60,385
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	37,327
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (D)	3.668	10-25-49	48,000	45,015
Exeter Automobile Receivables Trust
Series 2023-4A, Class C	6.510	08-15-28	35,000	35,610
Series 2024-3A, Class D	5.980	09-16-30	35,000	35,739
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	181,149
Series 2022-1A, Class D (D)	3.790	06-15-28	55,000	53,303
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%) (D)(I)	7.048	05-20-36	150,000	150,309
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%) (D)(I)	7.478	05-20-36	150,000	150,735
FS Rialto
Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%) (D)(I)	6.703	11-16-36	91,365	90,872
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C (D)	6.380	12-15-28	21,000	21,218
Series 2023-3A, Class D (D)	6.440	05-15-29	20,000	20,545
Golub Capital Partners Static, Ltd.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%) (D)(I)	7.582	04-20-33	250,000	$250,000
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(I)	7.101	07-15-39	100,000	98,270
Hertz Vehicle Financing LLC
Series 2021-2A, Class B (D)	2.120	12-27-27	100,000	92,994
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	92,168
MF1, Ltd.
Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) (D)(I)	7.086	02-19-37	100,000	98,683
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	100,000	91,381
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	100,902	97,637
Progress Residential Trust
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	94,856
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	94,034
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	98,405
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	100,342
Series 2024-SFR3, Class E1 (D)	4.000	06-17-41	100,000	91,515
PRPM LLC
Series 2022-4, Class A1 (5.000% to 8-25-25, then 9.000% thereafter) (D)	5.000	08-25-27	80,382	79,702
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	55,000	56,430
Series 2024-1A, Class A2II (D)	6.268	07-30-54	80,000	82,910
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	30,983
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	91,277
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	97,215
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(I)	7.903	10-15-34	100,000	96,520
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month CME Term SOFR + 3.562%) (D)(I)	8.896	09-10-29	175,000	175,487
VOLT CI LLC
23	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-NP10, Class A1 (4.992% to 4-25-25, then 5.992% thereafter) (D)	4.992	05-25-51	39,352	$39,393
VOLT XCIX LLC
Series 2021-NPL8, Class A1 (5.116% to 3-25-25, then 6.116% thereafter) (D)	5.116	04-25-51	32,519	32,717
VOLT XCV LLC
Series 2021-NPL4, Class A1 (5.240% to 2-25-25, then 6.240% thereafter) (D)	5.240	03-27-51	50,422	50,896
Willis Engine Structured Trust IV
Series 2018-A, Class A (D)	4.750	09-15-43	160,102	157,447

	Shares	Value
Common stocks 0.0%		$8,695
(Cost $20,742)
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (E)(M)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(M)	1,348	8,425

Southcross Holdings GP, Class A (E)(M)	246	0
Preferred securities 1.0%		$1,228,481
(Cost $1,133,092)
Bermuda 0.0%		5,621
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	275	5,621
United States 1.0%		1,222,860
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	241,400
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	240,500
AT&T, Inc., 5.000%	2,805	61,317
Bank of America Corp., 4.250%	800	15,728
Bank of America Corp., 7.250%	92	114,719
Morgan Stanley, 4.250%	1,670	32,565
Morgan Stanley, 6.625%	4,275	114,356
Public Storage, 4.625%	725	15,682
SCE Trust VII, 7.500%	2,425	63,996
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	2,693	69,587
U.S. Cellular Corp., 5.500%	1,807	37,947
U.S. Cellular Corp., 5.500%	2,314	48,594
U.S. Cellular Corp., 6.250%	804	18,162
Wells Fargo & Company, 4.750%	725	15,109
Wells Fargo & Company, 7.500%	109	133,198

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	24

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(M)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(M)	10,820,544	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 9.8%				$12,175,934
(Cost $12,175,909)
U.S. Government 0.1%				124,924
U.S. Treasury Bill	5.197	09-24-24	25,000	24,924
U.S. Treasury Bill	5.244	09-03-24	100,000	100,000

	Yield (%)	Shares	Value
Short-term funds 9.7%			12,051,010
John Hancock Collateral Trust (N)	5.2747(O)	14,069	140,686
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2300(O)	11,910,324	11,910,324

Total investments (Cost $139,094,929) 111.5%	$137,894,388
Other assets and liabilities, net (11.5%)	(14,211,561)
Total net assets 100.0%	$123,682,827

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (10.6)%				$(13,127,434)
(Proceeds received $13,083,481)
U.S. Government Agency (10.6)%				(13,127,434)
Federal National Mortgage Association
15 Yr Pass Thru (A)	2.500	TBA	(225,000)	(208,626)
15 Yr Pass Thru (A)	3.500	TBA	(289,000)	(280,082)
15 Yr Pass Thru (A)	4.500	TBA	(363,000)	(362,220)
30 Yr Pass Thru (A)	2.000	TBA	(992,000)	(809,759)
30 Yr Pass Thru (A)	2.000	TBA	(992,000)	(811,347)
30 Yr Pass Thru (A)	2.500	TBA	(1,679,000)	(1,431,282)
30 Yr Pass Thru (A)	2.500	TBA	(526,000)	(447,655)
30 Yr Pass Thru (A)	4.000	TBA	(1,125,000)	(1,066,860)
30 Yr Pass Thru (A)	4.500	TBA	(2,926,000)	(2,847,478)
30 Yr Pass Thru (A)	5.000	TBA	(1,414,000)	(1,403,671)
30 Yr Pass Thru (A)	5.000	TBA	(1,574,000)	(1,562,687)
30 Yr Pass Thru (A)	6.500	TBA	(1,525,000)	(1,570,214)
Government National Mortgage Association 30 Yr Pass Thru (A)	3.000	TBA	(360,000)	(325,553)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
25	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	26

(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $20,904,961 or 16.9% of the fund’s net assets as of 8-31-24.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	All or a portion of this security is on loan as of 8-31-24.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 8-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
27	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	21	Long	Sep 2024	$1,663,784	$1,656,991	$(6,793)
10-Year Canada Government Bond Futures	20	Long	Dec 2024	1,844,684	1,826,290	(18,394)
10-Year U.S. Treasury Note Futures	111	Long	Dec 2024	12,695,451	12,605,438	(90,013)
2-Year U.S. Treasury Note Futures	40	Long	Dec 2024	8,311,898	8,301,875	(10,023)
5-Year U.S. Treasury Note Futures	139	Long	Dec 2024	15,261,145	15,206,384	(54,761)
Euro SCHATZ Futures	2	Long	Sep 2024	234,612	234,853	241
German Euro BOBL Futures	2	Long	Sep 2024	259,130	260,145	1,015
Ultra 10-Year U.S. Treasury Note Futures	20	Long	Dec 2024	2,367,044	2,348,750	(18,294)
Ultra U.S. Treasury Bond Futures	13	Long	Dec 2024	1,743,189	1,715,188	(28,001)
Euro-BTP Italian Government Bond Futures	20	Short	Sep 2024	(2,612,683)	(2,627,978)	(15,295)
Euro-Buxl Futures	10	Short	Sep 2024	(1,415,972)	(1,486,984)	(71,012)
German Euro BUND Futures	7	Short	Sep 2024	(1,035,223)	(1,036,169)	(946)
U.S. Treasury Long Bond Futures	16	Short	Dec 2024	(1,998,251)	(1,970,000)	28,251
						$(284,025)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	55,000	USD	36,210	CITI	9/18/2024	$1,031	—
AUD	2,245,000	USD	1,521,043	BOA	9/30/2024	—	$(521)
AUD	427,000	USD	289,644	HSBC	9/30/2024	—	(440)
BRL	605,000	USD	107,061	CITI	9/4/2024	285	—
BRL	90,000	USD	17,284	DB	9/4/2024	—	(1,316)
BRL	5,570,000	USD	985,475	GSI	9/4/2024	2,823	—
BRL	24,292,000	USD	4,286,585	HSBC	9/4/2024	23,602	—
BRL	230,000	USD	40,663	JPM	9/4/2024	146	—
BRL	20,830,000	USD	3,759,730	MSI	9/4/2024	—	(63,812)
BRL	254,000	USD	46,325	SSB	9/4/2024	—	(1,257)
BRL	5,913,000	USD	1,071,603	MSI	10/2/2024	—	(25,876)
BRL	275,000	USD	49,526	GSI	12/3/2024	—	(1,218)
CAD	90,000	USD	65,336	HSBC	9/18/2024	1,479	—
CAD	60,000	USD	43,710	MSI	9/18/2024	834	—
CAD	1,795,000	USD	1,331,929	BARC	9/27/2024	1,042	—
CAD	855,000	USD	634,639	MSI	9/27/2024	285	—
CHF	545,000	USD	645,037	HSBC	9/30/2024	—	(1,933)
CLP	16,000,000	USD	16,840	BOA	9/23/2024	665	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	28

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	73,841,000	USD	80,616	MSI	9/23/2024	$173	—
CLP	84,357,000	USD	90,586	SSB	9/23/2024	1,709	—
CLP	292,939,000	USD	322,798	SSB	9/30/2024	—	$(2,329)
CNY	354,000	USD	49,011	BOA	9/19/2024	1,007	—
CNY	255,000	USD	35,251	JPM	9/19/2024	780	—
CNY	502,000	USD	70,400	MSI	9/19/2024	531	—
COP	1,281,000,000	USD	311,356	CITI	9/18/2024	—	(5,664)
COP	348,800,000	USD	86,403	GSI	9/18/2024	—	(3,167)
COP	203,000,000	USD	50,447	MSI	9/18/2024	—	(2,004)
COP	6,139,699,000	USD	1,519,709	CITI	9/30/2024	—	(56,891)
CZK	3,967,000	USD	171,226	BARC	9/18/2024	3,993	—
CZK	790,000	USD	34,103	BOA	9/18/2024	790	—
CZK	750,000	USD	33,252	GSI	9/18/2024	—	(125)
CZK	930,000	USD	39,815	HSBC	9/18/2024	1,263	—
CZK	1,945,000	USD	84,374	JPM	9/18/2024	1,535	—
CZK	7,951,000	USD	346,439	MSI	9/18/2024	4,750	—
CZK	8,890,000	USD	396,587	BOA	9/30/2024	—	(3,814)
EGP	1,945,000	USD	39,210	CITI	10/15/2024	192	—
EGP	973,000	USD	18,658	JPM	10/22/2024	999	—
EGP	972,000	USD	19,096	CITI	10/29/2024	487	—
EGP	2,450,000	USD	48,181	CITI	12/18/2024	232	—
EUR	24,000	USD	26,031	BOA	9/18/2024	516	—
EUR	154,000	USD	170,410	CITI	9/18/2024	—	(68)
EUR	38,000	USD	40,775	GSI	9/18/2024	1,258	—
EUR	70,000	USD	76,782	HSBC	9/18/2024	646	—
EUR	77,000	USD	83,447	JPM	9/18/2024	1,724	—
EUR	139,000	USD	152,398	MSI	9/18/2024	1,352	—
EUR	1,720,000	USD	1,924,157	BARC	9/30/2024	—	(20,605)
EUR	103,000	USD	114,743	BOA	9/30/2024	—	(751)
EUR	285,000	USD	317,239	CITI	9/30/2024	—	(1,824)
GBP	1,223,000	USD	1,616,823	BARC	9/30/2024	—	(10,260)
HUF	40,146,000	USD	111,450	BARC	9/18/2024	1,416	—
HUF	47,000,000	USD	128,438	BOA	9/18/2024	3,697	—
HUF	19,034,000	USD	52,433	GSI	9/18/2024	1,079	—
HUF	15,200,000	USD	41,285	HSBC	9/18/2024	1,448	—
HUF	78,413,000	USD	215,242	MSI	9/18/2024	5,209	—
HUF	549,817,000	USD	1,553,744	HSBC	9/30/2024	—	(8,616)
IDR	1,196,000,000	USD	76,780	CITI	9/18/2024	312	—
IDR	633,000,000	USD	39,207	DB	9/18/2024	1,596	—
IDR	1,378,000,000	USD	87,838	GSI	9/18/2024	986	—
IDR	817,000,000	USD	50,834	HSBC	9/18/2024	1,829	—
IDR	8,127,138,000	USD	497,255	JPM	9/18/2024	26,607	—
29	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
IDR	1,309,000,000	USD	80,887	MSI	9/18/2024	$3,489	—
IDR	541,000,000	USD	34,980	SSB	9/18/2024	—	$(108)
IDR	25,255,143,000	USD	1,623,953	HSBC	9/30/2024	4,377	—
INR	21,993,000	USD	262,474	CITI	9/18/2024	—	(302)
INR	14,960,000	USD	178,322	GSI	9/18/2024	12	—
INR	380,000	USD	4,531	JPM	9/18/2024	—	(1)
INR	17,040,000	USD	203,839	MSI	9/18/2024	—	(710)
INR	22,812,000	USD	271,722	HSBC	9/30/2024	103	—
JPY	91,585,000	USD	638,389	CITI	9/30/2024	—	(9,538)
KRW	103,630,000	USD	75,875	HSBC	9/19/2024	1,679	—
KRW	2,379,551,000	USD	1,783,638	DB	9/30/2024	—	(1,639)
KZT	37,200,000	USD	80,829	GSI	9/18/2024	—	(3,853)
KZT	20,600,000	USD	42,114	CITI	12/18/2024	—	(408)
KZT	18,300,000	USD	39,115	JPM	12/18/2024	—	(2,065)
MXN	2,872,000	USD	157,241	CITI	9/13/2024	—	(11,620)
MXN	3,808,000	USD	206,418	HSBC	9/13/2024	—	(13,339)
MXN	3,354,000	USD	187,351	BARC	9/18/2024	—	(17,423)
MXN	3,470,000	USD	186,031	BOA	9/18/2024	—	(10,227)
MXN	6,247,000	USD	333,757	CITI	9/18/2024	—	(17,257)
MXN	5,382,000	USD	281,913	GSI	9/18/2024	—	(9,238)
MXN	4,648,000	USD	252,373	MSI	9/18/2024	—	(16,886)
MXN	23,279,000	USD	1,206,276	HSBC	9/30/2024	—	(29,041)
MXN	8,030,000	USD	420,904	CITI	11/6/2024	—	(17,096)
MYR	2,306,000	USD	501,970	HSBC	9/18/2024	32,238	—
NGN	44,823,000	USD	27,634	GSI	9/25/2024	—	(57)
NGN	19,135,000	USD	11,922	CITI	10/15/2024	—	(292)
NGN	22,894,000	USD	13,603	CITI	10/24/2024	242	—
NGN	19,135,000	USD	11,479	CITI	1/13/2025	—	(430)
NOK	20,585,000	USD	1,953,449	GSI	9/30/2024	—	(11,408)
NZD	115,000	USD	69,277	MSI	9/18/2024	2,619	—
NZD	298,000	USD	184,860	HSBC	9/30/2024	1,450	—
PEN	123,000	USD	32,887	BARC	9/18/2024	—	(71)
PEN	245,000	USD	64,883	BOA	9/18/2024	481	—
PEN	495,000	USD	132,562	CITI	9/18/2024	—	(501)
PEN	186,000	USD	48,806	DB	9/18/2024	817	—
PEN	142,000	USD	37,916	GSI	9/18/2024	—	(32)
PHP	2,520,000	USD	42,926	BARC	9/18/2024	1,881	—
PHP	2,760,000	USD	47,027	BOA	9/18/2024	2,049	—
PHP	2,040,000	USD	36,299	CITI	9/18/2024	—	(26)
PHP	3,230,000	USD	55,338	JPM	9/18/2024	2,094	—
PHP	26,811,000	USD	477,744	HSBC	9/30/2024	—	(1,019)
PLN	617,000	USD	156,050	BARC	9/18/2024	3,193	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	30

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PLN	495,000	USD	123,704	CITI	9/18/2024	$4,052	—
PLN	170,000	USD	44,076	HSBC	9/18/2024	—	$(200)
PLN	85,000	USD	21,556	JPM	9/18/2024	382	—
PLN	3,581,000	USD	887,071	MSI	9/18/2024	37,154	—
PLN	2,476,000	USD	645,515	BOA	9/30/2024	—	(6,604)
RON	1,351,000	USD	293,794	BARC	9/18/2024	6,261	—
RON	534,000	USD	116,848	CITI	9/18/2024	1,751	—
RON	95,000	USD	20,838	GSI	9/18/2024	261	—
SEK	16,384,000	USD	1,607,804	BARC	9/30/2024	—	(10,004)
SGD	45,000	USD	33,327	BARC	9/18/2024	1,187	—
SGD	65,000	USD	48,068	HSBC	9/18/2024	1,786	—
SGD	45,000	USD	33,500	JPM	9/18/2024	1,014	—
SGD	90,000	USD	67,284	MSI	9/18/2024	1,744	—
SGD	835,000	USD	641,778	BOA	9/30/2024	—	(892)
THB	20,241,000	USD	555,177	BARC	9/18/2024	43,574	—
THB	2,861,000	USD	82,841	HSBC	9/18/2024	1,790	—
THB	1,200,000	USD	32,914	MSI	9/18/2024	2,583	—
TRY	3,030,000	USD	84,791	BARC	9/18/2024	2,520	—
TRY	2,687,000	USD	75,884	BOA	9/18/2024	1,542	—
TRY	6,180,000	USD	173,389	GSI	9/18/2024	4,691	—
TRY	1,050,000	USD	29,627	JPM	9/18/2024	630	—
TRY	6,261,000	USD	177,291	MSI	9/18/2024	3,122	—
TRY	7,508,000	USD	212,270	HSBC	9/30/2024	1,058	—
USD	29,361	AUD	45,000	HSBC	9/18/2024	—	(1,109)
USD	39,662	AUD	60,000	MSI	9/18/2024	—	(964)
USD	626,478	AUD	920,000	BARC	9/30/2024	3,368	—
USD	5,365,996	AUD	7,920,000	BOA	9/30/2024	1,839	—
USD	311,847	AUD	460,000	HSBC	9/30/2024	292	—
USD	109,151	BRL	605,000	CITI	9/4/2024	1,805	—
USD	15,912	BRL	90,000	DB	9/4/2024	—	(57)
USD	1,027,197	BRL	5,570,000	GSI	9/4/2024	38,900	—
USD	4,307,528	BRL	24,292,000	HSBC	9/4/2024	—	(2,659)
USD	42,507	BRL	230,000	JPM	9/4/2024	1,697	—
USD	3,715,205	BRL	20,830,000	MSI	9/4/2024	19,289	—
USD	19,509	BRL	111,000	SSB	9/4/2024	—	(186)
USD	2,391,127	BRL	13,194,000	MSI	10/2/2024	57,738	—
USD	25,342	CAD	35,000	CITI	9/18/2024	—	(642)
USD	83,837	CAD	115,000	GSI	9/18/2024	—	(1,538)
USD	1,640,611	CAD	2,211,000	BARC	9/27/2024	—	(1,283)
USD	1,612,751	CHF	1,363,000	BOA	9/30/2024	4,402	—
USD	18,807	CLP	17,800,000	BOA	9/23/2024	—	(668)
USD	49,119	CLP	45,100,000	GSI	9/23/2024	—	(225)
31	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	66,299	CLP	60,531,000	HSBC	9/23/2024	$72	—
USD	179,620	CLP	167,163,000	SSB	9/23/2024	—	$(3,272)
USD	800,327	CLP	733,868,000	CITI	9/30/2024	—	(2,509)
USD	40,519	CNY	287,000	BARC	9/19/2024	—	(33)
USD	41,977	CNY	305,000	MSI	9/19/2024	—	(1,118)
USD	1,245,336	CNY	8,840,000	BOA	9/30/2024	—	(5,163)
USD	68,617	COP	272,821,000	BOA	9/18/2024	3,512	—
USD	544,158	COP	2,274,508,000	CITI	9/18/2024	1,378	—
USD	22,759	COP	92,000,000	MSI	9/18/2024	805	—
USD	26,877	COP	108,300,000	SSB	9/18/2024	1,032	—
USD	2,979,052	COP	12,037,927,000	CITI	9/30/2024	110,953	—
USD	165,764	CZK	3,840,000	BARC	9/18/2024	—	(3,846)
USD	44,129	CZK	1,020,000	CITI	9/18/2024	—	(923)
USD	57,326	CZK	1,290,000	GSI	9/18/2024	348	—
USD	44,117	CZK	1,030,000	HSBC	9/18/2024	—	(1,377)
USD	23,042	CZK	520,000	JPM	9/18/2024	74	—
USD	168,051	CZK	3,900,000	MSI	9/18/2024	—	(4,209)
USD	989,363	CZK	22,168,000	BARC	9/30/2024	9,951	—
USD	74,668	EUR	69,000	BARC	9/18/2024	—	(1,654)
USD	116,790	EUR	107,000	BOA	9/18/2024	—	(1,566)
USD	67,601	EUR	62,000	CITI	9/18/2024	—	(978)
USD	66,659	EUR	62,000	GSI	9/18/2024	—	(1,920)
USD	62,414	EUR	57,000	JPM	9/18/2024	—	(634)
USD	194,128	EUR	178,000	MSI	9/18/2024	—	(2,759)
USD	4,885,345	EUR	4,367,000	BARC	9/30/2024	52,314	—
USD	639,173	EUR	572,000	CITI	9/30/2024	6,131	—
USD	15,282	GBP	12,000	JPM	9/18/2024	—	(480)
USD	32,980	GBP	25,000	MSI	9/18/2024	143	—
USD	1,123,712	GBP	850,000	BARC	9/30/2024	7,131	—
USD	645,444	GBP	489,000	HSBC	9/30/2024	3,082	—
USD	85,362	HUF	30,515,000	BARC	9/18/2024	—	(428)
USD	17,012	HUF	6,200,000	BOA	9/18/2024	—	(418)
USD	89,181	HUF	32,304,000	CITI	9/18/2024	—	(1,639)
USD	3,812	HUF	1,400,000	GSI	9/18/2024	—	(124)
USD	55,752	HUF	19,686,000	HSBC	9/18/2024	407	—
USD	8,087	HUF	2,900,000	JPM	9/18/2024	—	(66)
USD	206,191	HUF	76,264,000	MSI	9/18/2024	—	(8,218)
USD	625,602	HUF	221,432,000	BOA	9/30/2024	3,321	—
USD	229,822	IDR	3,685,000,000	CITI	9/18/2024	—	(7,707)
USD	144,988	IDR	2,323,000,000	DB	9/18/2024	—	(4,750)
USD	82,796	IDR	1,284,000,000	GSI	9/18/2024	31	—
USD	203,254	IDR	3,246,656,000	MSI	9/18/2024	—	(6,019)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	32

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	89,301	IDR	1,444,667,000	SCB	9/18/2024	—	$(3,820)
USD	695,861	IDR	10,758,007,000	CITI	9/30/2024	$2,236	—
USD	640,125	IDR	9,955,000,000	HSBC	9/30/2024	—	(1,725)
USD	540,506	ILS	1,985,000	CITI	9/30/2024	—	(5,855)
USD	312,276	ILS	1,135,000	MSI	9/30/2024	—	(127)
USD	166,956	INR	13,980,000	CITI	9/18/2024	305	—
USD	260,790	INR	21,844,000	JPM	9/18/2024	393	—
USD	41,498	INR	3,480,000	MSI	9/18/2024	14	—
USD	678,011	INR	56,937,000	HSBC	9/30/2024	—	(443)
USD	2,958,229	JPY	425,049,000	HSBC	9/30/2024	39,711	—
USD	34,089	KRW	47,070,000	CITI	9/19/2024	—	(1,137)
USD	40,974	KRW	56,560,000	MSI	9/19/2024	—	(1,354)
USD	642,208	KRW	850,669,000	CITI	9/30/2024	5,159	—
USD	362,079	KRW	483,050,000	DB	9/30/2024	333	—
USD	56,235	KZT	26,900,000	BOA	9/18/2024	573	—
USD	21,985	KZT	10,300,000	JPM	9/18/2024	672	—
USD	37,771	KZT	18,300,000	BOA	12/18/2024	721	—
USD	370,377	MXN	6,680,000	CITI	9/13/2024	31,678	—
USD	64,842	MXN	1,250,000	BARC	9/18/2024	1,511	—
USD	38,996	MXN	720,000	BOA	9/18/2024	2,517	—
USD	27,460	MXN	520,000	CITI	9/18/2024	1,114	—
USD	154,065	MXN	2,903,000	GSI	9/18/2024	6,987	—
USD	699,693	MXN	13,154,000	HSBC	9/18/2024	33,254	—
USD	110,808	MXN	2,080,000	JPM	9/18/2024	5,425	—
USD	401,100	MXN	7,630,000	MSI	9/18/2024	14,532	—
USD	778,330	MXN	15,121,000	BOA	9/30/2024	13,651	—
USD	1,348,306	MXN	26,006,000	HSBC	9/30/2024	33,166	—
USD	441,863	MXN	8,030,000	MSI	11/6/2024	38,055	—
USD	315,856	MYR	1,412,000	HSBC	9/18/2024	—	(11,248)
USD	325,233	MYR	1,420,000	HSBC	9/30/2024	—	(4,094)
USD	28,262	NGN	44,823,000	JPM	9/25/2024	684	—
USD	4,000,530	NOK	42,138,000	GSI	9/30/2024	25,124	—
USD	113,050	NZD	185,000	CITI	9/18/2024	—	(2,610)
USD	26,824	NZD	45,000	JPM	9/18/2024	—	(1,310)
USD	5,779,661	NZD	9,317,000	HSBC	9/30/2024	—	(45,341)
USD	73,875	NZD	119,000	MSI	9/30/2024	—	(524)
USD	132,682	PEN	500,000	BARC	9/18/2024	—	(714)
USD	130,584	PEN	494,000	BOA	9/18/2024	—	(1,210)
USD	85,209	PEN	321,000	CITI	9/18/2024	—	(431)
USD	160,445	PEN	609,000	DB	9/18/2024	—	(2,031)
USD	22,524	PEN	85,000	GSI	9/18/2024	—	(153)
USD	45,570	PHP	2,680,000	BOA	9/18/2024	—	(2,082)
33	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	157,334	PHP	9,230,000	CITI	9/18/2024	—	$(6,784)
USD	1,192,064	PHP	67,261,000	MSI	9/30/2024	—	(3,900)
USD	53,156	PLN	205,000	CITI	9/18/2024	$247	—
USD	90,545	PLN	350,000	GSI	9/18/2024	212	—
USD	300,521	PLN	1,183,000	JPM	9/18/2024	—	(4,803)
USD	231,192	PLN	916,000	MSI	9/18/2024	—	(5,220)
USD	1,604,873	PLN	6,153,000	MSI	9/30/2024	17,144	—
USD	39,900	RON	185,000	BARC	9/18/2024	—	(1,188)
USD	78,808	RON	355,000	CITI	9/18/2024	—	(37)
USD	316,973	RON	1,457,000	GSI	9/18/2024	—	(6,625)
USD	73,589	RON	335,000	JPM	9/18/2024	—	(813)
USD	91,798	RON	423,000	MSI	9/18/2024	—	(2,150)
USD	1,002,228	SEK	10,213,000	BARC	9/30/2024	6,236	—
USD	645,478	SEK	6,582,000	GSI	9/30/2024	3,588	—
USD	148,744	SGD	200,000	MSI	9/18/2024	—	(4,652)
USD	1,605,610	SGD	2,088,000	MSI	9/30/2024	3,011	—
USD	89,127	THB	3,040,000	BARC	9/18/2024	—	(800)
USD	32,957	THB	1,210,000	CITI	9/18/2024	—	(2,837)
USD	9,372	THB	330,000	GSI	9/18/2024	—	(389)
USD	44,487	THB	1,510,000	HSBC	9/18/2024	—	(180)
USD	46,741	THB	1,710,000	JPM	9/18/2024	—	(3,842)
USD	20,262	THB	720,000	MSI	9/18/2024	—	(1,036)
USD	119,501	TRY	4,235,000	BARC	9/18/2024	—	(2,533)
USD	93,794	TRY	3,282,000	BOA	9/18/2024	—	(778)
USD	51,230	TRY	1,800,000	CITI	9/18/2024	—	(638)
USD	20,242	TRY	715,000	JPM	9/18/2024	—	(361)
USD	251,150	TRY	8,771,000	MSI	9/18/2024	—	(1,592)
USD	85,185	TRY	3,015,000	CITI	9/30/2024	—	(482)
USD	56,817	UYU	2,295,000	HSBC	9/18/2024	—	(1,090)
USD	55,907	UYU	2,294,000	HSBC	12/18/2024	—	(9,285)
USD	33,368	ZAR	610,000	BOA	9/18/2024	—	(807)
USD	150,082	ZAR	2,712,000	GSI	9/18/2024	—	(1,856)
USD	63,155	ZAR	1,130,000	HSBC	9/18/2024	—	(152)
USD	202,907	ZAR	3,796,000	JPM	9/18/2024	—	(9,762)
USD	167,204	ZAR	3,060,000	MSI	9/18/2024	—	(4,232)
USD	632,237	ZAR	11,226,000	GSI	9/30/2024	3,927	—
USD	1,602,608	ZAR	28,480,000	HSBC	9/30/2024	8,605	—
UYU	1,182,000	USD	29,125	CITI	9/18/2024	699	—
ZAR	3,836,000	USD	209,694	BARC	9/18/2024	5,217	—
ZAR	1,403,000	USD	78,330	CITI	9/18/2024	273	—
ZAR	633,000	USD	34,403	JPM	9/18/2024	1,061	—
ZAR	2,432,000	USD	133,036	MSI	9/18/2024	3,217	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	34

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	28,078,000	USD	1,579,987	HSBC	9/30/2024	—	$(8,484)
						$915,401	$(649,436)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	71,620,000	NOK	NOK NIBOR NIBR	Fixed 3.740%	Annual	Semi-Annual	Jun 2026	—	$(38,656)	$(38,656)
Centrally cleared	2,780,000	AUD	AUD BBR BBSW	Fixed 3.470%	Quarterly	Quarterly	Sep 2026	$20	(9,156)	(9,136)
Centrally cleared	1,040,000	PLN	PLN WIBOR WIBO	Fixed 5.014%	Annual	Semi-Annual	Sep 2026	—	41	41
Centrally cleared	26,195,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(1,490)	(14,860)	(16,350)
Centrally cleared	6,515,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	(1,747)	(1,747)
Centrally cleared	3,020,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(355)	26,718	26,363
Centrally cleared	18,800,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(70,324)	(70,324)
Centrally cleared	7,190,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(27,846)	(27,846)
Centrally cleared	11,730,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(45,340)	(45,340)
Centrally cleared	9,520,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(31,908)	(31,908)
Centrally cleared	9,520,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(29,886)	(29,886)
Centrally cleared	18,910,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(21,707)	(21,707)
Centrally cleared	3,450,000	SEK	Fixed 2.310%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2029	(86)	(2,693)	(2,779)
Centrally cleared	122,615,000	INR	Fixed 6.219%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2029	—	(9,849)	(9,849)
Centrally cleared	124,740,000	INR	Fixed 6.139%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2029	420	(5,434)	(5,014)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	5,491	5,491
Centrally cleared	126,090,000	INR	Fixed 6.070%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2029	—	(704)	(704)
Centrally cleared	1,860,000	CNY	Fixed 1.790%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Dec 2029	—	768	768
Centrally cleared	18,755,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	263	(92,264)	(92,001)
Centrally cleared	13,350,000	MXN	MXN TIIE Banxico	Fixed 8.852%	Monthly	Monthly	Dec 2033	—	(10,256)	(10,256)
Centrally cleared	125,000	USD	Fixed 3.825%	USD Compounded SOFR	Annual	Annual	Feb 2034	—	(3,796)	(3,796)
Centrally cleared	942,305,000	KRW	Fixed 3.493%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(33,251)	(33,251)
Centrally cleared	942,305,000	KRW	Fixed 3.460%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(31,344)	(31,344)
Centrally cleared	10,360,000	SEK	Fixed 2.630%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2034	(2,092)	(28,618)	(30,710)
35	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,050,000	ZAR	Fixed 9.207%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Sep 2034	—	$(1,952)	$(1,952)
Centrally cleared	16,870,000	ZAR	Fixed 8.910%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Sep 2034	—	(12,351)	(12,351)
Centrally cleared	1,330,000	ZAR	Fixed 8.559%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Sep 2034	—	804	804
Centrally cleared	17,080,000	CZK	Fixed 3.400%	CZK PRIBOR PRBO	Annual	Semi-Annual	Sep 2034	—	9,189	9,189
Centrally cleared	1,120,000	CHF	Fixed 1.009%	CHF SARON Compounded OIS	Annual	Annual	Sep 2029	—	(8,574)	(8,574)
Centrally cleared	1,160,000	CHF	Fixed 0.885%	CHF SARON Compounded OIS	Annual	Annual	Sep 2034	—	(791)	(791)
Centrally cleared	3,230,000	SEK	Fixed 2.470%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2054	$2,182	(23,028)	(20,846)
								$(1,138)	$(513,324)	$(514,462)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Emirate of Abu Dhabi	500,000	USD	$500,000	1.000%	Quarterly	Jun 2029	$(13,481)	$(1,317)	$(14,798)
BARC	Emirate of Abu Dhabi	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(13,627)	(1,171)	(14,798)
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	10,859	(974)	9,885
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	9,570	315	9,885
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	9,932	(47)	9,885
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	9,285	600	9,885
BARC	Kingdom of Morocco	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(2,106)	(1,718)	(3,824)
BARC	Kingdom of Saudi Arabia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,900)	(120)	(11,020)
BARC	People’s Republic of China	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(7,948)	(2,400)	(10,348)
BARC	Petroleo Brasileiro SA	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	13,272	(272)	13,000
BARC	Petroleo Brasileiro SA	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	13,219	(219)	13,000
BARC	Petroleo Brasileiro SA	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	13,261	(261)	13,000
BARC	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,843)	(1,061)	(11,904)
BARC	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,770)	(1,134)	(11,904)
BARC	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,989)	(915)	(11,904)
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(6,307)	(1,836)	(8,143)
BARC	Republic of Peru	335,000	USD	335,000	1.000%	Quarterly	Jun 2029	(4,404)	(307)	(4,711)
BARC	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(6,116)	(888)	(7,004)
BARC	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(13,627)	(1,191)	(14,818)
BOA	Republic of South Africa	1,290,000	USD	1,290,000	1.000%	Quarterly	Dec 2028	67,776	(37,272)	30,504
BOA	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	15,849	180	16,029
GSI	Republic of Indonesia	1,200,000	USD	1,200,000	1.000%	Quarterly	Dec 2028	(11,143)	(9,644)	(20,787)
GSI	Republic of Indonesia	900,000	USD	900,000	1.000%	Quarterly	Jun 2029	(11,193)	(3,464)	(14,657)
GSI	Republic of South Africa	85,000	USD	85,000	1.000%	Quarterly	Jun 2029	4,364	(1,536)	2,828
GSI	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(13,504)	(1,314)	(14,818)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	36

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	United Mexican States	500,000	USD	$500,000	1.000%	Quarterly	Jun 2029	$756	$1,164	$1,920
JPM	Government of Malaysia	1,650,000	USD	1,650,000	1.000%	Quarterly	Jun 2029	(39,069)	(9,422)	(48,491)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(4,601)	(5,839)	(10,440)
MSI	United Mexican States	1,210,000	USD	1,210,000	1.000%	Quarterly	Dec 2028	(1,144)	355	(789)
MSI	Emirate of Abu Dhabi	1,445,000	USD	1,445,000	1.000%	Quarterly	Jun 2029	(37,436)	(5,329)	(42,765)
MSI	Kingdom of Saudi Arabia	935,000	USD	935,000	1.000%	Quarterly	Jun 2029	(19,545)	(1,063)	(20,608)
MSI	People’s Republic of China	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(8,661)	(1,687)	(10,348)
MSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	17,448	(1,419)	16,029
MSI	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(6,277)	(1,866)	(8,143)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(5,763)	(1,268)	(7,031)
MSI	Republic of South Africa	725,000	USD	725,000	1.000%	Quarterly	Jun 2029	36,258	(12,138)	24,120
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	19,947	(3,312)	16,635
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	21,817	(5,182)	16,635
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	20,359	(3,724)	16,635
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	18,465	(1,830)	16,635
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	17,721	(1,059)	16,662
MSI	State of Qatar	1,860,000	USD	1,860,000	1.000%	Quarterly	Jun 2029	(48,593)	(6,529)	(55,122)
MSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	862	1,058	1,920
				$29,225,000				$2,973	$(127,056)	$(124,083)
Centrally cleared	CDX.EM.40	7,380,000	USD	7,380,000	1.000%	Quarterly	Dec 2028	304,388	(176,273)	128,115
Centrally cleared	CDX.EM.IG.40	2,410,000	USD	2,410,000	1.000%	Quarterly	Dec 2028	(27,366)	(14,786)	(42,152)
Centrally cleared	CDX.EM.41	5,465,000	USD	5,465,000	1.000%	Quarterly	Jun 2029	139,357	(6,712)	132,645
Centrally cleared	CDX.NA.HY.42	1,295,000	USD	1,295,000	5.000%	Quarterly	Jun 2029	(88,522)	(17,109)	(105,631)
Centrally cleared	CDX.NA.IG.42	28,205,000	USD	28,205,000	1.000%	Quarterly	Jun 2029	(594,499)	(88,997)	(683,496)
Centrally cleared	iTraxx Europe Crossover Series 41 Version 1	720,000	EUR	800,910	5.000%	Quarterly	Jun 2029	(69,399)	(7,541)	(76,940)
Centrally cleared	iTraxx Europe Senior Financials Series 41 Version 1	3,865,000	EUR	4,304,975	1.000%	Quarterly	Jun 2029	(76,328)	(8,191)	(84,519)
Centrally cleared	iTraxx Europe Series 41 Version 1	4,625,000	EUR	5,140,856	1.000%	Quarterly	Jun 2029	(108,569)	(10,751)	(119,320)
Centrally cleared	iTraxx Europe Sub Financials Series 41 Version 1	985,000	EUR	1,095,605	1.000%	Quarterly	Jun 2029	3,496	(2,166)	1,330
				$56,097,346				$(517,442)	$(332,526)	$(849,968)
				$85,322,346				$(514,469)	$(459,582)	$(974,051)

37	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.939%	155,000	EUR	$169,826	5.000%	Quarterly	Dec 2028	$23,023	$6,789	$29,812
BOA	Anglo American Capital PLC	0.939%	155,000	EUR	170,306	5.000%	Quarterly	Dec 2028	22,919	6,893	29,812
GSI	CMBX.NA.BBB-.14	7.465%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,053)	(727)	(4,780)
					$365,132				$41,889	$12,955	$54,844

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	940,000	Dec 2024	GSI	—	$(5,575)	$(5,575)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,615,000	Sep 2024	JPM	—	(54,277)	(54,277)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	860,000	Dec 2024	JPM	—	(18,762)	(18,762)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	435,000	Dec 2024	JPM	—	(4,276)	(4,276)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,535,000	Dec 2024	JPM	—	(22,865)	(22,865)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	910,000	Dec 2024	JPM	—	(23,282)	(23,282)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,795,000	Dec 2024	MSI	—	(212,497)	(212,497)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	440,000	Dec 2024	MSI	—	211	211
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	440,000	Dec 2024	MSI	—	3,134	3,134
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	840,000	Dec 2024	MSI	—	(4,046)	(4,046)
								—	$(342,235)	$(342,235)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	38

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	3,910,000	USD	$3,910,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$14,036	$14,036
CITI	1,260,000	USD	1,260,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(2,640)	(2,640)
CITI	1,170,000	USD	1,170,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(82)	(2,369)	(2,451)
CITI	1,155,000	USD	1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(68,431)	(68,431)
			$7,495,000						$(82)	$(59,404)	$(59,486)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
39	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $126,799,538. Net unrealized depreciation aggregated to $3,886,034, of which $3,884,855 related to gross unrealized appreciation and $7,770,889 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	40

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $138,954,232) including $136,216 of securities loaned	$137,753,702
Affiliated investments, at value (Cost $140,697)	140,686
Total investments, at value (Cost $139,094,929)	137,894,388
Swap contracts, at value (net unamortized upfront payment of $366,962)	332,097
Receivable for centrally cleared swaps	23,783
Unrealized appreciation on forward foreign currency contracts	915,401
Foreign currency, at value (Cost $17,425)	11,492
Dividends and interest receivable	1,172,039
Receivable for fund shares sold	199,156
Receivable for investments sold	215,996
Receivable for delayed delivery securities sold	20,123,545
Receivable for securities lending income	172
Other assets	68,473
Total assets	160,956,542
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $13,083,481)	13,127,434
Unrealized depreciation on forward foreign currency contracts	649,436
Swap contracts, at value (net unamortized upfront payment of $322,182)	803,057
Payable for futures variation margin	91,261
Due to custodian	863
Payable for collateral on OTC derivatives	70,000
Payable for investments purchased	169,394
Payable for delayed delivery securities purchased	21,910,063
Payable for fund shares repurchased	87,739
Payable upon return of securities loaned	140,715
Payable to affiliates
Accounting and legal services fees	4,037
Transfer agent fees	4,887
Trustees’ fees	117
Other liabilities and accrued expenses	214,712
Total liabilities	37,273,715
Net assets	$123,682,827
Net assets consist of
Paid-in capital	$215,319,333
Total distributable earnings (loss)	(91,636,506)
Net assets	$123,682,827

41	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($32,588,665 ÷ 2,663,097 shares)[1]	$12.24
Class C ($1,025,751 ÷ 84,131 shares)[1]	$12.19
Class I ($15,177,482 ÷ 1,238,854 shares)	$12.25
Class R6 ($13,337,934 ÷ 1,088,176 shares)	$12.26
Class 1 ($61,552,995 ÷ 5,027,486 shares)	$12.24
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$12.75

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	42

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Interest	$6,287,781
Dividends	900,978
Securities lending	784
Less foreign taxes withheld	(20,345)
Total investment income	7,169,198
Expenses
Investment management fees	805,086
Distribution and service fees	127,930
Accounting and legal services fees	24,554
Transfer agent fees	62,706
Trustees’ fees	3,466
Custodian fees	141,149
State registration fees	73,790
Printing and postage	19,079
Professional fees	132,611
Other	20,885
Total expenses	1,411,256
Less expense reductions	(229,523)
Net expenses	1,181,733
Net investment income	5,987,465
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,815,647)
Affiliated investments	(10)
Futures contracts	1,112,831
Forward foreign currency contracts	(346,729)
Swap contracts	(2,684,282)
(3,733,837)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,095,666
Affiliated investments	(11)
Futures contracts	(630,255)
Forward foreign currency contracts	234,654
Swap contracts	12,085
5,712,139
Net realized and unrealized gain	1,978,302
Increase in net assets from operations	$7,965,767
43	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$5,987,465	$4,862,377
Net realized loss	(3,733,837)	(12,652,402)
Change in net unrealized appreciation (depreciation)	5,712,139	13,202,332
Increase in net assets resulting from operations	7,965,767	5,412,307
Distributions to shareholders
From earnings
Class A	(262,375)	(1,503,353)
Class C	(3,695)	(51,526)
Class I	(186,171)	(229,258)
Class R6	(98,085)	(34,323)
Class 1	(627,771)	(2,431,202)
Total distributions	(1,178,097)	(4,249,662)
From fund share transactions	(7,730,338)	9,928,065
Total increase (decrease)	(942,668)	11,090,710
Net assets
Beginning of year	124,625,495	113,534,785
End of year	$123,682,827	$124,625,495
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	44

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$11.58	$11.44	$13.66	$13.52
Net investment income[2]	0.54	0.47	0.35	0.07
Net realized and unrealized gain (loss) on investments	0.21	0.10	(2.30)	0.07
Total from investment operations	0.75	0.57	(1.95)	0.14
Less distributions
From net investment income	(0.09)	(0.43)	(0.27)	—
Net asset value, end of period	$12.24	$11.58	$11.44	$13.66
Total return (%)[3,4]	6.53	5.31	(14.51)	1.04[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$36	$41	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	1.42	1.39	1.53[7]
Expenses including reductions	1.17	1.17	1.17	1.16[7]
Net investment income	4.62	4.11	2.88	2.22[7]
Portfolio turnover (%)	90	92	142[8]	61[9]

[1]	The inception date for Class A shares is 6-4-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
45	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$11.57	$11.46	$13.64	$13.52
Net investment income[2]	0.46	0.38	0.26	0.05
Net realized and unrealized gain (loss) on investments	0.19	0.12	(2.32)	0.07
Total from investment operations	0.65	0.50	(2.06)	0.12
Less distributions
From net investment income	(0.03)	(0.39)	(0.12)	—
Net asset value, end of period	$12.19	$11.57	$11.46	$13.64
Total return (%)[3,4]	5.64	4.54	(15.15)	0.89[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10	2.17	2.14	2.28[7]
Expenses including reductions	1.92	1.92	1.92	1.91[7]
Net investment income	3.92	3.36	2.12	1.52[7]
Portfolio turnover (%)	90	92	142[8]	61[9]

[1]	The inception date for Class C shares is 6-4-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	46

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$11.59	$11.43	$13.67	$13.52
Net investment income[2]	0.57	0.51	0.38	0.07
Net realized and unrealized gain (loss) on investments	0.21	0.10	(2.31)	0.08
Total from investment operations	0.78	0.61	(1.93)	0.15
Less distributions
From net investment income	(0.12)	(0.45)	(0.31)	—
Net asset value, end of period	$12.25	$11.59	$11.43	$13.67
Total return (%)[3]	6.72	5.54	(14.24)	1.11[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$19	$7	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.17	1.14	1.28[6]
Expenses including reductions	0.92	0.92	0.92	0.91[6]
Net investment income	4.88	4.49	3.03	2.11[6]
Portfolio turnover (%)	90	92	142[7]	61[8]

[1]	The inception date for Class I shares is 6-4-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
47	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$11.59	$11.43	$13.68	$13.52
Net investment income[2]	0.59	0.53	0.37	0.08
Net realized and unrealized gain (loss) on investments	0.20	0.08	(2.28)	0.08
Total from investment operations	0.79	0.61	(1.91)	0.16
Less distributions
From net investment income	(0.12)	(0.45)	(0.34)	—
Net asset value, end of period	$12.26	$11.59	$11.43	$13.68
Total return (%)[3]	6.90	5.60	(14.16)	1.18[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$4	$1	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.06	1.03	1.18[5]
Expenses including reductions	0.81	0.81	0.81	0.81[5]
Net investment income	5.01	4.64	2.80	2.49[5]
Portfolio turnover (%)	90	92	142[6]	61[7]

[1]	The inception date for Class R6 shares is 6-4-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	48

CLASS 1 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.58	$11.42	$13.67	$13.98	$13.27
Net investment income[1]	0.58	0.50	0.38	0.36	0.23
Net realized and unrealized gain (loss) on investments	0.20	0.11	(2.30)	0.03	0.94
Total from investment operations	0.78	0.61	(1.92)	0.39	1.17
Less distributions
From net investment income	(0.12)	(0.45)	(0.33)	(0.70)	(0.46)
Net asset value, end of period	$12.24	$11.58	$11.42	$13.67	$13.98
Total return (%)[2]	6.78	5.58	(14.23)	2.84	9.15
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$64	$63	$36	$41
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.10	1.08	1.22	1.66[3]
Expenses including reductions	0.85	0.85	0.85	0.85	0.96[3]
Net investment income	4.93	4.44	3.16	2.62	1.77
Portfolio turnover (%)	90	92	142[4]	61	224[5]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.09% for the year ended August 31, 2020.
[4]	Excludes merger activity.
[5]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
49	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Opportunistic Fixed Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Opportunistic Fixed Income Fund	50

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$48,448,697	—	$48,448,697	—
Foreign government obligations	44,399,538	—	44,399,538	—
Corporate bonds	14,670,712	—	14,670,712	—
Convertible bonds	5,328,281	—	5,328,281	—
Term loans	2,778,136	—	2,778,136	—
Collateralized mortgage obligations	4,644,076	—	4,644,076	—
Asset backed securities	4,211,792	—	4,211,792	—
Common stocks	8,695	—	—	$8,695
Preferred securities	1,228,481	$1,228,481	—	—
Escrow certificates	46	—	—	46
Short-term investments	12,175,934	12,051,010	124,924	—
Total investments in securities	$137,894,388	$13,279,491	$124,606,156	$8,741
Liabilities
Sale commitments outstanding	$(13,127,434)	—	$(13,127,434)	—
51	JOHN HANCOCK Opportunistic Fixed Income Fund |

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$29,507	$29,507	—	—
Forward foreign currency contracts	915,401	—	$915,401	—
Swap contracts	636,843	—	636,843	—
Liabilities
Futures	(313,532)	(313,532)	—	—
Forward foreign currency contracts	(649,436)	—	(649,436)	—
Swap contracts	(2,472,233)	—	(2,472,233)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
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Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses
53	JOHN HANCOCK Opportunistic Fixed Income Fund |

generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $136,216 and received $140,715 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an
| JOHN HANCOCK Opportunistic Fixed Income Fund	54

aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $3,865.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $25,653,466 and a long-term capital loss carryforward of $63,690,189 available to offset future net realized capital gains. These carryforwards do not expire. Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$1,178,097	$4,249,662
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $1,757,764 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, amortization and accretion on debt securities, wash sale loss deferrals and derivative transactions.
55	JOHN HANCOCK Opportunistic Fixed Income Fund |

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use
| JOHN HANCOCK Opportunistic Fixed Income Fund	56

of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2024, the fund used futures contracts to manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $51.3 million to $114.3 million as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $89.6 million to $120.0 million as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree
57	JOHN HANCOCK Opportunistic Fixed Income Fund |

or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the year ended August 31, 2024, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging from $34.8 million to $58.7 million as measured at each quarter end.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended August 31, 2024, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $44.8 million to $85.3 million as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the year ended August 31, 2024, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $275,000 to $414,000 as measured at each quarter end.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
| JOHN HANCOCK Opportunistic Fixed Income Fund	58

During the year ended August 31, 2024, the fund used inflation swaps to manage exposure to inflation risk. The fund held inflation swaps with total USD notional amounts ranging from $7.5 million to $11.5 million as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended August 31, 2024, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $11.1 million to $18.9 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$29,507	$(313,532)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	915,401	(649,436)
Credit	Swap contracts, at value[2]	Credit default swaps	576,806	(1,496,013)
Interest rate	Swap contracts, at value	Total return swaps	3,345	(345,580)
Interest rate	Swap contracts, at value[2]	Interest rate swaps	42,656	(557,118)
Inflation	Swap contracts, at value	Inflation swaps	14,036	(73,522)
			$1,581,751	$(3,435,201)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
59	JOHN HANCOCK Opportunistic Fixed Income Fund |

OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$915,401	$(649,436)
Swap contracts	332,097	(803,057)
Totals	$1,247,498	$(1,452,493)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$147,440	$(35,501)	$111,939	$111,939	—	—
Barclays Bank PLC	243,371	(196,018)	47,353	—	—	$47,353
Citibank, N.A.	170,562	(230,648)	(60,086)	—	$60,086	—
Deutsche Bank AG	2,746	(9,793)	(7,047)	—	—	(7,047)
Goldman Sachs International	94,975	(102,545)	(7,570)	—	7,570	—
HSBC Bank PLC	193,337	(141,775)	51,562	—		51,562
JPMorgan Chase Bank, N.A.	45,917	(196,090)	(150,173)	—	150,173	—
Morgan Stanley & Co. International PLC	346,409	(529,151)	(182,742)	—	178,368	(4,374)
Standard Chartered Bank	—	(3,820)	(3,820)	—	—	(3,820)
State Street Bank and Trust Company	2,741	(7,152)	(4,411)	—	—	(4,411)
Totals	$1,247,498	$(1,452,493)	$(204,995)	$111,939	$396,197	$79,263
[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$1,112,831	—	$(1,463,034)	$(350,203)
Currency	—	$(346,729)	—	(346,729)
Credit	—	—	(1,218,295)	(1,218,295)
Inflation	—	—	(2,953)	(2,953)
Total	$1,112,831	$(346,729)	$(2,684,282)	$(1,918,180)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(630,255)	—	$47,635	$(582,620)
Currency	—	$234,654	—	234,654
| JOHN HANCOCK Opportunistic Fixed Income Fund	60

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Credit	—	—	$(8,378)	$(8,378)
Inflation	—	—	(27,172)	(27,172)
Total	$(630,255)	$234,654	$12,085	$(383,516)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $1 billion of the fund’s aggregate net assets and (b) 0.625% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Opportunistic Fixed Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.80% of average net assets for the fund. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Rule 12b-1 fees, transfer agent fees and service fees, shareholder servicing fees, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly and short dividend expenses. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
61	JOHN HANCOCK Opportunistic Fixed Income Fund |

For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$62,055
Class C	2,435
Class I	34,030
Class	Expense reduction
Class R6	$16,781
Class 1	114,222
Total	$229,523

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.46% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $33,357 for the year ended August 31, 2024. Of this amount, $5,611 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $27,746 was paid as sales commissions to broker-dealers. Effective March 1, 2024, the maximum up-front sales charge on Class A shares was reduced from 5% to 4% of purchase price.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $1 and $10 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
| JOHN HANCOCK Opportunistic Fixed Income Fund	62

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$83,735	$39,038
Class C	13,358	1,558
Class I	—	21,653
Class R6	—	457
Class 1	30,837	—
Total	$127,930	$62,706
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,833,333	3	5.808%	$2,339
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	477,167	$5,618,768	345,198	$3,969,928
Distributions reinvested	22,132	262,205	135,878	1,502,289
Repurchased	(954,172)	(11,190,342)	(980,222)	(11,096,135)
Net decrease	(454,873)	$(5,309,369)	(499,146)	$(5,623,918)
Class C shares
Sold	29,726	$345,258	57,890	$639,248
Distributions reinvested	313	3,695	4,642	51,526
Repurchased	(70,375)	(820,614)	(76,008)	(849,281)
Net decrease	(40,336)	$(471,661)	(13,476)	$(158,507)
63	JOHN HANCOCK Opportunistic Fixed Income Fund |

	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	581,294	$6,788,594	1,591,705	$18,471,967
Distributions reinvested	15,702	186,171	20,785	229,082
Repurchased	(999,739)	(11,816,661)	(585,649)	(6,598,640)
Net increase (decrease)	(402,743)	$(4,841,896)	1,026,841	$12,102,409
Class R6 shares
Sold	849,026	$9,996,208	368,109	$4,238,607
Distributions reinvested	8,272	98,085	3,107	34,323
Repurchased	(137,845)	(1,626,521)	(73,108)	(826,663)
Net increase	719,453	$8,467,772	298,108	$3,446,267
Class 1 shares
Sold	900,692	$10,595,957	836,247	$9,643,746
Distributions reinvested	52,971	627,771	220,422	2,431,202
Repurchased	(1,432,743)	(16,798,912)	(1,047,346)	(11,913,134)
Net increase (decrease)	(479,080)	$(5,575,184)	9,323	$161,814
Total net increase (decrease)	(657,579)	$(7,730,338)	821,650	$9,928,065
Affiliates of the fund owned 100% of shares of Class 1 on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $99,545,758 and $102,015,921, respectively, for the year ended August 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $25,791,491 and $13,387,879, respectively, for the year ended August 31, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	14,069	—	$2,819,645	$(2,678,938)	$(10)	$(11)	$784	—	$140,686

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Opportunistic Fixed Income Fund	64

Note 9—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The publication of the one-, three- and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
65	JOHN HANCOCK Opportunistic Fixed Income Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Opportunistic Fixed Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Opportunistic Fixed Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	66

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
67	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor) for John Hancock Opportunistic Fixed Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 28-30, 2024. Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	68

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
69	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods and underperformed for the ten-year period ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three- and five-year periods and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund were lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses.  The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition,
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	70

the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
71	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	72

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
73	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	74

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MF3827252	476A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Strategic Income
Opportunities Fund
Fixed income
August 31, 2024

John Hancock
Strategic Income Opportunities Fund

2	Fund’s investments
26	Financial statements
30	Financial highlights
36	Notes to financial statements
49	Report of independent registered public accounting firm
50	Tax information
51	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Fund’s investments
AS OF 8-31-24
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 12.5%					$375,643,960
(Cost $394,637,210)
U.S. Government 7.8%					235,516,450
U.S. Treasury
Bond	2.000	02-15-50		10,970,000	7,023,371
Bond	2.375	02-15-42		8,570,000	6,547,346
Bond	2.750	11-15-42		10,200,000	8,198,250
Bond	3.000	02-15-49		47,640,000	37,897,993
Bond	3.000	08-15-52		1,430,000	1,134,336
Bond	3.625	02-15-53		8,040,000	7,211,817
Note	0.750	11-15-24		15,400,000	15,268,057
Note	1.500	01-31-27		5,758,000	5,448,283
Note	1.875	02-15-32		19,488,000	17,024,595
Note	2.625	05-31-27		5,135,000	4,976,738
Note	2.750	08-15-32		31,220,000	28,872,402
Note	2.875	05-15-32		69,340,000	64,870,815
Note	3.500	02-15-33		31,910,000	31,042,447
U.S. Government Agency 4.7%					140,127,510
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	07-01-52		9,735,891	9,489,672
30 Yr Pass Thru	4.500	08-01-52		6,322,037	6,160,178
30 Yr Pass Thru	4.500	12-01-52		9,741,318	9,586,286
30 Yr Pass Thru	4.500	05-01-53		22,602,223	22,284,892
30 Yr Pass Thru	5.000	08-01-52		4,901,343	4,923,796
30 Yr Pass Thru	5.000	10-01-52		7,094,829	7,120,679
30 Yr Pass Thru	5.000	11-01-52		3,839,061	3,835,353
30 Yr Pass Thru	5.000	11-01-52		7,278,059	7,311,400
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		11,713,406	11,486,725
30 Yr Pass Thru	4.500	08-01-52		13,820,904	13,626,862
30 Yr Pass Thru	4.500	09-01-52		9,249,814	9,070,809
30 Yr Pass Thru	5.000	09-01-52		14,002,293	13,974,548
30 Yr Pass Thru	5.000	11-01-52		5,407,802	5,427,505
30 Yr Pass Thru	5.000	04-01-54		7,449,259	7,471,745

30 Yr Pass Thru	5.000	05-01-54		8,376,275	8,357,060
Foreign government obligations 24.1%					$722,945,906
(Cost $749,883,475)
Australia 2.4%					71,784,951
Airservices Australia	2.200	05-15-30	AUD	9,030,000	5,356,943
Airservices Australia	5.400	11-15-28	AUD	10,400,000	7,265,402
New South Wales Treasury Corp.	1.500	02-20-32	AUD	19,400,000	10,664,384
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,030,000	4,434,242
New South Wales Treasury Corp.	2.250	05-07-41	AUD	8,685,000	3,940,192
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	2

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Queensland Treasury Corp. (A)	2.250	11-20-41	AUD	8,435,000	$3,799,732
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	7,250,000	4,753,504
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	16,330,000	11,342,023
South Australian Government Financing Authority	4.750	05-24-38	AUD	7,480,000	4,892,699
Treasury Corp. of Victoria	2.250	11-20-34	AUD	7,320,000	3,897,429
Treasury Corp. of Victoria	4.250	12-20-32	AUD	10,490,000	6,907,870
Treasury Corp. of Victoria	4.750	09-15-36	AUD	6,880,000	4,530,531
Austria 0.2%					6,217,407
Republic of Austria (A)	2.900	02-20-33	EUR	5,540,000	6,217,407
Brazil 1.2%					37,510,818
Federative Republic of Brazil	10.000	01-01-25	BRL	111,580,000	20,055,257
Federative Republic of Brazil	10.000	01-01-27	BRL	100,395,000	17,455,561
Canada 2.8%					83,689,648
CDP Financial, Inc.	4.200	12-02-30	CAD	6,930,000	5,330,647
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	6,685,000	4,543,111
Government of Canada	1.500	09-01-24	CAD	2,863,000	2,123,547
Government of Canada	2.875	04-28-25		14,620,000	14,457,937
OMERS Finance Trust (A)	4.750	03-26-31		3,700,000	3,811,270
Ontario Teachers’ Finance Trust (A)	2.000	04-16-31		10,680,000	9,326,707
Province of Alberta	0.625	04-18-25	EUR	3,045,000	3,311,724
Province of British Columbia	4.200	07-06-33		6,870,000	6,811,408
Province of Ontario	1.350	12-02-30	CAD	18,920,000	12,388,097
Province of Ontario	3.100	01-31-34	EUR	4,245,000	4,739,579
Province of Ontario	3.450	06-02-45	CAD	8,990,000	5,939,744
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,419,438
Province of Quebec	4.500	09-08-33		7,382,000	7,486,439
China 0.2%					5,115,403
People’s Republic of China	2.690	08-12-26	CNY	35,520,000	5,115,403
Finland 0.5%					13,745,548
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (B)	6.010	01-10-25	NOK	42,000,000	3,977,618
Republic of Finland (A)	3.000	09-15-33	EUR	8,675,000	9,767,930
Germany 0.6%					19,653,202
Federal Republic of Germany	2.200	02-15-34	EUR	6,995,000	7,682,201
Federal Republic of Germany	2.500	03-13-25	EUR	4,170,000	4,594,288
Federal Republic of Germany, Zero Coupon	0.000	02-15-31	EUR	5,020,000	4,845,703
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	2,930,000	2,531,010
3	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
India 1.6%					$48,770,134
Export-Import Bank of India (A)	3.875	02-01-28		6,380,000	6,218,356
Republic of India	5.220	06-15-25	INR	490,370,000	5,779,184
Republic of India	6.100	07-12-31	INR	253,930,000	2,903,371
Republic of India	6.450	10-07-29	INR	373,000,000	4,380,435
Republic of India	7.060	04-10-28	INR	421,080,000	5,062,577
Republic of India	7.100	04-18-29	INR	997,880,000	11,996,501
Republic of India	7.260	02-06-33	INR	518,090,000	6,315,908
Republic of India	7.270	04-08-26	INR	156,200,000	1,874,294
Republic of India	7.380	06-20-27	INR	350,120,000	4,239,508
Indonesia 3.2%					97,382,262
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		8,310,000	8,273,187
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,434,360
Republic of Indonesia	3.050	03-12-51		5,655,000	4,047,136
Republic of Indonesia	3.850	10-15-30		4,480,000	4,320,933
Republic of Indonesia	5.125	04-15-27	IDR	42,431,000,000	2,658,218
Republic of Indonesia	6.375	08-15-28	IDR	234,762,000,000	15,175,740
Republic of Indonesia	6.375	04-15-32	IDR	160,448,000,000	10,211,383
Republic of Indonesia	6.500	02-15-31	IDR	245,333,000,000	15,731,458
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	5,434,762
Republic of Indonesia	6.625	02-15-34	IDR	73,967,000,000	4,770,482
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,208,124
Republic of Indonesia	7.500	05-15-38	IDR	49,515,000,000	3,403,360
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,479,324
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	8,004,388
Republic of Indonesia	9.000	03-15-29	IDR	45,615,000,000	3,229,407
Ireland 0.1%					2,879,366
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,879,366
Italy 0.2%					5,761,610
Republic of Italy	1.250	02-17-26		6,045,000	5,761,610
Malaysia 0.9%					26,638,151
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,830,592
Government of Malaysia	3.828	07-05-34	MYR	19,155,000	4,456,306
Government of Malaysia	3.844	04-15-33	MYR	39,651,000	9,200,862
Government of Malaysia	4.498	04-15-30	MYR	29,585,000	7,150,391
Mexico 1.0%					29,956,950
Government of Mexico	5.000	03-06-25	MXN	304,967,000	15,062,800
Government of Mexico	7.750	05-29-31	MXN	324,950,000	14,894,150
Netherlands 0.3%					8,215,293
BNG Bank NV	3.300	07-17-28	AUD	12,520,000	8,215,293
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	4

	Rate (%)	Maturity date		Par value^	Value
New Zealand 2.5%					$73,750,854
Government of New Zealand	0.500	05-15-26	NZD	12,395,000	7,292,565
Government of New Zealand	2.750	04-15-25	NZD	24,605,000	15,190,635
Government of New Zealand	3.500	04-14-33	NZD	11,925,000	7,040,537
Government of New Zealand	4.250	05-15-34	NZD	16,975,000	10,563,740
Government of New Zealand	4.250	05-15-36	NZD	11,787,000	7,237,558
Government of New Zealand	4.500	05-15-35	NZD	20,525,000	12,967,592
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	10,620,000	6,548,796
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	5,046,000	2,858,739
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	5,890,000	4,050,692
Norway 1.1%					32,200,365
Kingdom of Norway (A)	1.250	09-17-31	NOK	43,690,000	3,613,368
Kingdom of Norway (A)	1.750	03-13-25	NOK	84,345,000	7,847,060
Kingdom of Norway (A)	2.125	05-18-32	NOK	182,915,000	15,919,304
Kommunalbanken AS	4.250	07-16-25	AUD	7,134,000	4,820,633
Philippines 2.2%					65,377,077
Republic of the Philippines	0.875	05-17-27	EUR	12,000,000	12,397,647
Republic of the Philippines	2.625	08-12-25	PHP	684,320,000	11,806,962
Republic of the Philippines	3.625	09-09-25	PHP	302,480,000	5,259,714
Republic of the Philippines	6.125	08-22-28	PHP	403,305,000	7,205,204
Republic of the Philippines	6.250	02-28-29	PHP	430,000,000	7,710,622
Republic of the Philippines	6.250	01-14-36	PHP	235,000,000	3,999,806
Republic of the Philippines	6.500	05-19-29	PHP	368,460,000	6,664,582
Republic of the Philippines	6.750	09-15-32	PHP	381,080,000	7,058,356
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,274,184
Qatar 0.2%					5,154,912
State of Qatar (A)	4.817	03-14-49		5,250,000	5,154,912
Singapore 0.3%					8,109,052
Republic of Singapore	3.375	09-01-33	SGD	10,035,000	8,109,052
South Korea 2.0%					61,577,040
Republic of Korea	1.375	12-10-29	KRW	16,649,090,000	11,469,907
Republic of Korea	2.125	06-10-27	KRW	10,766,800,000	7,880,530
Republic of Korea	2.375	03-10-27	KRW	34,109,260,000	25,139,766
Republic of Korea	3.125	09-10-27	KRW	6,167,200,000	4,635,218
Republic of Korea	3.250	06-10-33	KRW	9,636,000,000	7,319,863
Republic of Korea	4.250	12-10-32	KRW	6,302,080,000	5,131,756
United Arab Emirates 0.1%					3,626,024
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	3,626,024
5	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom 0.5%					$15,829,839
Government of the United Kingdom	0.250	01-31-25	GBP	6,145,000	7,942,888

Government of the United Kingdom	3.250	01-31-33	GBP	6,310,000	7,886,951
Corporate bonds 44.4%					$1,330,713,802
(Cost $1,392,384,022)
Communication services 3.9%					118,386,469
Diversified telecommunication services 0.2%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	5,532,331
Entertainment 0.4%
WMG Acquisition Corp. (A)(C)	3.000	02-15-31		13,485,000	11,991,869
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		3,640,000	3,352,939
Media 2.1%
Charter Communications Operating LLC	2.800	04-01-31		1,245,000	1,056,007
Charter Communications Operating LLC	5.125	07-01-49		12,500,000	10,015,109
Charter Communications Operating LLC	5.750	04-01-48		5,420,000	4,705,455
LCPR Senior Secured Financing DAC (A)(C)	5.125	07-15-29		8,000,000	6,460,022
News Corp. (A)	3.875	05-15-29		13,155,000	12,371,638
Sirius XM Radio, Inc. (A)	4.125	07-01-30		11,380,000	10,214,492
Virgin Media Finance PLC (A)	5.000	07-15-30		5,775,000	5,003,676
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	4,543,148
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		9,685,000	9,180,063
Wireless telecommunication services 1.1%
T-Mobile USA, Inc.	2.700	03-15-32		4,405,000	3,821,720
T-Mobile USA, Inc.	2.875	02-15-31		3,375,000	3,027,539
T-Mobile USA, Inc.	3.375	04-15-29		2,335,000	2,218,901
T-Mobile USA, Inc.	3.500	04-15-31		7,575,000	7,042,179
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,080,000	7,121,690
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,340,000	10,727,691
Consumer discretionary 4.9%					145,985,497
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32		30,188,000	25,711,888
Ford Motor Credit Company LLC	2.900	02-16-28		2,895,000	2,679,011
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,373,948
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	2,565,000	3,374,617
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.4%
Duke University	3.299	10-01-46		6,374,000	$4,982,955
Massachusetts Institute of Technology	2.989	07-01-50		4,505,000	3,326,020
President and Fellows of Harvard College (C)	2.517	10-15-50		6,515,000	4,341,288
Hotels, restaurants and leisure 3.3%
Carnival Corp. (A)	5.750	01-15-30	EUR	3,610,000	4,198,124
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,409,959
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		6,835,000	6,707,093
Hyatt Hotels Corp.	5.750	04-23-30		8,851,000	9,169,010
MGM Resorts International (C)	4.750	10-15-28		1,060,000	1,031,761
New Red Finance, Inc. (A)	3.500	02-15-29		14,052,000	13,103,352
New Red Finance, Inc. (A)	3.875	01-15-28		8,103,000	7,737,861
Premier Entertainment Sub LLC (A)	5.875	09-01-31		1,366,000	947,863
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		10,418,000	10,672,075
Travel + Leisure Company (A)	4.500	12-01-29		7,482,000	6,976,826
Yum! Brands, Inc.	3.625	03-15-31		16,670,000	15,300,258
Yum! Brands, Inc.	4.625	01-31-32		6,170,000	5,847,729
Yum! Brands, Inc. (A)	4.750	01-15-30		13,345,000	13,093,859
Consumer staples 3.0%					89,840,384
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		8,250,000	6,760,741
Food products 2.8%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		11,110,000	11,279,450
Darling Ingredients, Inc. (A)	6.000	06-15-30		11,230,000	11,367,452
JBS USA LUX SA	3.625	01-15-32		8,845,000	7,947,990
JBS USA LUX SA	5.750	04-01-33		2,157,000	2,208,032
Kraft Heinz Foods Company	4.375	06-01-46		12,270,000	10,482,965
Kraft Heinz Foods Company	6.875	01-26-39		3,945,000	4,559,001
Kraft Heinz Foods Company (A)	7.125	08-01-39		4,290,000	5,045,262
MARB BondCo PLC (A)	3.950	01-29-31		8,796,000	7,466,785
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,229,000	2,240,437
Post Holdings, Inc. (A)	4.500	09-15-31		2,600,000	2,419,309
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,174,507
Post Holdings, Inc. (A)	5.625	01-15-28		3,521,000	3,511,900
Post Holdings, Inc. (A)	6.375	03-01-33		10,340,000	10,415,482
Personal care products 0.0%
Natura & Company Luxembourg Holdings Sarl (A)(C)	6.000	04-19-29		996,000	961,071
7	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy 7.5%					$223,577,880
Oil, gas and consumable fuels 7.5%
Aker BP ASA (A)	3.750	01-15-30		7,365,000	6,971,075
Cenovus Energy, Inc.	3.500	02-07-28	CAD	3,910,000	2,848,252
Cenovus Energy, Inc.	5.400	06-15-47		5,678,000	5,447,458
Cenovus Energy, Inc.	6.750	11-15-39		17,763,000	19,861,917
Cheniere Energy Partners LP	4.000	03-01-31		15,450,000	14,572,581
Civitas Resources, Inc. (A)	8.750	07-01-31		8,305,000	8,962,565
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		6,350,000	6,704,491
Continental Resources, Inc. (A)	2.875	04-01-32		16,454,000	13,835,273
Continental Resources, Inc. (A)	5.750	01-15-31		8,031,000	8,144,649
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		6,145,000	6,334,396
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		7,595,000	8,324,196
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		3,325,000	3,325,572
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		8,105,000	8,623,339
EQT Corp. (A)	3.625	05-15-31		15,945,000	14,481,357
EQT Corp.	5.750	02-01-34		3,545,000	3,620,423
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		6,559,920	5,907,271
Occidental Petroleum Corp.	6.125	01-01-31		6,020,000	6,344,866
Occidental Petroleum Corp.	6.450	09-15-36		1,400,000	1,517,275
Occidental Petroleum Corp.	6.625	09-01-30		9,755,000	10,509,013
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	3,936,483
Ovintiv, Inc.	6.500	08-15-34		8,760,000	9,490,258
Ovintiv, Inc.	6.500	02-01-38		5,700,000	6,053,912
Pertamina Persero PT (A)	3.100	01-21-30		2,050,000	1,883,438
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,277,150
Petrorio Luxembourg Holding Sarl (A)	6.125	06-09-26		4,445,000	4,402,308
QatarEnergy (A)	2.250	07-12-31		7,975,000	6,951,329
QatarEnergy (A)	3.300	07-12-51		2,295,000	1,712,671
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55		3,885,000	4,002,716
Southwestern Energy Company	5.700	01-23-25		166,000	165,672
The Williams Companies, Inc.	3.500	11-15-30		865,000	810,480
TransCanada PipeLines, Ltd.	4.100	04-15-30		11,035,000	10,743,610
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	8

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	$812,379
Var Energi ASA (A)	7.500	01-15-28		4,540,000	4,844,157
Western Midstream Operating LP	4.050	02-01-30		8,520,000	8,155,348
Financials 8.2%					245,856,625
Banks 6.2%
Asian Development Bank	3.000	10-14-26	AUD	2,090,000	1,385,484
Asian Development Bank	3.625	01-22-29	NOK	47,000,000	4,427,662
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		4,205,000	4,315,486
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,950,000	9,127,542
European Investment Bank	0.250	01-20-32	EUR	10,275,000	9,568,948
European Investment Bank	1.250	02-17-27	NOK	27,800,000	2,478,460
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	1,953,600
Independent Bank Group, Inc. (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34		3,010,000	3,040,552
Inter-American Development Bank	2.700	01-29-26	AUD	5,932,000	3,936,221
Inter-American Development Bank	2.750	10-30-25	AUD	4,210,000	2,801,234
Inter-American Development Bank	4.600	03-01-29	CAD	5,725,000	4,478,045
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	12,905,000	12,329,970
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	25,290,000	2,291,579
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	4,345,000	3,108,739
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	6,785,000	4,990,586
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	2,620,000	2,036,665
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	14,965,000	9,488,842
9	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Development Association	1.750	02-17-27	NOK	27,410,000	$2,467,989
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,778,606
International Finance Corp.	4.600	10-19-28	AUD	5,870,000	4,049,833
KfW	2.875	02-17-27	NOK	20,980,000	1,946,511
National Bank of Canada (5.600% to 7-2-26, then Overnight SOFR + 1.036%)	5.600	07-02-27		5,385,000	5,470,425
Nordic Investment Bank	3.000	08-23-27	NOK	48,680,000	4,522,009
Nordic Investment Bank	4.000	11-04-26	NOK	25,000,000	2,365,767
Popular, Inc. (C)	7.250	03-13-28		7,230,000	7,574,271
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,735,000	4,765,821
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	6,420,000	4,054,464
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		13,885,000	14,400,652
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	5,630,000	6,999,679
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,635,000	9,248,845
The Toronto-Dominion Bank	2.667	09-09-25	CAD	10,534,000	7,689,081
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	10,564,403
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		6,151,000	5,437,670
Webster Financial Corp. (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%)	3.875	11-01-30		5,470,000	5,084,888
Capital markets 1.0%
MSCI, Inc. (A)	3.250	08-15-33		2,070,000	1,795,696
MSCI, Inc. (A)	3.625	09-01-30		13,300,000	12,327,959
MSCI, Inc. (A)	3.625	11-01-31		8,035,000	7,291,932
MSCI, Inc. (A)	3.875	02-15-31		5,390,000	5,040,883
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	845,000	850,266
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	3,788,000	4,006,654
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	6,799,380
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	$4,817,436
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		15,170,000	16,745,890
Health care 3.0%					89,789,088
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		8,520,000	7,232,874
Centene Corp.	3.000	10-15-30		11,145,000	9,901,636
Centene Corp.	3.375	02-15-30		12,595,000	11,532,680
Centene Corp.	4.625	12-15-29		1,835,000	1,785,257
HCA, Inc.	3.500	09-01-30		30,261,000	28,214,699
HCA, Inc.	5.600	04-01-34		12,590,000	12,937,981
Rede D’Or Finance Sarl (A)	4.500	01-22-30		3,469,000	3,264,353
Rede D’Or Finance Sarl (A)	4.950	01-17-28		4,356,000	4,275,632
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	6,681,893
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	3,962,083
Industrials 4.4%					132,125,863
Aerospace and defense 1.6%
Airbus SE	1.625	06-09-30	EUR	2,740,000	2,786,277
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	6,281,275
The Boeing Company	5.150	05-01-30		18,720,000	18,671,928
The Boeing Company	5.805	05-01-50		5,860,000	5,530,932
TransDigm, Inc. (A)	7.125	12-01-31		14,010,000	14,794,826
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,636,514
Ground transportation 0.3%
Indian Railway Finance Corp., Ltd. (A)(C)	3.249	02-13-30		7,580,000	7,034,884
Uber Technologies, Inc. (A)	8.000	11-01-26		2,630,000	2,638,926
Passenger airlines 1.4%
American Airlines, Inc. (A)	5.750	04-20-29		13,410,000	13,144,879
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	12-10-29		3,856,929	3,603,706
Delta Air Lines, Inc. (A)	4.750	10-20-28		18,058,000	17,883,454
Delta Air Lines, Inc.	7.375	01-15-26		1,655,000	1,694,288
JetBlue Airways Corp. (A)	9.875	09-20-31		3,805,000	3,760,750
United Airlines, Inc. (A)	4.625	04-15-29		2,410,000	2,294,081
11	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		2,960,000	$3,053,632
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (D)	4.125	12-15-26		5,840,000	5,326,805
United Rentals North America, Inc.	3.875	02-15-31		9,425,000	8,698,908
United Rentals North America, Inc.	4.000	07-15-30		6,515,000	6,091,794
United Rentals North America, Inc. (A)	6.000	12-15-29		6,060,000	6,198,004
Information technology 0.4%					12,847,803
IT services 0.1%
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	4,833,596
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		1,656,000	1,492,220
Dell International LLC	8.350	07-15-46		4,893,000	6,521,987
Materials 4.0%					118,502,296
Chemicals 0.3%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		3,409,000	2,994,702
Braskem Netherlands Finance BV (A)	5.875	01-31-50		6,055,000	4,657,016
Construction materials 0.2%
Cemex SAB de CV (A)	3.875	07-11-31		7,570,000	6,888,287
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		8,925,000	8,097,636
Ball Corp.	1.500	03-15-27	EUR	401,000	423,314
Ball Corp.	2.875	08-15-30		16,920,000	14,954,607
Ball Corp.	6.875	03-15-28		9,325,000	9,651,366
Berry Global, Inc. (A)	5.625	07-15-27		4,500,000	4,493,060
Sealed Air Corp. (A)	5.000	04-15-29		4,410,000	4,325,393
Metals and mining 2.1%
Cleveland-Cliffs, Inc. (A)(C)	4.875	03-01-31		4,040,000	3,710,268
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		13,087,000	13,268,019
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	3,490,155
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		4,847,000	5,200,953
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,403,712
Freeport-McMoRan, Inc.	4.625	08-01-30		4,485,000	4,436,165
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	12

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.400	11-14-34		3,490,000	$3,557,832
Freeport-McMoRan, Inc.	5.450	03-15-43		16,820,000	16,473,612
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		10,525,000	10,476,199
Real estate 2.4%					71,247,126
Hotel and resort REITs 0.3%
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	6,507,592
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,354,040
Office REITs 0.0%
Boston Properties LP	2.750	10-01-26		1,266,000	1,206,172
Specialized REITs 2.1%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,857,053
American Tower Trust I (A)	5.490	03-15-28		6,120,000	6,219,075
SBA Communications Corp.	3.125	02-01-29		9,770,000	8,990,516
SBA Communications Corp.	3.875	02-15-27		16,560,000	16,019,901
SBA Tower Trust (A)	6.599	01-15-28		7,625,000	7,885,462
VICI Properties LP (A)	4.125	08-15-30		8,290,000	7,808,970
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,226,762
VICI Properties LP	5.125	05-15-32		7,255,000	7,171,583
Utilities 2.7%					82,554,771
Electric utilities 1.8%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		12,250,000	12,773,661
Brazos Securitization LLC (A)	5.014	03-01-34		6,208,513	6,284,560
Brazos Securitization LLC (A)	5.413	09-01-52		6,630,000	6,844,255
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,440,000	1,472,385
EDP Finance BV	1.875	09-21-29	EUR	1,300,000	1,344,145
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		11,555,000	11,592,900
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (A)	7.625	12-15-54		3,465,000	3,591,140
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		10,070,000	9,910,684
United Electric Securitization LLC (A)	5.109	06-01-33		1,472,292	1,489,325
Independent power and renewable electricity producers 0.5%
DPL, Inc.	4.125	07-01-25		9,130,000	8,962,638
13	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
The AES Corp. (A)	3.950	07-15-30		1,650,000	$1,557,767
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		4,390,000	4,522,091
Multi-utilities 0.4%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		1,525,000	1,588,259
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		6,855,000	7,291,897

E.ON SE	0.625	11-07-31	EUR	3,595,000	3,329,064
Convertible bonds 3.4%					$100,300,239
(Cost $103,865,084)
Communication services 0.7%					20,884,931
Media 0.7%
Liberty Broadband Corp. (A)	3.125	03-31-53		15,955,000	15,908,731
Liberty Media Corp. (A)	2.375	09-30-53		4,475,000	4,976,200
Consumer discretionary 0.5%					14,705,748
Hotels, restaurants and leisure 0.2%
Marriott Vacations Worldwide Corp.	3.250	12-15-27		6,810,000	6,231,150
Specialty retail 0.3%
Burlington Stores, Inc. (A)(C)	1.250	12-15-27		5,945,000	8,474,598
Industrials 1.1%					33,167,075
Ground transportation 0.3%
Uber Technologies, Inc. (A)	0.875	12-01-28		7,651,000	9,298,260
Passenger airlines 0.8%
Air Canada	4.000	07-01-25		4,605,000	4,620,210
American Airlines Group, Inc.	6.500	07-01-25		10,270,000	10,459,995
Southwest Airlines Company	1.250	05-01-25		8,800,000	8,788,610
Utilities 1.1%					31,542,485
Electric utilities 0.5%
The Southern Company (A)	4.500	06-15-27		8,255,000	8,861,743
TXNM Energy, Inc. (A)	5.750	06-01-54		5,635,000	5,850,824
Multi-utilities 0.3%
CenterPoint Energy, Inc.	4.250	08-15-26		9,365,000	9,346,270
Water utilities 0.3%

American Water Capital Corp.	3.625	06-15-26		7,360,000	7,483,648
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 2.5%				$74,843,738
(Cost $73,878,012)
Board of Regents of the University of Texas System	2.439	08-15-49	10,420,000	6,762,112
Bowling Green City School District (Ohio)	4.125	10-01-53	190,000	187,592
City of Florence Combined Waterworks & Sewerage System Revenue (South Carolina)	3.000	09-01-38	330,000	298,588
City of Norfolk (Virginia)	1.804	10-01-31	4,035,000	3,470,142
Commonwealth of Massachusetts	2.900	09-01-49	5,840,000	4,274,040
Corp. ForGreer (South Carolina)	4.250	09-01-54	285,000	281,826
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39	5,275,000	5,465,502
Massachusetts Development Finance Agency	5.000	09-01-59	2,265,000	2,362,135
Massachusetts Educational Financing Authority	5.950	07-01-44	6,960,000	7,086,092
Massachusetts Educational Financing Authority	6.069	07-01-33	5,260,000	5,483,819
Massachusetts School Building Authority	2.950	05-15-43	2,900,000	2,279,389
Massachusetts Water Resources Authority	3.124	08-01-39	7,145,000	5,966,834
Metropolitan Washington Airports Authority Aviation Revenue	5.250	10-01-53	325,000	346,663
South Carolina Public Service Authority	5.740	01-01-30	2,420,000	2,513,837
South Carolina Public Service Authority	4.000	12-01-37	830,000	825,059
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,648,000	1,452,984
State Board of Administration Finance Corp. (Florida)	5.526	07-01-34	5,540,000	5,744,993
State of Texas	5.235	10-01-43	8,400,000	8,652,334
University of Nebraska Facilities Corp.	3.037	10-01-49	3,025,000	2,289,667
University of Virginia	2.256	09-01-50	13,540,000	8,532,335

Virginia Commonwealth University Health System Authority	4.000	07-01-54	595,000	567,795
15	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 2.1%				$61,436,886
(Cost $61,450,835)
Consumer discretionary 0.9%				25,161,567
Hotels, restaurants and leisure 0.9%
Carnival Corp., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.997	10-18-28	4,100,000	4,102,911
Carnival Corp., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	7.997	08-08-27	3,068,612	3,078,217
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.997	09-20-30	15,765,000	15,629,579
Travel + Leisure Company, 2023 Term Loan B (1 month CME Term SOFR + 3.250%)	8.661	12-14-29	2,349,098	2,350,860
Health care 0.1%				3,587,689
Health care equipment and supplies 0.1%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	10-23-28	3,585,000	3,587,689
Industrials 1.1%				32,687,630
Aerospace and defense 0.1%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	7.843	02-28-31	3,235,000	3,237,879
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	8.085	03-22-30	1,157,100	1,161,404
Construction and engineering 0.4%
AECOM, 2024 Term Loan B (1 month CME Term SOFR + 1.875%)	7.122	04-18-31	10,375,000	10,470,139
Passenger airlines 0.5%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.294	04-20-28	3,950,625	4,084,472
JetBlue Airways Corp. , 2024 Term Loan B (Prime rate + 4.500%)	13.000	08-13-29	1,542,000	1,499,595
United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	8.033	02-22-31	9,097,200	9,111,392
Trading companies and distributors 0.1%

United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.997	02-14-31	3,107,213	3,122,749
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 6.0%				$179,425,409
(Cost $177,363,084)
Commercial and residential 3.1%				92,384,595
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	2,421,129	2,357,336
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(B)	7.241	08-15-41	4,145,000	4,139,638
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(B)	6.372	12-15-38	4,917,112	4,861,860
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(B)	6.151	09-15-36	5,650,000	5,597,166
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(B)	6.729	03-15-41	5,346,328	5,329,620
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	4,480,000	4,495,770
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(B)	7.502	08-15-39	7,042,034	7,050,829
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(B)	8.001	08-15-41	4,755,213	4,755,164
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%) (A)(B)	8.976	02-15-41	4,345,000	4,246,010
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(B)	6.704	12-15-37	3,080,900	3,078,974
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	6.015	10-12-40	4,380,000	4,493,076
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(F)	4.550	04-25-67	3,180,132	3,220,062
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	516,685	507,722
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	3,476,262	3,468,093
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	2,888,086	48,190
Series 2007-4, Class ES IO	0.350	07-19-47	2,903,405	38,217
Series 2007-6, Class ES IO (A)	0.343	08-19-37	3,185,786	39,819
InTown Mortgage Trust
17	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (A)(B)	8.623	08-15-39	5,640,000	$5,639,994
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(B)	6.632	05-15-39	7,534,000	7,370,758
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(B)	7.131	05-15-39	9,970,000	9,547,092
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (F)	5.276	11-25-34	666,828	684,344
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40	2,925,000	2,899,429
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,538,629	2,536,389
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	4,446,128	4,422,639
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter) (A)	5.712	01-25-69	1,552,736	1,556,404
U.S. Government Agency 2.9%				87,040,814
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(B)	7.349	04-25-42	3,012,489	3,050,705
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(B)	7.549	05-25-42	3,877,709	3,943,033
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(B)	8.699	05-25-42	6,570,000	6,893,511
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(B)	7.499	09-25-42	5,097,554	5,148,082
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(B)	7.849	03-25-52	3,663,792	3,722,880
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(B)	8.849	03-25-42	3,825,000	4,015,565
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(B)	8.899	08-25-42	4,825,000	5,096,254
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(B)	7.349	03-25-44	10,995,000	11,063,358
Federal National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)	12.213	02-25-40	3,381,000	$3,634,575
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(B)	11.549	11-25-41	2,610,000	2,741,501
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(B)	6.349	12-25-41	1,117,927	1,116,542
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(B)	7.449	03-25-42	716,979	728,206
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(B)	7.349	03-25-42	1,416,057	1,435,414
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(B)	8.349	04-25-42	9,271,000	9,599,441
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(B)	8.099	05-25-42	2,719,806	2,796,931
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.848	09-25-42	3,192,675	3,253,945
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(B)	7.748	12-25-42	2,806,636	2,890,154
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(B)	9.249	04-25-43	2,960,000	3,164,626
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(B)	8.049	07-25-43	4,055,000	4,224,823

Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%) (A)(B)	6.449	02-25-44	8,515,945	8,521,268
Asset backed securities 1.7%				$49,832,005
(Cost $49,924,200)
Asset backed securities 1.7%				49,832,005
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	5,065,000	4,983,427
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	4,517,250	4,433,477
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	4,238,675	4,191,149
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	2,439,491	2,347,182
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,833,770	3,609,980
19	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	866,935	$865,643
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	5,909,643	5,918,230
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	10,776,563	10,733,396
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	5,395,000	5,571,720
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	7,190,000	7,177,801

	Shares	Value
Preferred securities 1.0%		$29,405,396
(Cost $29,697,520)
Financials 0.2%		6,595,838
Banks 0.2%
Bank of Hawaii Corp., 8.000%	251,975	6,584,107
Huntington Bancshares, Inc., 4.500%	625	11,731
Utilities 0.8%		22,809,558
Electric utilities 0.8%
NextEra Energy, Inc., 6.926% (C)	328,185	14,788,016
NextEra Energy, Inc., 7.299%	151,550	8,021,542

	Yield (%)	Shares	Value
Short-term investments 2.5%			$75,850,038
(Cost $75,858,559)
Short-term funds 2.5%			75,850,038
John Hancock Collateral Trust (G)	5.2747(H)	7,585,307	75,850,038

Total investments (Cost $3,108,942,001) 100.2%	$3,000,397,379
Other assets and liabilities, net (0.2%)	(6,401,379)
Total net assets 100.0%	$2,993,996,000

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	20

INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $917,611,795 or 30.6% of the fund’s net assets as of 8-31-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 8-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $46,449,224.
(H)	The rate shown is the annualized seven-day yield as of 8-31-24.
The fund had the following country composition as a percentage of net assets on 8-31-24:
United States	60.2%
Canada	8.6%
Indonesia	4.1%
Supranational	3.0%
New Zealand	2.5%
Australia	2.4%
Philippines	2.2%
South Korea	2.1%
United Kingdom	2.0%
India	1.9%
Other countries	11.0%
TOTAL	100.0%
21	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	159	Long	Dec 2024	$23,451,626	$23,446,368	$(5,258)
10-Year U.S. Treasury Note Futures	1,606	Short	Dec 2024	(183,357,511)	(182,381,375)	976,136
Euro-BTP Italian Government Bond Futures	191	Short	Dec 2024	(25,082,217)	(25,086,630)	(4,413)
U.S. Treasury Long Bond Futures	564	Short	Dec 2024	(70,340,450)	(69,442,500)	897,950
						$1,864,415
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	26,260,834	NZD	28,497,298	BNY	9/18/2024	—	$(34,893)
AUD	105,226,968	NZD	113,606,770	CIBC	9/18/2024	$223,849	—
AUD	34,231,370	NZD	37,490,538	GSI	9/18/2024	—	(260,489)
AUD	34,231,370	NZD	37,258,450	HUS	9/18/2024	—	(115,391)
AUD	12,917,083	NZD	14,033,313	ANZ	9/25/2024	—	(25,948)
AUD	25,834,167	NZD	28,089,526	JPM	9/25/2024	—	(66,213)
AUD	12,917,083	NZD	14,015,617	RBC	9/25/2024	—	(14,884)
AUD	12,428,980	USD	8,217,395	ANZ	9/18/2024	198,254	—
AUD	1,356,813	USD	915,165	BMO	9/18/2024	3,532	—
AUD	1,300,000	USD	853,515	GSI	9/18/2024	26,714	—
AUD	34,179,695	USD	22,332,572	JPM	9/18/2024	810,465	—
AUD	20,197,093	USD	13,350,702	MSCS	9/18/2024	324,728	—
CAD	2,633,750	JPY	299,473,177	CIBC	9/18/2024	—	(97,416)
CAD	15,460,022	USD	11,283,122	CIBC	9/18/2024	194,302	—
CAD	15,129,229	USD	10,981,352	CITI	9/18/2024	250,493	—
CAD	25,575,927	USD	18,614,212	GSI	9/18/2024	373,198	—
CAD	7,200,572	USD	5,260,000	HUS	9/18/2024	85,660	—
CAD	25,303,471	USD	18,479,304	RBC	9/18/2024	305,835	—
CAD	20,571,630	USD	14,866,000	UBS	9/18/2024	406,251	—
EUR	78,594,375	NOK	915,056,070	BARC	9/18/2024	626,069	—
EUR	19,401,351	NOK	226,587,396	CIBC	9/18/2024	88,338	—
EUR	65,646,667	NOK	765,636,187	CITI	9/18/2024	397,740	—
EUR	13,101,250	NOK	156,167,162	HUS	9/18/2024	—	(238,240)
EUR	65,121,868	NOK	758,090,926	JPM	9/18/2024	528,924	—
EUR	42,019,940	NOK	486,640,040	MSCS	9/18/2024	578,859	—
EUR	65,445,625	NOK	757,367,462	RBC	9/18/2024	955,274	—
EUR	26,069,375	NOK	307,120,252	UBS	9/18/2024	—	(131,942)
EUR	12,833,125	NOK	150,355,844	BARC	9/25/2024	15,858	—
EUR	12,836,250	NOK	151,104,548	JPM	9/25/2024	—	(51,312)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	22

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	2,166,002	USD	2,347,136	CIBC	9/18/2024	$48,701	—
EUR	2,577,939	USD	2,771,244	CITI	9/18/2024	80,241	—
EUR	47,933,171	USD	52,704,553	HUS	9/18/2024	314,820	—
EUR	719,772	USD	786,641	JPM	9/18/2024	9,506	—
EUR	1,386,570	USD	1,509,407	MSCS	9/18/2024	24,293	—
EUR	810,000	USD	890,486	RBC	9/18/2024	5,464	—
EUR	15,858,981	USD	17,547,487	SSB	9/18/2024	—	$(5,705)
EUR	16,215,209	USD	17,574,562	UBS	9/18/2024	361,247	—
GBP	443,000	USD	569,927	TD	9/18/2024	11,951	—
JPY	297,790,659	CAD	2,633,750	SSB	9/18/2024	85,883	—
JPY	2,070,790,027	USD	13,132,917	CIBC	9/18/2024	1,061,014	—
JPY	2,057,720,542	USD	13,132,917	JPM	9/18/2024	971,431	—
JPY	2,043,269,763	USD	13,177,000	SSB	9/18/2024	828,297	—
JPY	2,090,894,290	USD	13,132,917	UBS	9/18/2024	1,198,815	—
JPY	3,698,343,791	USD	25,811,250	MSCS	9/25/2024	—	(435,719)
JPY	1,877,300,221	USD	12,905,625	SSB	9/25/2024	—	(24,862)
MXN	574,185,776	USD	30,741,092	BARC	9/18/2024	—	(1,650,382)
MXN	191,146,680	USD	10,182,611	CITI	9/18/2024	—	(498,302)
MXN	593,964,067	USD	31,063,059	GSI	9/18/2024	—	(970,294)
MXN	231,808,264	USD	12,423,023	MSCS	9/18/2024	—	(678,623)
MXN	376,383,690	USD	19,369,385	SSB	9/18/2024	—	(300,175)
MXN	252,866,364	USD	12,920,000	SSB	9/25/2024	—	(122,529)
NOK	485,325,484	EUR	42,052,023	BARC	9/18/2024	—	(738,335)
NOK	532,690,026	EUR	46,574,249	CIBC	9/18/2024	—	(1,272,996)
NOK	310,120,553	EUR	26,202,500	CITI	9/18/2024	267,679	—
NOK	239,274,468	EUR	21,011,803	GSI	9/18/2024	—	(673,033)
NOK	149,552,550	EUR	13,133,333	HUS	9/18/2024	—	(421,137)
NOK	578,058,533	EUR	49,826,304	JPM	9/18/2024	—	(590,977)
NOK	1,068,931,583	EUR	91,459,166	MSCS	9/18/2024	—	(342,428)
NOK	542,040,617	EUR	47,248,053	RBC	9/18/2024	—	(1,136,353)
NOK	155,214,706	EUR	12,944,375	SSB	9/18/2024	321,925	—
NOK	598,727,253	EUR	52,533,333	UBS	9/18/2024	—	(1,635,778)
NOK	151,250,636	EUR	12,833,125	JPM	9/25/2024	68,551	—
NOK	151,554,073	EUR	12,833,125	SSB	9/25/2024	97,175	—
NOK	26,280,000	SEK	25,661,632	UBS	9/18/2024	—	(22,287)
NZD	31,876,204	AUD	28,974,551	ANZ	9/18/2024	309,879	—
NZD	35,284,026	AUD	31,688,268	BARC	9/18/2024	602,942	—
NZD	14,324,047	AUD	13,153,371	BNY	9/18/2024	49,042	—
NZD	42,741,199	AUD	39,437,159	CIBC	9/18/2024	18,288	—
NZD	28,684,477	AUD	26,306,742	CITI	9/18/2024	120,830	—
NZD	82,130,776	AUD	74,467,428	HUS	9/18/2024	925,092	—
NZD	17,650,809	AUD	15,844,134	MSCS	9/18/2024	306,971	—
23	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	42,781,287	AUD	39,460,113	RBC	9/18/2024	$27,806	—
NZD	1,730,000	USD	1,049,207	ANZ	9/18/2024	32,363	—
NZD	1,000,000	USD	598,939	BMO	9/18/2024	26,246	—
NZD	35,306,640	USD	20,839,868	CITI	9/18/2024	1,233,306	—
NZD	19,258,167	USD	11,448,980	HUS	9/18/2024	590,933	—
NZD	1,280,000	USD	753,763	TD	9/18/2024	46,474	—
SEK	25,841,912	NOK	26,280,000	UBS	9/18/2024	39,857	—
SGD	22,763,336	USD	17,415,411	CIBC	9/18/2024	43,515	—
SGD	47,736,617	USD	35,284,660	GSI	9/18/2024	1,328,167	—
SGD	114,345,433	USD	86,453,030	HUS	9/18/2024	1,247,145	—
SGD	22,759,330	USD	17,415,411	RBC	9/18/2024	40,443	—
SGD	5,789,149	USD	4,389,327	SCB	9/18/2024	50,811	—
SGD	93,292,087	USD	70,115,482	UBS	9/18/2024	1,437,287	—
SGD	6,689,250	USD	5,138,000	HUS	9/25/2024	—	$(5,351)
SGD	26,773,193	USD	20,552,000	JPM	9/25/2024	—	(8,978)
SGD	33,575,802	USD	25,690,000	UBS	9/25/2024	72,651	—
USD	1,036,246	AUD	1,558,147	UBS	9/18/2024	—	(18,774)
USD	14,866,000	CAD	20,378,134	BNY	9/18/2024	—	(262,601)
USD	17,746,848	CAD	24,246,873	CIBC	9/18/2024	—	(253,881)
USD	33,529,161	CAD	45,749,594	CITI	9/18/2024	—	(435,053)
USD	3,377,810	CAD	4,631,422	JPM	9/18/2024	—	(60,529)
USD	5,575,085	CAD	7,614,574	MSCS	9/18/2024	—	(77,927)
USD	40,361,516	CAD	55,075,684	RBC	9/18/2024	—	(526,331)
USD	133,231,616	EUR	122,613,205	CITI	9/18/2024	—	(2,392,109)
USD	25,536,152	EUR	22,858,183	JPM	9/18/2024	252,481	—
USD	17,858,388	EUR	16,312,904	RBC	9/18/2024	—	(185,482)
USD	20,822,390	EUR	18,766,747	SSB	9/18/2024	64,298	—
USD	31,317,198	GBP	24,541,605	MSCS	9/18/2024	—	(918,056)
USD	52,575,000	JPY	8,237,332,050	JPM	9/18/2024	—	(3,886,599)
USD	16,657,072	MXN	309,785,043	BARC	9/18/2024	962,034	—
USD	30,659,658	MXN	576,512,578	CITI	9/18/2024	1,451,060	—
USD	4,620,844	MXN	84,740,725	GSI	9/18/2024	327,515	—
USD	5,331,742	MXN	98,485,282	JPM	9/18/2024	342,056	—
USD	55,078,848	MXN	1,024,998,563	SSB	9/18/2024	3,148,031	—
USD	12,920,000	MXN	248,593,720	SSB	9/25/2024	338,766	—
USD	30,185,584	NOK	321,333,481	BARC	9/18/2024	—	(122,550)
USD	103,509,246	NZD	167,137,408	ANZ	9/18/2024	—	(982,517)
USD	10,739,218	NZD	17,102,990	HUS	9/18/2024	46,689	—
USD	3,737,002	NZD	6,275,207	JPM	9/18/2024	—	(186,161)
USD	37,482,655	NZD	60,465,092	MSCS	9/18/2024	—	(319,200)
USD	87,155,152	NZD	140,987,831	SSB	9/18/2024	—	(988,293)
USD	17,483,001	SGD	23,397,116	CITI	9/18/2024	—	(462,019)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	24

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	17,116,737	SGD	22,564,652	GSI	9/18/2024	—	$(189,804)
USD	234,815,546	SGD	314,454,411	HUS	9/18/2024	—	(6,363,364)
USD	17,320,182	SGD	23,183,428	MSCS	9/18/2024	—	(460,945)
USD	17,483,001	SGD	23,121,182	RBC	9/18/2024	—	(250,385)
USD	17,483,001	SGD	23,461,419	SSB	9/18/2024	—	(511,338)
USD	52,082,740	SGD	69,614,438	UBS	9/18/2024	—	(1,309,847)
USD	25,690,000	SGD	33,764,110	CITI	9/25/2024	—	(217,139)
USD	25,690,000	SGD	33,906,921	HUS	9/25/2024	—	(326,718)
						$27,634,314	$(34,278,594)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $3,140,668,740. Net unrealized depreciation aggregated to $145,051,226, of which $43,828,854 related to gross unrealized appreciation and $188,880,080 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
25	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $3,033,083,442) including $45,551,324 of securities loaned	$2,924,547,341
Affiliated investments, at value (Cost $75,858,559)	75,850,038
Total investments, at value (Cost $3,108,942,001)	3,000,397,379
Unrealized appreciation on forward foreign currency contracts	27,634,314
Receivable for futures variation margin	883,355
Cash	712,603
Foreign currency, at value (Cost $1,971,969)	1,999,614
Collateral held at broker for futures contracts	6,216,000
Collateral segregated at custodian for OTC derivative contracts	11,490,000
Dividends and interest receivable	27,349,473
Receivable for fund shares sold	1,747,972
Receivable for investments sold	255,069
Receivable for securities lending income	16,034
Other assets	138,105
Total assets	3,078,839,918
Liabilities
Unrealized depreciation on forward foreign currency contracts	34,278,594
Distributions payable	100,165
Foreign capital gains tax payable	45,319
Payable for investments purchased	1,172,499
Payable for fund shares repurchased	2,006,819
Payable upon return of securities loaned	46,513,703
Payable to affiliates
Accounting and legal services fees	96,887
Transfer agent fees	138,230
Distribution and service fees	677
Trustees’ fees	2,849
Other liabilities and accrued expenses	488,176
Total liabilities	84,843,918
Net assets	$2,993,996,000
Net assets consist of
Paid-in capital	$3,505,515,095
Total distributable earnings (loss)	(511,519,095)
Net assets	$2,993,996,000

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	26

STATEMENT OF ASSETS AND LIABILITIES 8-31-24  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($268,205,916 ÷ 26,510,785 shares)[1]	$10.12
Class C ($19,265,357 ÷ 1,904,049 shares)[1]	$10.12
Class I ($1,192,246,615 ÷ 117,840,823 shares)	$10.12
Class R2 ($3,141,358 ÷ 310,245 shares)	$10.13
Class R6 ($149,681,299 ÷ 14,782,898 shares)	$10.13
Class NAV ($1,361,455,455 ÷ 134,622,740 shares)	$10.11
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
27	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Interest	$143,942,094
Dividends from affiliated investments	1,965,092
Dividends	1,728,952
Securities lending	237,365
Less foreign taxes withheld	(1,386,876)
Total investment income	146,486,627
Expenses
Investment management fees	20,238,597
Distribution and service fees	1,072,994
Accounting and legal services fees	619,288
Transfer agent fees	1,834,506
Trustees’ fees	71,464
Custodian fees	620,621
State registration fees	101,503
Printing and postage	121,010
Professional fees	209,005
Other	107,107
Total expenses	24,996,095
Less expense reductions	(1,487,554)
Net expenses	23,508,541
Net investment income	122,978,086
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(92,213,145)
Affiliated investments	12,252
Futures contracts	(7,374,273)
Forward foreign currency contracts	12,995,635
Written options	9,000
(86,570,531)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	202,732,335
Affiliated investments	(4,370)
Futures contracts	3,198,369
Forward foreign currency contracts	(14,490,335)
191,435,999
Net realized and unrealized gain	104,865,468
Increase in net assets from operations	$227,843,554
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	28

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$122,978,086	$126,523,899
Net realized loss	(86,570,531)	(200,982,141)
Change in net unrealized appreciation (depreciation)	191,435,999	160,770,630
Increase in net assets resulting from operations	227,843,554	86,312,388
Distributions to shareholders
From earnings
Class A	(8,685,287)	(10,855,752)
Class C	(558,020)	(982,805)
Class I	(43,605,620)	(59,391,886)
Class R2	(99,001)	(152,434)
Class R6	(5,421,244)	(6,382,436)
Class NAV	(48,413,849)	(60,636,027)
Total distributions	(106,783,021)	(138,401,340)
From fund share transactions	(469,772,665)	(535,470,429)
Total decrease	(348,712,132)	(587,559,381)
Net assets
Beginning of year	3,342,708,132	3,930,267,513
End of year	$2,993,996,000	$3,342,708,132
29	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.72	$9.84	$11.37	$10.99	$10.67
Net investment income[1]	0.36	0.31	0.26	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.35	(0.09)	(1.45)	0.40	0.28
Total from investment operations	0.71	0.22	(1.19)	0.64	0.53
Less distributions
From net investment income	(0.31)	(0.34)	(0.34)	(0.26)	(0.21)
Net asset value, end of period	$10.12	$9.72	$9.84	$11.37	$10.99
Total return (%)[2,3]	7.44	2.33	(10.66)	5.88	5.01
Ratios and supplemental data
Net assets, end of period (in millions)	$268	$298	$326	$396	$332
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.13	1.11	1.10	1.12
Expenses including reductions	1.09	1.08	1.06	1.07	1.09
Net investment income	3.67	3.22	2.43	2.16	2.40
Portfolio turnover (%)	37	47	36	71	73

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	30

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.72	$9.85	$11.37	$10.99	$10.67
Net investment income[1]	0.29	0.24	0.18	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.35	(0.09)	(1.44)	0.40	0.27
Total from investment operations	0.64	0.15	(1.26)	0.56	0.45
Less distributions
From net investment income	(0.24)	(0.28)	(0.26)	(0.18)	(0.13)
Net asset value, end of period	$10.12	$9.72	$9.85	$11.37	$10.99
Total return (%)[2,3]	6.69	1.52	(11.19)	5.04	4.38
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$28	$43	$78	$147
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	1.83	1.81	1.80	1.82
Expenses including reductions	1.79	1.78	1.76	1.77	1.79
Net investment income	2.95	2.50	1.69	1.42	1.71
Portfolio turnover (%)	37	47	36	71	73

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
31	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.72	$9.84	$11.37	$10.99	$10.67
Net investment income[1]	0.39	0.34	0.29	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.35	(0.09)	(1.45)	0.40	0.27
Total from investment operations	0.74	0.25	(1.16)	0.68	0.56
Less distributions
From net investment income	(0.34)	(0.37)	(0.37)	(0.30)	(0.24)
Net asset value, end of period	$10.12	$9.72	$9.84	$11.37	$10.99
Total return (%)[2]	7.76	2.54	(10.30)	6.10	5.42
Ratios and supplemental data
Net assets, end of period (in millions)	$1,192	$1,410	$1,746	$2,009	$1,961
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.83	0.81	0.80	0.82
Expenses including reductions	0.79	0.78	0.76	0.77	0.79
Net investment income	3.96	3.51	2.73	2.45	2.70
Portfolio turnover (%)	37	47	36	71	73

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	32

CLASS R2 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.72	$9.85	$11.38	$11.00	$10.68
Net investment income[1]	0.35	0.30	0.25	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.36	(0.10)	(1.45)	0.40	0.27
Total from investment operations	0.71	0.20	(1.20)	0.63	0.52
Less distributions
From net investment income	(0.30)	(0.33)	(0.33)	(0.25)	(0.20)
Net asset value, end of period	$10.13	$9.72	$9.85	$11.38	$11.00
Total return (%)[2]	7.46	2.14	(10.71)	5.79	4.92
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$5	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.22	1.18	1.19	1.19
Expenses including reductions	1.16	1.17	1.13	1.16	1.17
Net investment income	3.60	3.12	2.36	2.07	2.34
Portfolio turnover (%)	37	47	36	71	73

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
33	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.72	$9.85	$11.38	$11.00	$10.67
Net investment income[1]	0.40	0.35	0.30	0.29	0.30
Net realized and unrealized gain (loss) on investments	0.36	(0.10)	(1.45)	0.40	0.28
Total from investment operations	0.76	0.25	(1.15)	0.69	0.58
Less distributions
From net investment income	(0.35)	(0.38)	(0.38)	(0.31)	(0.25)
Net asset value, end of period	$10.13	$9.72	$9.85	$11.38	$11.00
Total return (%)[2]	7.98	2.65	(10.28)	6.30	5.54
Ratios and supplemental data
Net assets, end of period (in millions)	$150	$159	$173	$226	$232
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.72	0.70	0.70	0.70
Expenses including reductions	0.67	0.67	0.65	0.67	0.68
Net investment income	4.08	3.63	2.83	2.55	2.82
Portfolio turnover (%)	37	47	36	71	73

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	34

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.71	$9.84	$11.37	$10.99	$10.66
Net investment income[1]	0.40	0.35	0.30	0.29	0.30
Net realized and unrealized gain (loss) on investments	0.35	(0.10)	(1.45)	0.40	0.28
Total from investment operations	0.75	0.25	(1.15)	0.69	0.58
Less distributions
From net investment income	(0.35)	(0.38)	(0.38)	(0.31)	(0.25)
Net asset value, end of period	$10.11	$9.71	$9.84	$11.37	$10.99
Total return (%)[2]	7.89	2.65	(10.28)	6.31	5.56
Ratios and supplemental data
Net assets, end of period (in millions)	$1,361	$1,444	$1,638	$2,159	$1,982
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.71	0.69	0.69	0.69
Expenses including reductions	0.67	0.66	0.65	0.66	0.66
Net investment income	4.09	3.64	2.84	2.57	2.83
Portfolio turnover (%)	37	47	36	71	73

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
35	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
| JOHN HANCOCK Strategic Income Opportunities Fund	36

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$375,643,960	—	$375,643,960	—
Foreign government obligations	722,945,906	—	722,945,906	—
Corporate bonds	1,330,713,802	—	1,330,713,802	—
Convertible bonds	100,300,239	—	100,300,239	—
Municipal bonds	74,843,738	—	74,843,738	—
Term loans	61,436,886	—	61,436,886	—
Collateralized mortgage obligations	179,425,409	—	179,425,409	—
Asset backed securities	49,832,005	—	49,832,005	—
Preferred securities	29,405,396	$29,405,396	—	—
Short-term investments	75,850,038	75,850,038	—	—
Total investments in securities	$3,000,397,379	$105,255,434	$2,895,141,945	—
Derivatives:
Assets
Futures	$1,874,086	$1,874,086	—	—
37	JOHN HANCOCK Strategic Income Opportunities Fund |

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$27,634,314	—	$27,634,314	—
Liabilities
Futures	(9,671)	$(9,671)	—	—
Forward foreign currency contracts	(34,278,594)	—	(34,278,594)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
| JOHN HANCOCK Strategic Income Opportunities Fund	38

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $45,551,324 and received $46,513,703 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
39	JOHN HANCOCK Strategic Income Opportunities Fund |

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $13,358.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $121,806,605 and a long-term capital loss carryforward of $229,930,227 available to offset future net realized capital gains. These carryforwards do not expire.
Qualified late year ordinary losses of $14,712,633 are treated as occurring on September 1, 2024, the first day of the fund’s next taxable year.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK Strategic Income Opportunities Fund	40

The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$106,783,021	$138,401,340
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, amortization and accretion on debt securities, derivative transactions and foreign currency transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
41	JOHN HANCOCK Strategic Income Opportunities Fund |

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2024, the fund used futures contracts to manage duration of the fund and to gain exposure to foreign currencies. The fund held futures contracts with USD notional values ranging from $104.6 million to $300.4 million as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.7 billion to $4.5 billion as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
| JOHN HANCOCK Strategic Income Opportunities Fund	42

Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended August 31, 2024, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $1,100 as measured at each quarter end. There were no open purchased options contracts as of August 31, 2024.
During the year ended August 31, 2024, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $10 as measured at each quarter end. There were no open written option contracts as of August 31, 2024.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$1,874,086	$(9,671)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	27,634,314	(34,278,594)
			$29,508,400	$(34,288,265)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(7,374,273)	—	—	$(7,374,273)
Currency	$(31,604)	—	$12,995,635	$9,000	12,973,031
Total	$(31,604)	$(7,374,273)	$12,995,635	$9,000	$5,598,758

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
43	JOHN HANCOCK Strategic Income Opportunities Fund |

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$3,198,369	—	$3,198,369
Currency	—	$(14,490,335)	(14,490,335)
Total	$3,198,369	$(14,490,335)	$(11,291,966)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust and 3) Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC. Effective February 9, 2024, the fund was no longer aggregated with Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Strategic Income Opportunities Fund	44

For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$133,375
Class C	11,035
Class I	611,394
Class R2	1,557
Class	Expense reduction
Class R6	$73,645
Class NAV	656,548
Total	$1,487,554

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.61% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $118,183 for the year ended August 31, 2024. Of this amount, $16,238 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $101,945 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $1,129 and $773 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
45	JOHN HANCOCK Strategic Income Opportunities Fund |

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$828,484	$321,877
Class C	228,888	26,729
Class I	—	1,477,784
Class R2	15,622	168
Class R6	—	7,948
Total	$1,072,994	$1,834,506
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,179,707	$31,197,818	4,371,866	$42,522,430
Distributions reinvested	858,689	8,434,850	1,083,347	10,505,749
Repurchased	(8,193,514)	(80,271,742)	(7,909,974)	(76,764,914)
Net decrease	(4,155,118)	$(40,639,074)	(2,454,761)	$(23,736,735)
Class C shares
Sold	270,020	$2,652,660	365,783	$3,556,267
Distributions reinvested	55,979	549,382	99,280	961,670
Repurchased	(1,291,979)	(12,664,237)	(1,918,605)	(18,636,147)
Net decrease	(965,980)	$(9,462,195)	(1,453,542)	$(14,118,210)
Class I shares
Sold	28,710,679	$281,716,137	36,864,395	$358,764,772
Distributions reinvested	4,331,825	42,542,600	5,962,906	57,804,902
Repurchased	(60,314,133)	(590,383,048)	(75,052,558)	(728,231,856)
Net decrease	(27,271,629)	$(266,124,311)	(32,225,257)	$(311,662,182)
| JOHN HANCOCK Strategic Income Opportunities Fund	46

	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	39,474	$388,307	53,803	$523,266
Distributions reinvested	9,783	96,234	15,069	146,216
Repurchased	(89,554)	(878,274)	(216,751)	(2,122,295)
Net decrease	(40,297)	$(393,733)	(147,879)	$(1,452,813)
Class R6 shares
Sold	3,259,271	$31,971,991	3,505,678	$34,190,358
Distributions reinvested	548,674	5,394,478	653,584	6,344,542
Repurchased	(5,402,012)	(52,948,394)	(5,337,601)	(51,858,649)
Net decrease	(1,594,067)	$(15,581,925)	(1,178,339)	$(11,323,749)
Class NAV shares
Sold	3,682,859	$36,269,581	8,487,263	$82,709,353
Distributions reinvested	4,929,714	48,413,849	6,248,171	60,592,946
Repurchased	(22,722,393)	(222,254,857)	(32,462,865)	(316,479,039)
Net decrease	(14,109,820)	$(137,571,427)	(17,727,431)	$(173,176,740)
Total net decrease	(48,136,911)	$(469,772,665)	(55,187,209)	$(535,470,429)
Affiliates of the fund owned 5% and 86% of shares of Class R6 and Class NAV, respectively, on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,096,155,440 and $1,466,195,983, respectively, for the year ended August 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $26,513,896 and $168,729,070, respectively, for the year ended August 31, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 39.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.8%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.3%
47	JOHN HANCOCK Strategic Income Opportunities Fund |

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	7,585,307	$51,027,776	$868,096,454	$(843,282,074)	$12,252	$(4,370)	$2,202,457	—	$75,850,038

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The publication of the one-, three- and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
| JOHN HANCOCK Strategic Income Opportunities Fund	48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Strategic Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Strategic Income Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
49	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	50

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
51	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	52

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed the benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed the peer group median for the five-year period, and underperformed the peer group median for the one-, three- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor.  The Board considered the fund’s ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds.  In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees and total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other
53	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	54

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data;
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
55	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	56

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This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827274	356A 8/24
10/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 28, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	October 28, 2024